                       As filed with the Securities and Exchange Commission on June 4, 2002

                                                                                    Securities Act File No. 33-____
                                                                          Investment Company Act File No. 811--21110
           --------------------------------------------------------------------------------------------

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                               ---------------------

                                                     FORM N-2

                                         (Check appropriate box or boxes)

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]
                  PRE-EFFECTIVE AMENDMENT
                  POST-EFFECTIVE AMENDMENT

                                                      AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]
                  Amendment No. _____

                                               ---------------------

                                      OFI TREMONT CORE STRATEGIES HEDGE FUND
                                 (Exact name of Registrant as specified in Charter)

                                                498 Seventh Avenue
                                             New York, New York 10018
                                     (Address of principal executive offices)

                        Registrant's Telephone Number, including Area Code: (212) 323-0200

                                               ---------------------

                                            c/o Katherine P. Feld, Esq.
                                         Vice President and Senior Counsel
                                              OppenheimerFunds, Inc.
                                                498 Seventh Avenue
                                                New York, NY 10018

                                      (Name and address of agent for service)
           --------------------------------------------------------------------------------------------

                                   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

                  AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on
Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box

It is proposed that this filing will become effective
         when declared effective pursuant to Section 8(c)

If appropriate, check the following box:

                           This [post-effective] amendment designates a new effective date for a previously filed
[post-effective amendment] [registration statement].

                           This form is filed to register additional securities for an offering pursuant to Rule
462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ______.

                         CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
==================================================================================
TITLE OF SECURITIES BEING REGISTERED      PROPOSED MAXIMUM AGGREGATE OFFERING AMOUNT      AMOUNT OF REGISTRATION FEE
-------------------------------------- ------------------------------------------------- ------------------------------
-------------------------------------- ------------------------------------------------- ------------------------------

Shares of Beneficial Interest                            $50,000,000                               $4,600.00
--------------------------------------
==================================================================================

                  The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                                                     FORM N-2

                                      OFI TREMONT CORE STRATEGIES HEDGE FUND

                                                    SIGNATURES

         Pursuant to the  requirements  of the Securities  Act of 1933 and the Investment  Company Act of 1940, the
Registrant has duly caused this  registration  statement to be signed on its behalf by the  undersigned,  thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of June, 2002

                                            OFI TREMONT CORE STRATEGIES HEDGE FUND

                                            By:      /s/ John V. Murphy
                                                     ---------------------------
                                                     Name:    John V. Murphy
                                                     Title:   President

         Pursuant to  requirements of the Securities Act of 1933,  this  registration  statement has been signed by the following persons in the capacities indicated.

Signatures                                           Title                              Date
----------                                           ------------------                 ----

/s/ John V. Murphy *                                 President,
-------------------------------------                Principal Executive
John V. Murphy                                       Officer, Trustee                   June 3, 2002

/s/ Ronald J. Abdow *
-------------------------------------                Trustee                            June 3, 2002
Ronald J. Abdow

/s/ Eustis Walcott
------------------------------------                 Trustee                            June 3, 2002
Eustis Walcott

/s/ Joseph M. Wikler*
-------------------------------------                Trustee                            June 3, 2002
 Joseph M. Wiker

/s/ Peter I. Wold *                                  Trustee                            June 3, 2002
-------------------------------------
Peter I. Wold

/s/ Brian W. Wixted*                                 Treasurer &                June 3, 2002
-------------------------------------                Principal Accounting
Brian W. Wixted                                      Officer

* By: /s/ Robert G. Zack
      ------------------
         Robert G. Zack, Attorney-In-Fact

                                               CROSS REFERENCE SHEET
                                      OFI TREMONT CORE STRATEGIES HEDGE FUND
                                            PARTS A AND B OF PROSPECTUS

Item No.                              Caption                                     Location in Prospectus
--------                              -------                                     ----------------------
    1.           Outside Front Cover Page..........................  Outside Front Cover Page
    2.           Inside Front and Outside Back Cover Page..........
                                                                     Inside Front and Outside Back Cover Page
    3.           Fee Table and Synopsis............................  Summary of Fund Expenses
    4.           Financial Highlights..............................  Not Applicable
    5.           Plan of Distribution..............................  Outside Front Cover Page; Distribution
                                                                     Arrangements; Investor Servicing Arrangements
    6.           Selling Shareholders..............................  Not Applicable
    7.           Use of Proceeds...................................  Use of Proceeds
    8.           General Description of the Registrant.............  Outside Front Cover Page; Prospectus
                                                                     Summary--The Fund; General Information
    9.           Management........................................  Management of the Fund; Use of Proceeds
    10.          Capital Stock, Long-Term Debt, and Other
                 Securities........................................  Distribution Arrangements
    11.          Defaults and Arrears on Senior Securities.........  Not Applicable
    12.          Legal Proceedings.................................  Not Applicable
    13.          Table of Contents of the Statement of Additional
                 Information.......................................  Table of Contents of Statement of Additional
                                                                     Information (SAI)
    14.          Cover Page of SAI.................................  Cover Page (SAI)
    15.          Table of Contents of SAI..........................  Table of Contents (SAI)
    16.          General Information and History...................  General Information (SAI)
    17.          Investment Objective and Policies.................  Investment Objective and Principal Strategies;
                                                                     Additional Investment Policies (SAI)
    18.          Management........................................  Management of the Fund; Board of Trustees
                                                                     (SAI); Investment Advisory and Other Services
                                                                     (SAI)
    19.          Control Persons and Principal Holders of
                 Securities........................................  Not Applicable
    20.          Investment Advisory and Other Services............  Investment Advisory and Other Services (SAI)
    21.          Brokerage Allocation and Other Practices..........  Brokerage (SAI)
    22.          Tax Status........................................  Taxes; Tax Aspects (SAI)
    23.          Financial Statements..............................  Financial Statements (SAI)

                                                                                (OppenheimerFunds logo)

OFI Tremont Core Strategies Hedge Fund

-------------------------------------------------------------------------------------------------------------------
Prospectus dated ________, 2002

-------------------------------------------------------------------------------------------------------------------
OFI Tremont  Core  Strategies  Hedge Fund seeks to generate  consistently  absolute  returns  over  various  market cycles.  The Fund seeks to achieve this objective by investing  primarily in private  investment  partnerships  and similar  investment  vehicles that are managed by a select group of  alternative  asset  managers  employing a wide range of specialized  investment  strategies.  This investment  process is often referred to as a multi-manager  or
"hedge  fund of funds"  approach.  OFI  Institutional,  Inc.  (the  "Adviser")  is the Fund's  investment  adviser.
Tremont  Partners,  Inc.  (the  "Investment  Manager"),  an  affiliate  of the  Adviser,  is the Fund's  investment
manager.                                                                        (continued on next page)

Investing  in the  Fund's  shares of  beneficial  interest  ("shares")  involves a high  degree of risk.  See "MAIN
RISKS OF INVESTING IN THE FUND" beginning on page ___.

                  Neither the Securities and Exchange  Commission nor any state securities  commission has approved or  disapproved  these  securities  or passed  upon the  adequacy of this  prospectus.  Any  representation  to the contrary is a criminal offense.

                                                      Per Share           Total Offering
                                                      ----------          --------------
Amount 1                                         $
Sales Load................................            None                   None
Proceeds to the Fund......................       $

OppenheimerFunds  Distributor,  Inc. (the  "Distributor")  acts as the  distributor  of the Fund's Shares on a best efforts  basis,  subject  to various  conditions.  Shares  are being  offered  through  the  Distributor  and other brokers and dealers that have entered into selling  agreements  with the  Distributor.  Shares will be sold only to
"Qualified  Investors"  that are exempt from Federal  income tax. See "Investor  Qualifications."  The  Distributor
expects to deliver  Shares  purchased  in the initial  offering on or about  __________,  2002,  or such earlier or later date as the  Distributor may determine.  In addition,  the Adviser may pay up to 15% of its management fee to brokers and dealers for providing administrative services. (See "Investor Servicing Arrangements").
                                               --------------------
                                        OppenheimerFunds Distributor, Inc.

(continued from previous page)

                  INVESTMENT  PROGRAM.  The Fund will pursue its  investment  objective by  investing  primarily in private investment  partnerships and similar investment  vehicles  ("Portfolio Funds") that are managed by a select group of  alternative  asset managers  ("Portfolio  Managers")  that employ a wide range of specialized  investment strategies.  It will allocate its assets  dynamically  among a variety of alternative  investment  strategies  that each  individually  offers the  potential  for  attractive  investment  returns and are expected to blend  together within the Fund's portfolio to limit the Fund's overall investment  exposure to general trends in equity,  debt and other  markets.  The  investment  programs of the Portfolio  Managers may include both market  neutral  strategies, such as long/short equity investing and various types of arbitrage strategies,  as well as directional  strategies, such as event driven and  distressed  investments.  In allocating the Fund's assets among  Portfolio  Managers that pursue directional  strategies,  the Fund's Investment Manager will emphasize  investment programs that it believes are most likely to achieve  high rates of return  under  prevailing  market  conditions.  Many of these  investment programs involve the use of hedging and arbitrage  techniques in the equity,  fixed income,  currency and commodity markets.  Portfolio  Managers may invest and trade in a wide range of instruments and markets,  including,  but not limited to, U.S. and non-U.S.  equities and equity-related  instruments,  currencies,  financial futures, and fixed income and other debt-related  instruments.  In connection with their investment programs,  Portfolio Managers will make use of a variety of sophisticated  investment  techniques that often involve,  among other things, short sales of  securities,  the use of  leverage  (i.e.,  borrowing  money  for  investment  purposes),  and  transactions  in derivative  securities and other financial  instruments such as stock options,  index options,  futures  contracts, and options on futures.  In lieu of  investing  in  Portfolio  Funds,  the Fund may on occasion  retain a Portfolio
Manager  to  manage  a  designated  portion  of the  Fund's  assets  in  accordance  with the  Portfolio  Manager's specialized  investment  style.  The Fund's  Investment  Manager will have  primary  responsibility  for  selecting
Portfolio  Managers and  determining  the portion of the Fund's assets to be allocated to each  Portfolio  Manager.
It  will  consider  various  criteria  in  selecting  Portfolio  Managers,  including:  the  historical  investment performance of the Portfolio  Manager;  its reputation and  experience;  the  effectiveness  of its risk management systems;  its adherence to its stated investment  philosophy;  the quality and stability of the Portfolio Manager's organization;  and whether key personnel of the Portfolio  Manager have  substantial  investments  in the Portfolio
Manager's investment program.

                  INVESTMENT  ADVISER.  OFI  Institutional,  Inc. (the "Adviser")  serves as the Fund's  investment adviser.  The Adviser is a  wholly-owned  subsidiary  of  OppenheimerFunds,  Inc.  ("OFI").  OFI has operated as an investment  adviser since January 1960. OFI (including its  subsidiaries)  managed more than $130 billion of assets as of March 31, 2002.  OFI's  clients  include the  Oppenheimer  mutual funds with more than 5 million  shareholder accounts.

                  MANAGER.  Tremont  Partners,  Inc.  (the  "Investment  Manager"),  an  affiliate  of the Adviser, serves as the investment manager and provides  day-to-day  investment  management  services to the Fund, subject to the general  supervision  of the Adviser.  Since 1984,  the  Investment  Manager and its  affiliates  have provided alternative  investment solutions to a diverse client base, including financial  institutions,  mutual funds, other investment companies, investment managers, ERISA plans, and high net worth individuals.

                  RESTRICTIONS  ON  TRANSFER.   With  very  limited   exceptions,   shares  of  the  Fund  are  not
transferable and liquidity will be provided only through  repurchase  offers which may be made from time to time by the  Fund as  determined  by the  Board  of  Managers  of the  Fund  (the  "Board")  in its  sole  discretion.  See
"Repurchases of Shares and Transfers."

                  REPURCHASES  OF SHARES.  To provide a limited  degree of  liquidity to  investors,  the Fund from time to time may offer to repurchase its outstanding  shares  pursuant to written tenders by investors.  Repurchase offers  will be made at such  times and on such  terms as may be  determined  by the Board in its sole  discretion.
The  Adviser  expects  that it will  recommend  to the  Board  that  the  Fund  offer to  repurchase  shares  as of
______________  and  thereafter,  four times each year, as of the last business day of March,  June,  September and
December.  The Fund's  Declaration  of Trust provides that the Fund will be dissolved if the shares of any investor that has  submitted  a  written  request  for  repurchase  of its  shares,  in  accordance  with  the  terms of the
Declaration  of Trust,  has not been  repurchased  by the Fund  within a period of two years  after the  investor's request.  A  redemption  fee equal to 1.00% of the value of shares  repurchased  by the Fund will apply if the date as of which the shares are to be valued for purposes of  repurchase  is less than one year  following the date of a shareholder's initial investment in the Fund.  See "Repurchases of  Shares and Transfers."

                  MANAGEMENT  FEE. The Fund will pay the Adviser a monthly fee (the  "Management  Fee") computed at the annual rate of 1.50% of the aggregate value of outstanding  Shares  determined as of the last day of the month.
See "How the Fund is Managed - Advisory Fees."

                  INVESTOR  QUALIFICATIONS.  Shares are being  offered only to investors  that (i)  represent  that they are natural persons or companies  (other than  investment  companies) that have a net worth (or in the case of individuals,  a joint net  worth  with  their  spouse)  of more than  $1,500,000  or that they meet  certain  other qualification  requirements ("Qualified  Investors"),  (ii) represent that they are U.S. persons for Federal income tax  purposes,  and (iii) are  exempt  from  Federal  income  tax.  See "About  Your  Account - How to Buy Shares -
Investor  Qualifications."  The  minimum  initial  investment  in the Fund by any  investor is  $1,000,000  and the minimum additional  investment in the Fund by any investor is $100,000.  Investors generally must hold their shares through  the  Distributor  or  through a broker or  dealer  that has  entered  into a  selling  agreement  with the
Distributor.

                                               --------------------

                  This  prospectus  concisely  provides the  information  that a prospective  investor  should know about the Fund before  investing.  Investors  are advised to read this  prospectus  carefully  and to retain it for future reference.  Additional  information about the Fund, including a statement of additional  information ("SAI")
dated  ________,  has been filed with the  Securities  and Exchange  Commission.  The SAI is available upon request and  without  charge  by  writing  the  Fund  at the  address  above  or by  calling  (800)  858-9826.  The  SAI is incorporated  by reference into this  prospectus in its entirety.  The table of contents of the SAI appears on page
___ of this  prospectus.  The SAI, and other  information  about the Fund,  is also  available on the SEC's website
(http://www.sec.gov).  The  address  of the  SEC's  Internet  site  is  provided  solely  for  the  information  of prospective investors and is not intended to be an active link.

                  An investment  in the Fund is not a deposit or  obligation  of, or guaranteed or endorsed by, any bank or other insured  depository  institution,  and is not insured by the Federal Deposit  Insurance  Corporation, the Federal Reserve Board or any other government agency.

                  You  should  rely  only  on the  information  contained  in this  prospectus.  The  Fund  has not authorized  anyone to  provide  you with  different  information.  The Fund is not making an offer of Shares in any state or other  jurisdiction  where  the  offer is not  permitted.  You  should  not  assume  that the  information provided by this prospectus is accurate as of any date other than the date on the front of this prospectus.

TABLE OF CONTENTS

A B O U T  T H E  F U ND

Fees and Expenses of the Fund
A Brief Overview of the Fund
Main Risks of Investing in the Fund
         Investment-Related Risks
         Special Investment Instruments and Techniques
         General Risks
         Special Risks of Multi-Manager Structure
Use of Proceeds of the Fund's Offering
The Fund and Its Investments
Performance Information
How the Fund is Managed

A B O U T  Y O U R  A C C O U N T

How to Buy Shares
         Investor Qualifications
         Distribution Arrangements
o        General Terms
o        Purchase Terms
o        Calculation of Net Asset Value
Repurchases of Shares and Transfers
         No Right of Redemption
         Repurchases of Shares
         Mandatory Redemption by the Fund
Dividends, Capital Gains and Taxes
Additional Information About the Fund
Table of Contents of the Statement of Additional Information

A B O U T  T H E  F U N D

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, and other services.
All shareholders therefore pay those expenses indirectly.  You may also pay an Early Redemption Fee if your shares are repurchased by the Fund less than one year after the date of your initial investment.  The following tables are provided to help you understand the fees and expenses you may bear directly (shareholder transaction expenses) or indirectly (annual fund operating expenses) if you buy and hold shares of the Fund.

Shareholder Transaction Expenses

                    ------------------------------------------------------ ---------------
                                                                               Shares
                    ------------------------------------------------------ ---------------
                    ------------------------------------------------------ ---------------
                    Sales Charge (Load) on purchases                            None
                    -----------------------------------------------------
                    (as % of offering price)
                    ------------------------------------------------------ ---------------
                    ------------------------------------------------------ ---------------
                    Dividend Reinvestment Fees                                  None
                    ------------------------------------------------------ ---------------
                    ------------------------------------------------------ ---------------
                    Early Redemption Fee (as percentage of value of
                    Shares  repurchased) (applies to repurchases less          1.00%
                    than one year after date of initial investment)

                    ------------------------------------------------------ ---------------

Annual Fund Operating Expenses (deducted from Fund assets):
(as a % of average annual net assets attributable to shares)

     Management Fee.......................................................................  1.50% (1)
     Administration Fee................................................................ 0.15% (2)
     Other expenses............................................                             0.20% (3)
     Total annual operating expenses................................................. 1.85% (4)
1.       OFI  Institutional,  Inc., as the Fund's Adviser,  will use a portion of its management fee (not to exceed
         15% of its  management  fee) to pay  qualifying  brokers,  dealers and  financial  advisers for  providing administrative  services to their clients invested in the Fund. See "Investor  Servicing  Arrangements,  "
         below.

2.       Under  the  terms  of an  administration  agreement  with the  Fund,  the  Adviser  will  provide  certain administrative  services  to the Fund,  including,  among  others,  assisting  in the  review of  investor
         applications,   handling  shareholder  inquiries,  and  preparing  various  reports,   communications  and
         regulatory filings of the Fund.  See "Administrative Services," below.

3.       Does not include  ongoing  offering  costs  (which are not  expected to exceed 1% of net assets  annually)
         which will be charged to capital as incurred.

4.       The  "Other  Expenses"  in the table are based,  among  other  things,  the fees the Fund would pay if the
         Adviser  has not  voluntarily  undertaken  that the Fund's  total  expenses  will not exceed  1.75% of the
         Fund's  average  annual net assets.  The  Adviser  may  terminate  or amend this  undertaking  at any time without  notice  to  shareholders.  After the  waiver,  "Other  Expenses"  are  0.10%  and  "Total  Annual
         Operating Expenses" are 1.75% as a percentage of average daily net assets.

         Expenses may vary in the future years. Because the Fund is a new fund with no operating history,. "Other
         Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses among others, based on the Adviser's projections of what those expenses will be in the Fund's first fiscal year.

Expenses may vary in future years.  "Other expenses" are estimates of the transfer agent fees,  custodial fees, and accounting and legal expenses,  among others, based on the Manager's  projections of what those expenses will be in the Fund's first fiscal year.

EXAMPLES.  These examples are intended to help you understand the cost of investing in the Fund. The examples assume that you invest $1,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you keep your shares.  The second example assumes that your shares are repurchased by the Fund at the end of those periods.  Both examples also assume that your investment has a 5%
return each year and that a class's operating expenses remain the same as the expenses in the Annual Fund
Operating Expense table above. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
Assuming you do not tender
shares for repurchase by the              1 Year               3 Years             5 Years             10 Years
Fund:
                                   --------------------- -------------------- ------------------- -------------------
                                   --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
Assuming you tender your shares
for repurchase by the Fund:
                                          1 Year               3 Years             5 Years             10 Years
                                   --------------------- -------------------- ------------------- -------------------
                                   --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------

-------------------------------------------------------------------------------------------------------------------
The examples should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.
-------------------------------------------------------------------------------------------------------------------

A Brief Overview of the Fund

-------------------------------------------------------------------------------------------------------------------
This  section  summarizes  information  that is  discussed  in more  detail  later in this  Prospectus.  You should carefully  read the more  detailed  information.  For a  detailed  discussion  of risks of  investing  in the Fund, please refer to "Main Risks of Investing in the Fund," on page ___
-------------------------------------------------------------------------------------------------------------------

What is the Fund?  The Fund is a closed-end, management investment company, organized as a Massachusetts business trust on _____, 2002.  The Fund is non-diversified. That means that under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Fund is not limited in the amount of assets that it may invest in any single issuer of securities.  However, the Fund intends to diversify its assets to the extent required under the
Internal Revenue Code so that it can qualify as a "regulated investment company" for Federal tax purposes.  See
"Dividends, Capital Gains and Taxes."

What is the Fund's Investment Objective?  The Fund seeks to generate consistently absolute returns over various market cycles.

What does the Fund Invest In? The Fund seeks to achieve  its  investment  objective  by  allocating  its assets for investment  among a select group of alternative  asset managers  ("Portfolio  Managers")  employing a wide range of specialized  investment  strategies.  It will  allocate  its  assets  dynamically  among a variety  of  alternative investment  strategies  that each  individually  offer the  potential  for  attractive  investment  returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall  investment  exposure to general trends in equity,  debt and other  markets.  The  Investment  Manager is primarily  responsible  for  selecting the
Portfolio  Managers and  determining  the portion of the Fund's assets to be allocated to each  Portfolio  Manager, subject to the general  supervision  of the  Adviser  and the Fund's  Board of  Trustees.  The Fund will  implement these  allocation  decisions  by investing  primarily in private  investment  partnerships  and similar  investment vehicles that are managed by Portfolio Managers ("Portfolio Funds").

Portfolio  Funds in which  the Fund  will  invest  may  include  private  investment  limited  partnerships,  joint ventures,  other investment  companies and similar entities managed by Portfolio  Managers.  In addition,  the Fund may on  occasion  retain one or more  Portfolio  Managers  to manage and invest  designated  portions of the Fund's assets (either as separately  managed  accounts or by creating  separate  investment  vehicles in which a Portfolio
Manager  will  serve as  general  partner  of the  vehicle  and the Fund  will be the sole  limited  partner).  Any arrangement in which the Fund retains a Portfolio  Manager to manage an account or investment  vehicle for the Fund is referred to as a "Portfolio Account."

The investment  programs of the Portfolio Managers may include both market neutral  strategies,  such as long/short equity  investing and various  types of arbitrage  strategies,  as well as  directional  strategies,  such as event driven and distressed  investments.  Although some Portfolio  Managers may pursue strategies that historically have exhibited  low  correlation  to  traditional  equity  markets,  other  Portfolio  Managers  may pursue  directional strategies.  In allocating  the Fund's assets among  Portfolio  Managers that pursue  directional  strategies,  the
Investment  Manager will  emphasize  investment  programs that it believes are most likely to achieve high rates of return under prevailing market  conditions.  Many of the investment  programs of Portfolio Managers involve the use of  hedging  and  arbitrage  techniques  in the  equity,  fixed  income,  currency  and  commodity  markets.  These investment  programs employ a variety of  sophisticated  investment  techniques  that include,  among other things, short sales of securities,  use of leverage (i.e.,  borrowing money for investment  purposes),  and transactions in derivative securities and other financial instruments such as stock options,  index options,  futures contracts and options on futures.  Portfolio  Managers'  use of these  techniques  will be an integral  part of their  investment programs, and involves significant risks to the Fund.

The investment strategies of the Portfolio Managers may include, among others:
o        long/short equity;
o        equity hedging and arbitrage;
o        fixed income hedging and arbitrage;
o        currency hedging and arbitrage;
o        index arbitrage ;
o        interest rate arbitrage;
o        merger arbitrage;
o        convertible bond and warrant hedging;
o        statistical long/short equity strategies;
o        pairs trading;
o        event driven; and
o        distressed issuer investing.

Portfolio  Managers using  arbitrage  strategies  attempt to identify and exploit  pricing  inefficiencies  between related  instruments or combinations  of instruments.  Sophisticated  mathematical  and statistical  techniques and models are used to attempt to identify  relative value between  related  instruments or combinations of instruments and to capture  mispricings among such instruments.  Portfolio  Managers pursuing  arbitrage  strategies  utilize a variety of  techniques  and models,  ranging  from purely  quantitative,  short-term  models to more  discretionary approaches using fundamental research to construct long and short portfolios.

What are the Main Risks of Investing in the Fund?  The Fund is subject to a number of investment  risks,  described in "Main Risks of  Investing  in the Fund,"  below.  In  addition,  shares of the Fund are  subject to  substantial restrictions  on  transfer  and have  limited  liquidity.  You  should  consider  an  investment  in the Fund to be illiquid.

The Fund is a  non-diversified  fund and  invests  in  Portfolio  Funds  that may not have  diversified  investment portfolios.  Investors  will bear fees and expenses at the Fund level and also at the  Portfolio  Fund or Portfolio
Account  level.  Portfolio  Funds  generally  will not be registered as investment  companies  under the Investment
Company Act. The Investment  Manager may have little or no means of independently  verifying  information  provided by Portfolio  Managers.  The Fund may receive  securities  that are  illiquid or  difficult to value in  connection with withdrawals and distributions from Portfolio Funds.

In view of the risks noted above,  the Fund should be considered a  speculative  investment  and  investors  should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or  representation  is made that the investment  program of the Fund or of any Portfolio  Manager will be successful,  that the various  Portfolio  Managers  selected will produce positive returns or that the Fund will achieve its investment objective.

Who is the Fund  Designed  For? The Fund is designed  for  investors  that are exempt from Federal  income tax that seek  consistently  absolute  returns over various  market cycles.  An investment in the Fund involves  substantial risks,  including  the risk  that the  entire  amount  invested  may be lost.  The Fund  allocates  its  assets  to
Portfolio  Managers  and  invests in  Portfolio  Funds  that  invest in and  actively  trade  securities  and other financial  instruments  using a variety of  strategies  and  investment  techniques  that may  involve  significant risks.  Various  risks  are also  associated  with an  investment  in the Fund,  including  risks  relating  to the multi-manager structure of the Fund and risks relating to the limited liquidity of shares.

Prospective  investors  should  consider the risks and other  factors  described  below in  determining  whether an investment  in the Fund is a suitable  investment.  However,  the risks  enumerated  below  should not be viewed as encompassing  all of the risks  associated with an investment in the Fund.  Prospective  investors should read this entire  prospectus  and the statement of additional  information of the Fund (the "SAI") and consult with their own advisers before deciding  whether to invest.  In addition,  as the Fund's  investment  program develops and changes over time (subject to limitations  established by the Fund's investment  policies and restrictions),  an investment in the Fund may in the future be subject to additional and different risk factors.

How Can an Investor Buy Shares?    The Distributor acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions, pursuant to the terms of a General Distributor's Agreement entered into
with the Fund.   Investors may purchase shares directly through the Distributor.   Alternatively, shares may be
purchased through brokers or dealers that have entered into selling agreements with the Distributor. The
Distributor is an affiliate of the Adviser and the Investment Manager.

Shares are being  offered in an initial  offering.  The  Distributor  expects to deliver  shares  purchased  in the initial  offering  on or  about  ___________,  2002,  or on such  earlier  or  later  date as the  Distributor  may determine.  Subsequent  to the initial  offering,  shares will be offered and may be purchased on a monthly  basis, or at such other times as may be determined by the Board.

All investor funds for the initial closing of the sale of shares,  and for closings of subsequent  offerings,  will be deposited in an escrow account  maintained by  ____________,  as escrow agent, at  ___________Bank,  __________, for the benefit of the  investors.  Funds held in the escrow  account may be invested in high  quality,  short-term investments,  and any interest  earned on the funds will be paid to  investors  on the date shares are issued.  The full amount of an  investment  is payable in Federal  funds,  which must be received by the  Distributor  not later than  fourteen  calendar  days prior to the  beginning of a month if payment is made by check or four business days prior to the beginning of a month if payment is sent by wire.

Before an investor may invest in the Fund, the Distributor or the investor's  sales  representative  will require a certification from the investor that it is a Qualified  Investor and meets other  requirements for investment,  and that the investor  will not  transfer its shares  except in the limited  circumstances  permitted  under the Funds'
Declaration  of Trust.  The form of investor  certification  that each  investor will be asked to sign is contained in Appendix A of this  prospectus.  An investor's  certification  must be received by the  Distributor,  along with its payment as described above, otherwise an investor's order will not be accepted.

How Do the  Fund's  Repurchase  Offers  Provide  Liquidity?  The Fund from time to time  will  offer to  repurchase outstanding  shares pursuant to written tenders by shareholders.  Repurchase  offers will be made at such times and on such  terms  as may be  determined  by the  Board  in its sole  discretion,  and  generally  will be  offers  to repurchase  a specified  dollar  amount of  outstanding  shares.  A  redemption  fee equal to 1.00% of the value of shares  repurchased  by the Fund will apply if the date as of which the shares  are to be valued  for  purposes  of repurchase  is less than one year  following  the date of the  shareholders'  initial  investment  in the Fund.  If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase.

  In determining  whether the Fund should  repurchase  shares pursuant to written tenders,  the Board will consider the  recommendations  of the Adviser.  The Adviser  expects that it will recommend to the Board that the Fund offer to  repurchase  shares as of  _________,  and  thereafter,  four times each year,  as of the last  business  day of
March,  June,  September and December.  The  Declaration  of Trust  provides that the Fund will be dissolved if the shares for which a shareholder  has submitted a written  request for  repurchase,  in accordance  with the terms of the  Declaration  of  Trust,  have not  been  repurchased  by the Fund  within a  period  of two  years  after  the shareholder's request

Who Manages the Fund?   OFI Institutional, Inc. (the "Adviser"), a wholly-owned subsidiary of OppenheimerFunds,
Inc.,  is the Fund's investment adviser.  Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the
Adviser, is the Fund's investment manager.   The Investment Manager provides day-to-day investment management services to the Fund, including the selection of Portfolio Managers.

Main Risks of Investing in the Fund

All investments carry risks to some degree. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.  The Fund allocates its assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks.  Various other types of risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of shares.

INVESTMENT-RELATED RISKS

General Economic and Market  Conditions.  The success of the Fund's  investment  program may be affected by general economic  and market  conditions,  such as  interest  rates,  availability  of credit,  inflation  rates,  economic uncertainty,  changes in laws, and national and  international  political  circumstances.  These factors may affect the level and  volatility  of  securities  prices and the  liquidity of  investments  held by  Portfolio  Funds and
Portfolio  Accounts.  Unexpected  volatility  or  illiquidity  could impair the Fund's  profitability  or result in losses.

Highly Volatile  Markets.  The prices of commodities  contracts and all derivative  instruments,  including futures and  options,  can be highly  volatile.  Price  movements of forwards,  futures and other  derivative  contracts in which a Portfolio  Fund's or Portfolio  Account's  assets may be invested are  influenced  by, among other  things, interest rates,  changing supply and demand  relationships,  trade, fiscal,  monetary and exchange control programs and policies of  governments,  and national and  international  political  and  economic  events and  policies.  In addition,  governments from time to time intervene,  directly and by regulation,  in certain markets,  particularly those in currencies,  financial  instruments,  futures and options. Such intervention often is intended directly to influence  prices and may,  together  with other  factors,  cause all of such  markets to move  rapidly in the same direction because of, among other things,  interest rate  fluctuations.  Portfolio Funds and Portfolio Accounts are also subject to the risk of the failure of any exchanges on which their  positions  trade or of the  clearinghouses for those exchanges.

Risks of  Securities  Activities.  All  securities  investing  and trading  activities  involve the risk of loss of capital.  While the  Investment  Manager will attempt to moderate  these risks,  there can be no assurance that the
Fund's investment  activities will be successful or that Members will not suffer losses.  The following  discussion sets forth some of the more significant risks associated with the Portfolio Managers' styles of investing:

           Equity Securities.  Portfolio  Managers'  investment  portfolios may include long and short positions in common stocks,  preferred stocks and convertible securities of U.S. and non-U.S.  issuers.  Portfolio Managers also may invest in depository  receipts relating to non-U.S.  securities.  Equity securities  fluctuate in value,  often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.

         Fixed-Income  Securities.  The value of  fixed-income  securities in which  Portfolio  Funds and Portfolio
Accounts invest will change in response to fluctuations in interest  rates.  For fixed-rate debt  securities,  when prevailing  interest rates fall, the values of already-issued  debt securities  generally rise. When interest rates rise,  the values of  already-issued  debt  securities  generally  fall, and they may sell at a discount from their face amount.  In addition,  the value of certain  fixed-income  securities can fluctuate in response to perceptions of credit  worthiness,  political  stability or soundness of economic  policies.  Valuations of other  fixed-income instruments,  such as mortgage-backed  securities, may fluctuate in response to changes in the economic environment that may affect future cash flows.

         Non-U.S.  Investments.  It is  expected  that  Portfolio  Funds  and  Portfolio  Accounts  will  invest in securities  of  non-U.S.  companies  and  countries.  Foreign  obligations  have risks not  typically  involved  in domestic  investments.  Foreign  investing  can  result in higher  transaction  and  operating  costs for the Fund.
Foreign  issuers are not subject to the same  accounting  and  disclosure  requirements  to which U.S.  issuers are subject and  consequently,  less information is available to investors in companies  located in such countries than is  available  to investors in companies  located in the United  States.  The value of foreign  investments  may be affected  by exchange  control  regulations;  fluctuations  in the rate of exchange  between  currencies  and costs
associated  with  currency  conversions;   the  potential  difficulty  in  repatriating  funds;   expropriation  or
nationalization of a company's assets;  delays in settlement of transactions;  changes in governmental  economic or monetary policies in the U.S. or abroad; or other political and economic factors.

                  Securities of issuers in emerging and  developing  markets  present risks not found in securities of issuers in more  developed  markets.  Securities  of issuers in  emerging  and  developing  markets  may be more difficult to sell at acceptable  prices and their prices may be more  volatile  than  securities of issuers in more developed  markets.  Settlements of securities trades in emerging and developing  markets may be subject to greater delays than in other  markets so that the Fund might not  receive the  proceeds of a sale of a security on a timely basis.  Emerging  markets  generally have less developed  trading  markets and exchanges,  and legal and accounting systems.

         Illiquid  Portfolio  Investments.  Portfolio  Funds and Portfolio  Accounts may invest in securities  that are subject to legal or other  restrictions  on transfer or for which no liquid market  exists.  The market prices, if any, for such securities  tend to be volatile and a Portfolio Fund or Portfolio  Account may not be able to sell them when it desires to do so or to realize what it  perceives  to be their fair value in the event of a sale.  The sale of restricted  and illiquid  securities  often requires more time and results in higher  brokerage  charges or dealer  discounts  and other selling  expenses  than does the sale of  securities  eligible for trading on national securities exchanges or in the over-the-counter  markets.  Restricted  securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

The  Portfolio  Managers  may  utilize a variety of special  investment  instruments  and  techniques  to hedge the portfolios of the Portfolio  Funds against  various risks (such as changes in interest  rates or other factors that affect  security  values)  or for  non-hedging  purposes  to  pursue a  Portfolio  Fund's  or  Portfolio  Account's investment  objective.  These strategies may be executed through  derivative  transactions.  Certain of the special investment  instruments  and  techniques  that the Portfolio  Managers may use are  speculative  and involve a high degree of risk, particularly in the context of non-hedging transactions.

         Derivatives.  Derivatives  are securities and other  instruments  the value or return of which is based on the  performance of an underlying  asset,  index,  interest rate or other  investment.  Derivatives may be volatile and involve  various  risks,  depending  upon the  derivative  and its function in a portfolio.  Special  risks may apply to  instruments  that are invested in by Portfolio  Funds or Portfolio  Accounts in the future that cannot be determined  at this time or until such  instruments  are  developed or invested in by Portfolio  Funds or Portfolio
Accounts.  Certain  swaps,  options  and other  derivative  instruments  may be subject to various  types of risks, including market risk,  liquidity risk, the risk of non-performance  by the counterparty,  including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk.

         Call and Put  Options.  There are risks  associated  with the sale and  purchase of call and put  options.
The seller  (writer) of a call option which is covered  (e.g.,  the writer holds the underlying  security)  assumes the risk of a decline in the market price of the  underlying  security  below the purchase  price of the underlying security less the premium  received,  and gives up the  opportunity  for gain on the underlying  security above the exercise  price of the  option.  The  seller  of an  uncovered  call  option  assumes  the risk of a  theoretically unlimited  increase in the market price of the  underlying  security  above the exercise  price of the option.  The securities  necessary to satisfy the  exercise of the call option may be  unavailable  for purchase  except at much higher  prices.  Purchasing  securities  to satisfy the  exercise of the call option can itself  cause the price of the securities to rise further,  sometimes by a significant amount,  thereby  exacerbating the loss. The buyer of a call option assumes the risk of losing its entire  premium  invested in the call option.  The seller  (writer) of a put option which is covered (e.g.,  the writer has a short position in the  underlying  security)  assumes the risk of an increase in the market price of the  underlying  security  above the sales price (in  establishing  the short position) of the  underlying  security  plus the premium  received,  and gives up the  opportunity  for gain on the underlying  security  below the exercise  price of the option.  The seller of an uncovered  put option  assumes the risk of a decline in the market  price of the  underlying  security  below the  exercise  price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

         Hedging  Transactions.  The  Portfolio  Managers may utilize a variety of financial  instruments,  such as derivatives,  options,  interest  rate swaps,  caps and floors,  futures  and  forward  contracts  to seek to hedge against  declines in the values of their  portfolio  positions as a result of changes in currency  exchange  rates, certain changes in the equity markets and market  interest rates and other events.  Hedging  transactions  may also limit the  opportunity  for gain if the value of the hedged  portfolio  positions  should  increase.  It may not be possible  for the  Portfolio  Managers  to hedge  against  a change  or event at a price  sufficient  to  protect a
Portfolio  Fund's or Portfolio  Account's assets from the decline in value of the portfolio  positions  anticipated as a result of such  change.  In addition,  it may not be possible to hedge  against  certain  changes or events at all.  While a Portfolio  Manager may enter into such  transactions  to seek to reduce  currency  exchange  rate and interest  rate  risks,  or the risks of a decline in the equity  markets  generally  or one or more  sectors of the equity markets in particular,  or the risks posed by the occurrence of certain other events,  unanticipated changes in currency or interest  rates or  increases or smaller than  expected  decreases in the equity  markets or sectors being  hedged  or the  non-occurrence  of other  events  being  hedged  against  may  result  in a  poorer  overall performance  for the Fund than if the  Portfolio  Manager  had not  engaged  in any such  hedging  transaction.  In addition,  the degree of correlation  between price  movements of the  instruments  used in a hedging  strategy and price  movements  in the  portfolio  position  being  hedged  may vary.  Moreover,  for a variety of  reasons,  the
Portfolio  Managers  may not seek to establish a perfect  correlation  between  such  hedging  instruments  and the portfolio  holdings being hedged.  Such  imperfect  correlation  may prevent the Portfolio  Managers from achieving the intended hedge or expose the Fund to additional risk of loss.

         Counterparty  Credit Risk. Many of the markets in which the Portfolio  Funds or Portfolio  Accounts effect their  transactions  are  "over-the-counter"  or  "inter-dealer"  markets.  The  participants  in these markets are typically not subject to credit  evaluation and regulatory  oversight as are members of "exchange  based"  markets.
To the extent a Portfolio  Fund or Portfolio  Account  invests in swaps,  derivative or synthetic  instruments,  or other  over-the-counter  transactions,  on these markets,  it is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of  settlement  default.  These  risks may differ  materially  from those associated  with  transactions  effected  on an  exchange,  which  generally  are backed by  clearing  organization guarantees,  daily  marking-to-market and settlement,  and segregation and minimum capital requirements  applicable to  intermediaries.  Transactions  entered into directly between two  counterparties  generally do not benefit from such  protections.  This exposes a Portfolio  Fund or Portfolio  Account to the risk that a  counterparty  will not settle a  transaction  in  accordance  with its terms and  conditions  because  of a dispute  over the terms of the contract  (whether or not bona fide) or because of a credit or liquidity  problem,  thus causing the Portfolio Fund or  Portfolio  Account to suffer a loss.  Such  counterparty  risk is  accentuated  in the case of  contracts  with longer  maturities  where  events may  intervene  to prevent  settlement,  or where a Portfolio  Fund or  Portfolio
Account has  concentrated  its  transactions  with a single or small group of  counterparties.  Portfolio Funds and
Portfolio  Accounts are not restricted from dealing with any particular  counterparty or from  concentrating any or all of their transactions with one counterparty.  However,  the Investment  Manager,  with the intent to diversify, intends to monitor  counterparty  credit  exposure  of  Portfolio  Funds and  Portfolio  Accounts.  The  ability of
Portfolio Funds and Portfolio Accounts to transact business with any one or number of  counterparties,  the lack of any independent  evaluation of such  counterparties'  financial  capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

         Leverage;  Interest  Rates;  Margin.  The Fund is authorized to borrow money for investment  purposes,  to meet repurchase requests and for cash management  purposes.  Portfolio Funds generally are also permitted to borrow money.  The Fund,  Portfolio  Funds and Portfolio  Accounts may directly or indirectly  borrow funds from brokerage firms and  banks.  Borrowing  for  investment  purposes  is known as  "leverage."  Portfolio  Funds  and  Portfolio
Accounts  may also  "leverage"  by using  options,  swaps,  forwards  and other  derivative  instruments.  Although leverage  presents  opportunities  for  increasing  total  investment  return,  it has the  effect  of  potentially increasing  losses as well.  Any event that  adversely  affects  the value of an  investment,  either  directly  or indirectly,  by a Portfolio  Fund or Portfolio  Account could be magnified to the extent that leverage is employed.
The  cumulative  effect of the use of leverage,  directly or  indirectly,  in a market that moves  adversely to the investments  of the entity  employing  the  leverage  could result in a loss that would be greater than if leverage were not employed.  In addition,  to the extent that the Fund,  Portfolio Managers or Portfolio Funds borrow funds, the rates at which they can borrow may affect the  operating  results of the Fund.  Any  borrowings by the Fund for investment purposes will be made solely for Portfolio Accounts.

                  In  general,  the  anticipated  use of  short-term  margin  borrowings  by  Portfolio  Funds  and
Portfolio  Accounts results in certain  additional  risks.  For example,  should the securities that are pledged to brokers to secure margin  accounts  decline in value, or should brokers from which the Portfolio Funds or Portfolio
Funds have borrowed  increase their  maintenance  margin  requirements  (i.e.,  reduce the percentage of a position that can be  financed),  then the  Portfolio  Funds or  Portfolio  Accounts  could be subject  to a "margin  call,"
pursuant to which they must either  deposit  additional  funds with the broker or suffer  mandatory  liquidation of the pledged  securities to  compensate  for the decline in value.  In the event of a precipitous  drop in the value of the assets of a Portfolio  Fund or Portfolio  Account,  it might not be able to liquidate  assets quickly enough to pay off the  margin  debt and  might  suffer  mandatory  liquidation  of  positions  in a  declining  market  at relatively  low prices,  thereby  incurring  substantial  losses.  For these  reasons,  the use of  borrowings  for investment purposes is considered a speculative investment practice.

                  Short  Selling.  The  Portfolio  Managers may engage in short  selling.  Short  selling  involves selling  securities  that are not owned and borrowing the same  securities for delivery to the  purchaser,  with an obligation  to replace the borrowed  securities at a later date.  Short  selling  allows an investor to profit from declines in market prices to the extent such declines exceed the  transaction  costs and the costs of borrowing the securities.  A short sale creates the risk of an unlimited  loss,  as the price of the  underlying  security  could theoretically  increase  without  limit,  thus  increasing  the cost of buying those  securities to cover the short position.  There can be no assurance  that the  securities  necessary to cover a short  position  will be available for purchase.  Purchasing  securities to close out the short  position can itself cause the price of the securities to rise  further,  thereby  exacerbating  the loss.  For these  reasons,  short selling is considered a speculative investment practice.

                  Portfolio  Funds and  Portfolio  Accounts  may also effect  short sales  "against the box." These transactions  involve selling short  securities  that are owned (or that a Portfolio Fund or Portfolio  Account has the right to obtain).  When a Portfolio  Fund or  Portfolio  Account  enters into a short sale  against the box, it will set aside  securities  equivalent in kind and amount to the securities  sold short (or securities  convertible or  exchangeable  into such  securities)  and will  hold such  securities  while  the  short  sale is  outstanding.
Portfolio Funds and Portfolio  Accounts will incur transaction costs,  including  interest expenses,  in connection with opening, maintaining and closing short sales against the box.

GENERAL RISKS

         Lack of Operating  History.  The Fund is a newly formed  entity that does not have any  operating  history that investors can use to evaluate the Fund's  investment  performance.  Certain  Portfolio Funds may also be newly formed entities that have no operating  histories.  In such cases,  the Investment  Manager will have evaluated the past investment  performance of Portfolio Managers or their personnel.  However,  this past investment  performance may not be indicative of the future  results of an investment in a Portfolio  Fund managed by a Portfolio  Manager.
Although the Investment  Manager,  its affiliates and their personnel have considerable  experience  evaluating the performance  of  alternative  asset  managers and  providing  manager  selection and asset  allocation  services to clients,  the Fund's  investment  program  should be evaluated on the basis that there can be no assurance that the
Investment  Manager's  assessments  of Portfolio  Managers,  and in turn their  assessments  of the  short-term  or long-term prospects of investments,  will prove accurate.  Thus, the Fund may not achieve its investment  objective and the Fund's net asset value may decrease.

         Non-Diversified  Status. The Fund is  "non-diversified"  under the Investment Company Act. That means that the Fund can  invest  in the  securities  of a single  issuer  without  limit.  This  policy  gives  the Fund  more flexibility  to invest in the  obligations  of a single  borrower or issuer than if it were a  "diversified"  fund.
However,  the Fund  intends  to  diversify  its  investments  so that it will  qualify as a  "regulated  investment company" under the Internal Revenue Code (although it reserves the right not to qualify).  Under that  requirement, with respect to 50% of its total assets,  the Fund may invest up to 25% of its assets in the  securities of any one borrower or issuer.  To the extent the Fund invests a relatively  high  percentage of its assets in the obligations of a single  issuer or a  limited  number of  issuers,  the Fund is  subject  to  additional  risk of loss if those obligations  lose market  value or the  borrower or issuer of those  obligations  defaults.  To address  this risk, not more than 10% of the Fund's net assets will be allocated to any one Portfolio Manager.

         Industry  Concentration  Risk.  Although  the Fund will not  invest  25% or more of the value of its total assets in the securities (other than U.S.  Government  securities) of issuers engaged in a single industry or group of industries,  Portfolio Funds generally are not subject to similar industry  concentration  restrictions on their investments  and, in some cases,  may invest 25% or more of the value of their total assets in a single industry or group of related industries.

         The Fund will not  invest in a  Portfolio  Fund if,  as a result  of such  investment,  25% or more of the value of the Fund's  total assets will be invested in  Portfolio  Funds that,  in the  aggregate,  have  investment programs  that focus on  investing  in any single  industry  or group of related  industries.  Nevertheless,  it is possible  that,  at any given time,  the assets of  Portfolio  Funds in which the Fund has  invested  will,  in the aggregate,  be invested in a single industry or group of related  industries  constituting 25% or more of the value of their combined  total assets.  The Fund does not believe that this situation is likely to occur given the nature of its  investment  program.  However,  because  these  circumstances  may  arise,  the Fund is  subject to greater investment  risk to the extent that a significant  portion of its assets may at some times be invested,  indirectly through  Portfolio Funds in which it invests,  in the securities of issuers engaged in similar  businesses that are likely to be affected by the same market  conditions  and other  industry-specific  risk factors.  Portfolio  Funds are not  generally  required  to  provide  current  information  regarding  their  investments  to their  investors
(including  the Fund).  Thus,  the Fund and the  Investment  Manager may not be able to determine at any given time whether or the extent to which  Portfolio  Funds,  in the  aggregate,  have invested 25% or more of their  combined assets in any particular industry or group of industries.

         Limited  Liquidity;  In-kind  Distributions.  An investment in the Fund provides  limited  liquidity since shareholders  will not be able to  redeem  shares  on a daily  basis  because  the Fund is a  closed-end  fund.  In addition,  with very limited exceptions,  shares are not transferable,  and liquidity will be provided only through repurchase  offers made from time to time by the Fund.  An  investment  in the Fund is therefore  suitable only for investors  who can bear the  risks  associated  with the  limited  liquidity  of shares  and  should be viewed as a long-term investment.

                  Payment for  repurchased  shares may require the Fund to  liquidate  portfolio  holdings  earlier than the Investment  Manager would otherwise  liquidate these holdings,  potentially  resulting in losses,  and may increase the Fund's portfolio  turnover.  The Adviser and the Investment  Manager intend to take measures  (subject to such  policies  as may be  established  by the  Board) to  attempt  to avoid or  minimize  potential  losses and turnover resulting from the repurchase of shares.

                  If a  shareholder  tenders  all  shares  (or a  portion  of  its  shares)  in  connection  with a repurchase  offer made by the Fund,  that tender may not be  rescinded by the  shareholder  after the date on which the repurchase  offer  terminates.  However,  the value of shares that are tendered by shareholders  generally will not be determined  until a date  approximately  one month later and will be based on the value of the Fund's assets as of such later date.  A  shareholder  will thus  continue to bear  investment  risk after shares are tendered for repurchase  and until the date as of which the shares are  valued  for  purposes  of  repurchase.  In  addition,  a redemption  fee equal to 1.00% of the value of shares  repurchased  by the Fund will  apply if the date as of which the  shares  are to be  valued  for  purposes  of  repurchase  is less  than  one  year  following  the date of the shareholder's initial investment in the Fund.

                  The Fund  expects to  distribute  cash to the  holders  of shares  that are  purchased.  However, there can be no assurance that the Fund will have sufficient  cash to pay for shares that are being  repurchased or that it will be able to liquidate  investments  at favorable  prices to pay for  repurchased  shares.  Although the
Fund does not generally  intend to make  distributions  in-kind,  under the foregoing  circumstances,  and in other unusual  circumstances  where the Board  determines  that making a cash payment would result in a material  adverse effect on the Fund or on  shareholders  not  tendering  shares for  repurchase,  shareholders  may receive  in-kind distributions of investments from the Fund's  portfolio  (valued in accordance with the Fund's valuation  policies)
in connection  with the  repurchase of shares by the Fund.  Any such  distributions  will be made on the same basis to all  shareholders in connection with any particular  repurchase  offer. In addition,  a distribution may be made partly in cash and  partly  in-kind.  An  in-kind  distribution  may  consist of  securities  that are not  readily marketable  and may be subject to  restrictions  on resale.  Shareholders  receiving an in-kind  distribution  will incur costs,  including  commissions,  in disposing of securities that they receive,  and in the case of securities that are not readily  marketable,  shareholders  may not be able to sell the  securities  except at prices that are lower than those at which the securities were valued by the Fund or without  substantial  delay.  For these various reasons,  an investment in the shares is suitable only for  sophisticated  investors.  See  "Repurchases  of Shares and Transfers."

                  Conflicts of Interest.  The Adviser,  the  Investment  Manager and their  affiliates,  as well as many of the Portfolio Managers and their respective  affiliates,  provide investment advisory and other services to clients  other than the Fund and  Portfolio  Funds.  In  addition,  investment  professionals  associated  with the
Adviser,  the Investment  Manager or Portfolio  Managers may carry on investment  activities for their own accounts and the  accounts of family  members  (collectively  with other  accounts  managed by the Adviser,  the  Investment
Manager and their  affiliates,  "Other  Accounts").  As a result of the  foregoing,  the  Adviser,  the  Investment
Manager and Portfolio  Managers will be engaged in substantial  activities other than on behalf of the Fund and may have  differing  economic  shares in respect of such  activities  and may have  conflicts of interest in allocating investment  opportunities,  and their  time,  between  the Fund and Other  Accounts.  Portfolio  Managers  may,  in
pursuing  independently of one another their respective  investment  objectives,  effect  offsetting  transactions, which could result in the Fund bearing transactional costs without obtaining any benefit.

                  However,  it is the  policy of the  Investment  Manager,  and  generally  also the  policy of the
Portfolio  Managers,  that investment  decisions for the Fund,  Portfolio Accounts and Other Accounts be made based on a  consideration  of their  respective  investment  objectives  and policies,  and other needs and  requirements affecting each account that they manage and that investment  transactions  and  opportunities  be fairly  allocated among their clients, including the Fund and Portfolio Funds.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

         Portfolio  Funds  generally will not be registered as investment  companies  under the Investment  Company
Act and, therefore,  the Fund will not have the benefit of various  protections  afforded by the Investment Company
Act with  respect to its  investments  in  Portfolio  Funds.  Although the  Investment  Manager  expects to receive detailed  information from each Portfolio Manager regarding its investment  performance and investment  strategy on a regular  basis,  in most cases the  Investment  Manager has little or no means of  independently  verifying  this information.  A Portfolio  Manager may use  proprietary  investment  strategies that are not fully disclosed to the
Investment  Manager,  which may  involve  risks  under  some  market  conditions  that are not  anticipated  by the
Investment  Manager.  In addition,  many Portfolio Managers will not be registered as investment advisers under the
Investment  Advisers  Act of 1940,  as  amended  (the  "Advisers  Act") in  reliance  on  certain  exemptions  from registration  under  that act.  In such  cases,  Portfolio  Managers  will not be  subject  to  various  disclosure requirements and rules that would apply to registered investment advisers.

          By investing in Portfolio  Funds and  Portfolio  Accounts  indirectly  through the Fund,  investors  bear asset-based fees at the Fund level and the Portfolio Fund or Portfolio  Account level,  and bear  performance-based fees at the Portfolio Fund or Portfolio Account level.  Similarly,  shareholders bear a proportionate  share of the other operating expenses of the Fund (including the Administrative  Fee) and,  indirectly,  similar expenses of the
Portfolio Funds and Portfolio  Accounts.  An investor who meets the conditions  imposed by the Portfolio  Managers, including  investment  minimums that may be  considerably  higher than the $1,000,000  minimum imposed by the Fund, could invest directly with the Portfolio Managers.

         Each  Portfolio  Manager  will  receive  any   performance-based   allocation  to  which  it  is  entitled
irrespective of the investment  performance of other Portfolio  Managers or the investment  performance of the Fund generally.  Thus, a Portfolio  Manager with positive  investment  performance will receive this allocation from the
Fund (and  indirectly  from  shareholders)  even if the Fund's overall  investment  return is negative.  Investment decisions of the Portfolio  Managers are made  independently  of each other. As a result,  at any particular  time, one  Portfolio  Manager may be  purchasing  shares of an issuer for a Portfolio  Fund or  Portfolio  Account  whose shares are being sold by another  Portfolio Manager for another  Portfolio Fund or Portfolio  Account.  In any such situations,  the Fund could indirectly incur certain  transaction  costs without  accomplishing  any net investment result.

                Since the Fund may make  additional  investments  in or effect  withdrawals  from a Portfolio  Fund only at certain times  pursuant to  limitations  set forth in the governing  documents of the Portfolio  Fund,  the
Fund from time to time: may have to invest a greater portion of its assets  temporarily in money market  securities than it otherwise  might wish to invest;  may have to borrow  money to  repurchase  Shares;  and may not be able to withdraw its  investment  in a Portfolio  Fund  promptly  after it has made a decision to do so. This may adversely affect the Fund's investment return or increase the Fund's expenses.

         Portfolio Funds may be permitted to redeem their shares in-kind.  Thus, upon the Fund's  withdrawal of all or a portion of its interest in a Portfolio  Fund, the Fund may receive  securities  that are illiquid or difficult to value.  In these  circumstances,  the Adviser  would seek to dispose of these  securities in a manner that is in the best shares of the Fund.

         The Fund may agree to  indemnify  certain  of the  Portfolio  Funds and,  subject  to certain  limitations imposed by the Investment Company Act, certain Portfolio Managers from liability,  damage,  cost or expense arising out of, among other things, certain acts or omissions.

         Portfolio  Account  Allocations.  The Fund may on occasion  allocate its assets to a Portfolio  Manager by retaining the  Portfolio  Manager to manage a Portfolio  Account for the Fund,  rather than invest in the Portfolio
Manager's Portfolio Fund. Portfolio Accounts can expose the Fund to theoretically  unlimited  liability,  and it is possible,  given the leverage at which certain of the Portfolio  Managers will trade, that the Fund could lose more in a Portfolio  Account  that is managed by a  particular  Portfolio  Manager  than the Fund has  allocated to such
Portfolio  Manager to invest.  This risk may be avoided if the Fund,  instead of  retaining a Portfolio  Manager to manage a separate account  comprised of a designated  portion of the Fund's assets,  creates a separate  investment vehicle  for  which a  Portfolio  Manager  will  serve as  general  partner  and in which the Fund will be the sole limited  partner.  Use of this structure,  however,  involves  various  expenses,  and there is no requirement that separate investment vehicles be created for Portfolio Accounts.

         Estimates.  In most cases,  the Fund will have  little  ability to assess the  accuracy of the  valuations received from a Portfolio  Manager  regarding a Portfolio  Fund.  Furthermore,  these  valuations will typically be estimates  only,  subject to revision  based on each  Portfolio  Fund's annual audit.  Revisions to the Fund's gain and loss  calculations  will be an ongoing  process,  and no appreciation or depreciation  figure can be considered final until the annual audits of Portfolio Funds are completed.

         Certain  securities in which  Portfolio  Funds invest may not have readily  ascertainable  market  prices.
These securities will nevertheless  generally be valued by Portfolio Managers,  which valuations will be conclusive with respect to the Fund,  even though  Portfolio  Managers will  generally  face a conflict of interest in valuing such  securities  because  the values  given to the  securities  will  affect  the  compensation  of the  Portfolio
Managers.  Any such  securities  held by a Portfolio  Account will be valued at their "fair value" as determined in good faith by the Board.

Use of Proceeds of the Fund's Offering

The Fund will  invest the net  proceeds  of the  initial  offering in  accordance  with its  investment  objective, investment  policies and principal  strategies as soon as  practicable  after the closing of the initial  offering.
Based on current  market  conditions,  the Adviser  expects the Fund will be fully  invested  within three  months.
Pending full  investment  of the proceeds of the offering in Portfolio  Funds or through  Portfolio  Accounts,  the proceeds of the offering will be invested in high quality,  short-term debt securities.

The Fund and Its Investments

What is the Fund's  Investment  Objective?  The Fund seeks to generate  consistently  absolute returns over various market  cycles.  Current  income is not an  objective.  No  assurance  can be given that the Fund will  achieve its investment objective.

What are the Fund's  Principal  Investment  Policies?  The Fund pursues its investment  objective by allocating its assets for investment among a select group of Portfolio  Managers that are alternative  asset managers  employing a wide range of  specialized  investment  strategies.  It will  allocate  its assets  dynamically  among a variety of alternative  investment  strategies that each individually  offer the potential for attractive  investment  returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall  investment  exposure to general trends in equity,  debt and other markets.  The Investment  Manager is primarily  responsible for selecting the  Portfolio  Managers  and  determining  the  portion of the Fund's  assets to be  allocated  to each  Portfolio
Manager,  subject  to the  general  supervision  of the  Adviser  and the  Board.  The Fund  will  implement  these allocation  decisions  primarily by investing in Portfolio Funds that are managed by Portfolio Managers selected by the Investment Manager.

Portfolio Funds are investment funds,  typically organized as limited  partnerships or limited liability companies, that are not  required to register  under the  Investment  Company Act  because  they do not  publicly  offer their securities  and are  restricted  as to either the number of investors  permitted to invest in the fund or as to the qualifications  of persons eligible to invest  (determined with respect to the value of investment  assets held) in the fund. The typical  Portfolio Fund will have greater  investment  flexibility than traditional  investment funds
(such as mutual funds and most other  registered  investment  companies) as to the types of securities  owned,  the types of trading strategies employed, and in many cases, the amount of leverage it may use.

The investment  programs of the Portfolio Managers may include both market neutral  strategies,  such as long/short equity  investing and various  types of arbitrage  strategies,  as well as  directional  strategies,  such as event driven and distressed  investments.  Market  neutral  investment  strategies  encompass a broad range of investment programs  that  historically  have  exhibited  a low  correlation  to the  performance  of debt,  equity  and other markets.  Many of the  investment  programs  of  Portfolio  Managers  involve  the  use of  hedging  and  arbitrage techniques in the equity,  fixed  income,  currency and  commodity  markets.  These  investment  programs  employ a variety of sophisticated  investment  techniques that include,  among other things, short sales of securities,  use of leverage,  and  transactions  in derivative  securities and other financial  instruments  such as stock options, index options,  futures contracts and options on futures.  Directional  strategies include investment programs that exhibit a higher  correlation  to general  market  performance.  In allocating  the Fund's  assets among  Portfolio
Managers that pursue  directional  strategies,  the Investment Manager will emphasize  investment  programs that it believes are most likely to achieve high rates of return under prevailing market conditions.

How do Portfolio  Managers  Decide What  Investments to Buy or Sell?  The  Investment  Manager takes a three-tiered approach to asset  allocation  and Portfolio  Manager  selection.  Its  methodology  is premised on the belief that consistent,  superior  long-term  performance  necessitates  first,  a rigorous,  top-down,  or macro,  view of the various  alternative  investment fund strategies;  second, an in-depth analysis of the types of strategy attributes that best  complement  the Fund's  investment  objective;  and third,  identification  of Portfolio  Managers whose investment styles and historical investment returns and risk characteristics best embody those attributes.

The investment strategies of the Portfolio Managers may include, among others:

o        Long/short  equity.  This  strategy  involves  creating and managing  long and short  portfolios of common stock  with the  intent  of  generating  non-market  related  returns,  with an  emphasis  on a  Portfolio
         Manager's  discretionary approach based on fundamental research,  rather than a pure quantitative analysis approach.  These types of portfolios usually have net long or short exposure significantly  different than zero, distinguishing them from equity hedging and arbitrage strategies.

o        Equity hedging and arbitrage.  This strategy  generally  involves creating  simultaneously  long and short matched  equity  portfolios  of the same size  within a country.  Equity  market  neutral  portfolios  are usually designed to be either beta (a measure of an equity  security's  volatility  relative to the equity market) or currency neutral, or both.  Well-designed  portfolios  typically control for industry,  sector, market  capitalization,  and other  exposures  as well.  Leverage  is often  applied to  enhance  returns.
         Arbitrage is designed to exploit equity market inefficiencies.

o        Fixed income hedging and arbitrage.  This strategy seeks to exploit  pricing  anomalies  within and across global fixed income markets and their derivative products using leverage to enhance returns.

o        Currency  hedging and arbitrage.  This strategy seeks to capture the price  differential  between a basket currency and its component currencies.

o        Index  arbitrage.  This strategy  involves  investing in a group of securities  comprising an index,  or a representative  sample of an index,  in order to capture the pricing  differences  that may arise  between the index and the component securities.

o        Interest  rate  arbitrage.  This strategy  seeks to exploit price  anomalies  between  related  securities with prices that fluctuate in response to interest rate movements.

o        Merger  arbitrage.  This  strategy  involves  investing  simultaneously  in long and  short  positions  in companies  involved in a merger or  acquisition  in order to profit from the expected  price  movements of the acquiring and target companies.

o        Convertible bond and warrant hedging.  This strategy  involves  investing in undervalued  instruments that are convertible  into equity  securities and then hedging out systematic  risks associated with either the convertible instrument, the underlying security or both.

o        Pairs  trading.  This is a specific type of equity  hedging  strategy that involves  effecting  offsetting long and short equity positions in the same industry or sector.

o        Event driven.  This strategy  involves  taking long or short positions in a security based on the expected value of the security upon completion of a certain transaction or event.

o        Distressed  issuer.  This strategy involves  investing in debt or equity securities of issuers involved in the bankruptcy or  reorganization  stage with the goal of capitalizing on  inefficiencies  associated with pricing such illiquid securities.

Portfolio  Managers using  arbitrage  strategies  attempt to identify and exploit  pricing  inefficiencies  between related  instruments or combinations  of instruments.  Sophisticated  mathematical  and statistical  techniques and models are used to attempt to identify  relative value between  related  instruments or combinations of instruments and to capture  mispricings among such instruments.  Portfolio  Managers pursuing  arbitrage  strategies  utilize a variety of  techniques  and models,  ranging  from purely  quantitative,  short-term  models to more  discretionary approaches using fundamental research to construct long and short portfolios.

Can the  Fund's  Investment  Objective  and  Policies  Change?  The  Fund's  Board  of  Trustees  can  change non-fundamental  investment  policies without  shareholder  approval,  although  significant  changes will be described in amendments to this  Prospectus.  Fundamental  policies cannot be changed without the approval of a "majority" (as defined in the Investment  Company Act) of the Fund's  outstanding voting shares. The Fund's investment  objective is not a fundamental policy.  However,  the objective will not be changed without prior notice to shareholders.  Some of the Fund's investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this Prospectus or the Statement of Additional Information says that it is.

How are Portfolio Managers Selected?  The Fund will not be limited with respect to the types of investment strategies that Portfolio Managers may employ or the markets or instruments in which they invest.  The Investment
Manager will continuously monitor for attractive investment opportunities resulting from marketing inefficiencies that it believes can be successfully exploited by hedge fund strategies.  As such opportunities arise, the
Investment Manager will seek to allocate the Fund's assets to Portfolio Managers that it believes will most effectively respond to such opportunities. The Fund's structure and its investment approach are intended to provide investors several advantages over direct investments in private investment funds, including: the ability to invest in a professionally constructed and managed investment portfolio; access to a diverse group of
Portfolio Managers that utilize varying investment styles and strategies; reduced risk exposure that comes from investing with multiple Portfolio Managers that have exhibited low volatility of investment returns and low correlation to one another.  The Investment Manager expects generally to allocate the Fund's assets to approximately 10 to 20 Portfolio Managers.

The  multi-manager  approach  followed  by the Fund will  involve  allocation  of the  Fund's  assets to  Portfolio
Managers that employ various market neutral  investment  styles and strategies and will provide investors access to a variety of Portfolio  Managers.  The Fund will invest in various  types of Portfolio  Funds  managed by Portfolio
Managers,  including  limited  partnerships,  joint  ventures,  other  investment  companies and similar  entities.
However,  the Fund may on occasion retain one or more Portfolio  Managers to manage and invest designated  portions of the Fund's assets (either as separately  managed accounts or by creating separate  investment  vehicles in which a Portfolio  Manager will serve as general  partner of the vehicle and the Fund will be the sole limited  partner).
Any  arrangement in which the Fund retains a Portfolio  Manager to manage an account or investment  vehicle for the
Fund is - as  explained  above under "A Brief  Overview  of the Fund:  What Does the Fund Invest In?" - referred to as a "Portfolio  Account."  The  retention of a Portfolio  Manager to manage a Portfolio  Account is subject to the approval  of the Board,  including  a majority of the persons  comprising  the Board (the  "Trustees")  who are not
"interested  persons," as defined by the  Investment  Company Act, of the Fund (the  "Independent  Trustees "). The
retention of a Portfolio  Manager will in such cases also be subject to approval by  shareholders,  unless the Fund seeks and obtains an order of the  Securities  and Exchange  Commission  (the "SEC")  exempting  the Fund from this requirement.  The Fund's  participation  in any Portfolio  Account  arrangement  will be subject to the requirement that the  Portfolio  Manager  be  registered  as an  investment  adviser  under the  Advisers  Act,  and the Fund's contractual  arrangements with the Portfolio Manager will be subject to the requirements of the Investment  Company
Act applicable to investment advisory contracts.

Portfolio Managers will be selected on the basis of various criteria,  generally including,  among other things, an analysis of: the Portfolio  Manager's  performance  during  various time periods and market  cycles;  the Portfolio
Manager's  reputation,  experience and training;  its  articulation of and adherence to its investment  philosophy;
the presence and deemed  effectiveness of risk management  discipline;  on-site  interviews of the management team;
the quality and stability of the Portfolio  Manager's  organization,  including internal and external  professional staff; and whether key personnel of the Portfolio  Manager have substantial  personal  investments in the Portfolio
Manager's investment program.

Can a Portfolio  Manager Be Replaced?  The  Investment  Manager will regularly  evaluate each Portfolio  Manager to determine  whether its  investment  program is  consistent  with the Fund's  investment  objective  and whether its investment  performance is  satisfactory.  Based on these  evaluations,  the  Investment  Manager will allocate and reallocate  the Fund's  assets  among  Portfolio  Managers  and may  terminate  or add  Portfolio  Managers,  as it determines  appropriate  and consistent with the Fund's  investment  objective.  Shareholders  will not vote on the retention or termination  of a Portfolio  Manager,  except that the retention of any Portfolio  Manager to manage a
Portfolio  Account  will be subject to the approval of the Board and  shareholders.  The Fund may seek to obtain an
SEC order exempting it from the  requirement  that  shareholders  approve  Portfolio  Managers that are retained to manage Portfolio Accounts.  However, no assurance can be given that such an order will be issued.

Limits on Allocating Fund Assets to any One Portfolio  Manager.  Not more than 10% of the Fund's net assets will be allocated  to any one  Portfolio  Manager.  In  addition,  the Fund will limit its  investment  position in any one
Portfolio  Fund to less than 5% of the Portfolio  Fund's  outstanding  voting  securities,  absent an SEC order (or assurances  from the SEC staff)  under which the Fund's  contribution  and  withdrawal  of capital from a Portfolio
Fund in which it holds 5% or more of the  outstanding  shares  will not be subject to  various  Investment  Company
Act  prohibitions on affiliated  transactions.  However,  to permit the investment of more of its assets in certain
Portfolio  Funds deemed  attractive  by the  Investment  Manager,  the Fund may purchase  non-voting  securities of
Portfolio  Funds,  subject  to a  limitation  that the Fund will not  purchase  voting and  non-voting  shares in a
Portfolio Fund that in the aggregate represent 25% or more of the Portfolio Fund's outstanding equity.

Other Investments.  Portfolio Managers will generally invest primarily in marketable  securities,  although certain
Portfolio  Managers  may also invest in  privately  placed  securities  and other  investments  that are  illiquid.
Interests in Portfolio  Funds will not  themselves be marketable  and will only have limited  liquidity.  Portfolio
Managers may invest and trade in a wide range of instruments and markets,  including,  but not limited to, domestic and foreign equities and equity-related  instruments,  currencies,  financial  futures,  and fixed income and other debt-related  instruments.  Portfolio  Managers are generally not limited as to the markets  (either by location or type,  such as large  capitalization,  small  capitalization  or non-U.S.  markets) in which they may invest or the investment  discipline  that they may  employ  (such as value,  growth  or  bottom-up  or  top-down  analysis).  In managing  Portfolio  Funds,  Portfolio  Managers  will  not  be  subject  to the  Fund's  investment  policies  and restrictions  or the various  limitations  and  prohibitions  applicable to the activities of investment  companies registered  under the  Investment  Company Act (such as the Fund).  This involves  various risks,  including  those associated with the fact that Portfolio  Funds are not generally  subject to any  requirements  that they diversify their  investments or limit their  investments in the securities of issuers  engaged in a single  industry or group of  related  industries.  See "Main  Risks of  Investing  in the Fund - General  Risks -  Non-Diversified  Status."
However,  the Fund's investment policies and restrictions,  and limitations and prohibitions on investments imposed by the Investment Company Act, will apply in the case of Portfolio Accounts.

Other Investment Strategies.    Portfolio Managers can also use the investment techniques and strategies described below.  They might not always use all of the different types of techniques and investments described below.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

         Borrrowing;  Use of Leverage.  The Fund is authorized  to borrow money for  investment  purposes,  to meet repurchase  requests and for cash  management  purposes.  Portfolio  Funds  generally are also  permitted to borrow money for similar  purposes.  The use of borrowings for  investment  purposes is known as "leverage" and involves a high degree of risk.  The  investment  programs of certain  Portfolio  Managers may make extensive use of leverage.
See "Main Risks of  Investing in the Fund - Special  Investment  Instruments  and  Techniques --Leverage;  Interest
Rates; Margin."

                  The Fund is  subject  to the  Investment  Company  Act  requirement  that an  investment  company satisfy an asset coverage  requirement of 300% of its indebtedness,  including  amounts  borrowed,  measured at the time the  investment  company  incurs the  indebtedness  (the "Asset  Coverage  Requirement").  This means that the value of the Fund's total  indebtedness  may not exceed  one-third  the value of its total assets  (including  such indebtedness).  These  limits do not apply to the  Portfolio  Funds and,  therefore,  the Fund's  portfolio  may be exposed  to the risk of highly  leveraged  investment  programs  of certain  Portfolio  Funds.  The Asset  Coverage
Requirement  will  apply to  borrowings  by  Portfolio  Accounts,  as well as to other  transactions  by  Portfolio
Accounts  that can be deemed to result in the  creation of a "senior  security."  Generally,  in  conjunction  with investment  positions for Portfolio  Accounts that are deemed to constitute senior  securities,  the Fund must: (i)
observe the Asset Coverage  Requirement;  (ii) maintain daily a segregated  account in cash or liquid securities at such a level that the amount  segregated  plus any amounts pledged to a broker as collateral will equal the current value of the position;  or (iii) otherwise  cover the investment  position with  offsetting  portfolio  securities.
Segregation of assets or covering investment  positions with offsetting  portfolio securities may limit a Portfolio
Account's ability to otherwise invest those assets or dispose of those securities.

         Short  Selling.  Portfolio  Funds and  Portfolio  Accounts may sell  securities  short.  To effect a short sale,  the  Portfolio  Fund or  Portfolio  Account  will  borrow  the  security  from a  brokerage  firm,  or other permissible  financial  intermediary,  and make delivery to the buyer. The Portfolio Fund or Portfolio Account then is obligated  to replace the borrowed  security by  purchasing  it at the market price at the time of  replacement.
The price at such time may be more or less than the price at which the  security  was sold  short by the  Portfolio
Fund or  Portfolio  Account,  which  would  result  in a loss or gain,  respectively.  The use of short  sales is a speculative  practice and involves  significant  risks. See "Main Risks of Investing in the Fund Special Investment
Instruments and Techniques--Short Selling."

         Derivatives.  Portfolio Funds and Portfolio Accounts may use financial instruments,  known as derivatives, for  purposes of hedging  portfolio  risk and for  non-hedging  purposes.  Examples of  derivatives  include  stock options,  index options,  futures and options on futures.  Transactions in derivatives  involve certain risks.  See
"Main Risks of Investing in the Fund --Special Investment Instruments and Techniques - Derivatives."

         Short Term and Defensive  Investments.  The Fund will invest its cash reserves in high quality  short-term investments.  These investments may include money market  instruments and other short-term debt obligations,  money market mutual funds,  and repurchase  agreements  with banks and  broker-dealers.  During periods of adverse market or  economic  conditions,  the Fund may  temporarily  invest  all or a  significant  portion of its assets in these securities  or hold cash.  To the extent the Fund  invests in these  securities  or holds cash,  the Fund might not achieve its investment objective.

Investment Manager Performance History

Appendix B contains  investment  performance  information for a private  investment  partnership that is managed by the Investment  Manager using the same personnel as will manage the Fund in accordance  with an investment  program that is substantially  similar to the Fund's investment  program.  This performance  information does not represent the  investment  performance  of the Fund.  The  information  is provided to illustrate the experience and historic investment  results  obtained  by the  Investment  Manager.  It should  not be viewed as  indicative  of the future investment  performance  of the Fund.  Prospective  investors  should  carefully  read the notes  accompanying  the investment performance charts in Appendix B.  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE INVESTMENT RESULTS.

How the Fund Is Managed

General.  The Fund is  registered  under the  Investment  Company Act as a closed-end,  non-diversified  management investment  company.  The Fund was formed as a Massachusetts  business trust under the laws of the  Commonwealth of
Massachusetts on ________, 2002 and has no operating history.

The Board of  Trustees.  The Fund is governed by a Board of  Trustees,  which is  responsible  for  protecting  the shares of  shareholders  under  Massachusetts  law.  The Board is elected by  shareholders  and meets  periodically throughout  the year to  oversee  the  Fund's  business,  review its  performance,  and  review the  actions of the
Manager.  "Trustees and Officers of the Fund" in the Statement of Additional  Information  identifies  the Trustees and officers of the Fund (who are elected by the Trustees) and provides more information about them.

The Adviser.  OFI  Institutional,  Inc. (the "Adviser")  serves as the Fund's  investment  adviser,  subject to the ultimate  supervision  of and  subject  to any  policies  established  by the  Board,  pursuant  to the terms of an investment advisory agreement with the Fund (the "Advisory Agreement").  Under the Advisory Agreement,  the Adviser
is  responsible  for  developing,  implementing  and  supervising  the Fund's  investment  program.  The Adviser is authorized,  subject to the approval of the Board and Members,  to retain one of its  affiliates  to provide any or all of the investment  advisory  services required to be provided to the Fund or to assist the Adviser in providing these services.

         The  Adviser,  organized  in  November  2000,  is a  wholly-owned  subsidiary  of  OppenheimerFunds,  Inc.
("OFI").  OFI has been an investment  adviser since 1978. OFI and its  affiliates,  including the Adviser,  managed assets of more than $ 130 billion as of March 31, 2002,  including the  Oppenheimer  mutual  funds,  with more than
6.3 million  shareholder  accounts.  OFI and the Adviser are  located at 498  Seventh  Avenue,  New York,  New York
10018.  OFI is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a  holding  company  ultimately  controlled  by
Massachusetts Mutual Life Insurance Company.

The Investment  Manager.  Tremont  Partners,  Inc. (the  "Investment  Manager"),  an affiliate of the Adviser,  has been assigned  responsibility for providing day-to-day  investment  management services to the Fund, subject to the supervision  of the Adviser.  Since 1984,  the  Investment  Manager and its  affiliates  have provided  alternative investment  solutions to a diverse client base including  financial  institutions,  mutual funds,  other investment companies and high net worth  individuals.  These services  include tracking and evaluating over 2,000 domestic and offshore  investment  funds. The Investment  Manager and its affiliates were responsible for the allocation of over
$ 8.4 billion of client  assets among  alternative  investment  strategies,  as of March 31, 2002.  The  Investment
Manager is located  at 555  Theodore  Fremd  Avenue,  Rye,  New York  10580,  and since  October 1, 2001 has been a majority-owned, indirect subsidiary of Massachusetts Mutual Life Insurance Company.

Advisory  Fees.  As  compensation  for  services  required  to be  provided  by  the  Adviser  under  the  Advisory
Agreement,  the Fund will pay the  Adviser a monthly  fee (the  "Management  Fee")  computed  at the annual rate of
1.50% of the  aggregate  value of  outstanding  shares  determined  as of the last  day of the  month  (before  any repurchases of shares).

                  The  Adviser  pays a monthly  fee to the  Investment  Manager  equal to 50% of the  amount of the
Management  Fee earned by the Adviser  pursuant to the Advisory  Agreement.  This fee is payable by the Adviser and not the Fund.

Management Team. The following  personnel of the Investment  Manager will be the persons primarily  responsible for selecting Portfolio Managers and allocating the Fund's assets among the Portfolio Managers:

         Sandra L. Manzke,  Chairperson and Co-Chief  Executive Officer.  Ms. Manzke established  Tremont Partners,
         ----------------
         Inc. in October  1984 after  serving as a  Principal  at Rogers,  Casey &  Barksdale,  Inc.,  from 1976 to
         1984.  Ms.  Manzke is a Director of certain  private  investment  partnerships  managed by the  Investment
         Manager.  From 1974 to 1976, she worked as an independent  consultant at Bernstein  Macauley where she was responsible for reviewing the firm's  products.  At Scudder Stevens & Clark,  she established one of their internal  measurement  systems  during her tenure as an investment  manager from 1969 to 1974.  Ms. Manzke holds a Bachelor of Fine Arts from Pratt Institute.

         Robert I. Schulman,  Co-Chief  Executive  Officer.  Mr.  Schulman  joined the Investment  Manager in 1994.
         ------------------
         Prior to that, he was responsible for Smith Barney's $60 billion  Consulting  Services Division and Retail
         New Product  Development.  At Smith Barney,  he was also involved in all aspects of investment  management and manager  selection  processes.  Mr. Schulman founded the Leveraged  Product Division at E.F. Hutton in
         1982 and was responsible for the development of various derivative  products,  as well as growth index and financial  futures  and  options  trading.  In 1986,  he assumed  responsibility  for all retail  products offered at E.F.  Hutton.  He is a  graduate  of New York  University  and  received  a Master of  Business
         Administration degree in Finance from the Lubin School of Business.

         Barry H. Colvin,  CFA - President,  Chief Investment  Officer.  Mr. Colvin directs  Tremont's  alternative
         ---------------------
         investment  research and heads the Investment  Committee.  Prior to joining Tremont  Advisers in 1999, Mr.
         Colvin spent three years as Vice  President and Head of  Alternative  Investments  and then as Director of
         Research for Asset  Consulting  Group,  Inc. of St. Louis,  Missouri.  From 1995 to 1997, Mr. Colvin was a
         fixed-income  trader for General  American Life, and before that spent two years at Scottsdale  Securities as Head of Business  Development.  From 1987 to 1994 he worked for Edward D. Jones & Co. in various roles, eventually  becoming a partner.  Mr. Colvin holds a B.A. in Economics  from the University of Missouri and is a holder of the Chartered Financial Analyst designation.

         Patrick J.  Kelly,  CFA - Vice  President,  Director  of  Manager  Research.  Mr.  Kelly  coordinates  and
         -----------------------
         structures Tremont's  alternative  investment research department.  He joined the firm in June 2001. Prior to Tremont,  Mr.  Kelly spent three  years,  from 1998 to 2001,  as Vice  President  and Risk  Manager for
         Parker Global  Strategies.  From 1995 to 1998, Mr. Kelly worked as a Senior  Portfolio  Analyst at Ferrell
         Capital  Management,  and from 1993 to 1995,  Mr. Kelly worked for Kidder,  Peabody,  & Co. as an analyst.
         Mr. Kelly has B.S. in Computer  Science,  Electrical  Engineering and Mathematics from Hofstra  University and M.B.A in Finance from the Frank Zarb School of Business at Hofstra  University  and is a holder of the
         Chartered Financial Analyst designation.
-------------------------------------------------------------------------------------------------------------------

         Cynthia J. Nicoll - Vice  President,  Director of Risk  Management.  Ms. Nicoll joined Tremont in December
         -----------------
         2000, with  responsibility  for establishing  Tremont's risk management  capabilities.  Ms. Nicoll came to
         Tremont from Parker Global  Strategies,  where she was Managing  Director of Strategic  Initiatives.  From
         1993 to 1999,  she designed  hedge  fund-indexed  structured  products for Greenwich  Capital and National
         Westminster  Bank PLC. From 1979 to 1993,  Ms.  Nicoll  marketed  foreign  exchange,  structured  debt and other  financings  for  Manufacturers  Hanover/Chemical  Bank (now JP  Morgan).  Ms.  Nicoll has a B.A. in
         American  History from Yale University and an M.B.A. in Finance and  International  Business from New York
         University.

         Suzanne S. Hammond,  Senior Vice  President,  Secretary and Treasurer.  Suzanne Hammond is responsible for
         ------------------
         program analysis and fund  administration/supervision  of the Investment Manager's  proprietary  products.
         Ms. Hammond is also responsible for certain  investment  supervision  clients and is a Director of certain private  investment  partnerships  managed by the  Investment  Manager.  Prior to joining  the  Investment
         Manager in 1989,  Ms.  Hammond spent six years with Rogers,  Casey & Barksdale,  Inc. as a Senior  Analyst responsible  for major  consulting  clients.  For five years prior to joining Rogers,  Casey,  Ms. Hammond served  as the  liaison  representative  managing  listed  midwestern  companies  on the  New  York  Stock
         Exchange,  Inc. She received a Bachelor of Arts degree in Russian  History/Economics  from the  University of North Carolina, Chapel Hill and an A.B.A. from Colby Jr. College.

Investor  Servicing  Arrangements.  The Adviser  intends to pay a portion of its management  fee, not to exceed 15%
of its  management  fee, to qualifying  brokers,  dealers and  financial  advisers  that provide  ongoing  investor
services  and  account  maintenance   services  to  shareholders  that  are  their  customers   ("Investor  Service
Providers").  These services include,  but are not limited to, handling  shareholder  inquiries  regarding the Fund
(e.g.,  responding  to  questions  concerning  investments  in the Fund,  account  balances,  and  reports  and tax information  provided  by  the  Fund);  assisting  in the  enhancement  of  relations  and  communications  between shareholders and the Fund;  assisting in the establishment  and maintenance of shareholder  accounts with the Fund;
assisting  in the  maintenance  of Fund  records  containing  shareholder  information;  and  providing  such other information and shareholder liaison services as the Advisor may reasonably request.

Administrative  Services.  Under the terms of an  administration  agreement with the Fund, the Adviser will provide certain  administrative  services to the Fund,  including,  among others:  providing office space and other support services and  personnel as necessary to provide such  services to the Fund;  supervising  the entities  retained by the Fund to provide accounting services,  investor services and custody services;  handling  shareholder  inquiries regarding the Fund,  including but not limited to questions  concerning their investments in the Fund; preparing or assisting in the preparation of various reports,  communications and regulatory  filings of the Fund;  assisting in the  review of  investor  applications;  monitoring  the  Fund's  compliance  with  Federal  and  state  regulatory requirements  (other than those relating to investment  compliance);  coordinating  and organizing  meetings of the
Board and meetings of shareholders and preparing related  materials;  and maintaining and preserving  certain books and  records  of the Fund.  In  consideration  for these  services,  the Fund  will pay the  Adviser a monthly  fee computed at the annual rate of 0.15% of the aggregate  value of  outstanding  shares  determined as of the last day of each calendar month (the "Administration Fee").

Fund Expenses.  The Fund will bear its own expenses  including,  but not limited to: the Management Fee; any taxes;
investment-related  expenses  incurred by the Fund (e.g.,  fees and expenses charged by the Portfolio  Managers and
Portfolio Funds, costs associated with organizing and operating  Portfolio  Accounts,  placement fees,  interest on indebtedness,  fees for data and software  providers,  research expenses and professional fees (including,  without limitation,  expenses of consultants  and experts)  relating to  investments;  fees and expenses for accounting and custody services;  the fees and expenses of Fund counsel,  legal counsel to the Independent Trustees and the Fund's independent  auditors;  costs associated with the registration of the Fund,  including the costs of compliance with
Federal  and state  laws;  costs and  expenses  of holding  meetings  of the Board and  meetings  of  shareholders, including costs  associated with preparation and  dissemination  of proxy  materials;  the costs of a fidelity bond and any  liability  insurance  obtained  on behalf of the Fund or the  Board;  and such  other  expenses  as may be approved by the Board.  The Fund will  reimburse  the Adviser for any of the above  expenses that it pays on behalf of the Fund.

         Offering  costs  required by  applicable  accounting  principles to be charged to capital that are paid or accrued during a fiscal period will be charged to capital for the period.

         The Fund's  organizational  expenses  are being borne  voluntarily  by the Adviser.  In addition,  initial offering costs will be borne voluntarily by the Adviser upon commencement of the Fund's operations.

A b o u t   Y o u r   A c c o u n t

How to Buy Shares

Investor Qualifications.

Shares will be sold only to "Qualified Investors" that are exempt from Federal income tax.

               Currently,  "Qualified  Investors" include: (i) natural persons and companies (other than investment companies) that represent that they have a net worth (together,  in the case of a natural person,  with assets held jointly with a spouse) of more than  $1,500,000;  and (ii) persons who have at least  $750,000  under the Adviser's or its  affiliates'  management,  including any amount  invested in the Fund. In addition,  shares are offered only to investors that are U.S.  persons for Federal income tax purposes,  as defined below, and that represent they are exempt  from  Federal  income  tax.  You must  complete  and sign an  investor  certification  that you meet  these requirements  before you may invest in the Fund. The form of this investor  certification  is contained in Appendix
A of this  prospectus.  The Fund will not be  obligated to sell to brokers or dealers any shares that have not been placed with Qualified Investors that meet all applicable requirements to invest in the Fund.

                  A person is  considered  a U.S.  person for Federal  income tax  purposes if the person is: (i) a citizen or resident  of the United  States;  (ii) a  corporation,  partnership  (including  an entity  treated as a corporation  or partnership  for U.S.  Federal income tax purposes) or other entity (other than an estate or trust)
created or organized under the laws of the United States,  any state therein or the District of Columbia;  (iii) an estate (other than a foreign  estate  defined in Section  7701(a)(31)(A)  of the Internal  Revenue Code of 1986, as
amended (the "Code"));  or (iv) a trust, if a court within the U.S. is able to exercise  primary  supervision  over its  administration  and one or more U.S.  persons have the authority to control all substantial  decisions of such trust.

Distribution Arrangements

General Terms.  The  Distributor  acts as the  distributor  of shares on a best efforts  basis,  subject to various conditions,  pursuant to the terms of a General  Distributor's  Agreement entered into with the Fund. Shares may be purchased  through the  Distributor or through  brokers or dealers that have entered into selling  agreements  with the  Distributor.  The Fund is not  obligated  to sell to a broker or dealer any shares  that have not been  placed with  Qualified  Investors  that meet all  applicable  requirements  to invest in the Fund.  The  Distributor is an affiliate of the Adviser and the Investment Manager.

         Shares are being offered in an initial  offering.  The Distributor  expects to deliver shares purchased in the initial  offering on or about  ____________,  2002,  or on such  earlier or later date as the  Distributor  may determine.  Subsequent  to the initial  offering,  shares will be offered and may be purchased on a monthly  basis, or at such other times as may be determined by the Board.

         Neither  the  Distributor  nor any other  broker or  dealer is  obligated  to buy from the Fund any of the shares.  There is no minimum  aggregate  amount of shares  required to be  purchased in the initial  offering.  The
Distributor  does not intend to make a market in shares.  The Fund has agreed to indemnify the  Distributor and its affiliates and certain other persons against certain liabilities under the Securities Act of 1933, as amended.

Purchase Terms.  Shares are being offered only to Qualified  Investors that meet all  requirements to invest in the
Fund. The minimum  initial  investment in the Fund by an investor is  $1,000,000.  Subsequent  investments  must be at least $100,000. These minimums may be modified by the Fund from time to time.

         All  investor  funds for the  initial  closing  of the sale of  shares,  and for  closings  of  subsequent
offerings,   will  be  deposited  in  an  escrow  account   maintained  by   ____________,   as  escrow  agent,  at
___________Bank,  __________,  for the benefit of the  investors.  Funds held in the escrow account may be invested in high  quality,  short-term  investments,  and any interest  earned on the funds will be paid to investors on the date Shares are issued.  The full amount of an  investment is payable in Federal  funds,  which must be received by the  Distributor  not later than  fourteen  calendar  days prior to the  beginning of a month if payment is made by check or four business days prior to the beginning of a month if payment is sent by wire.

         Before an investor may invest in the Fund, the  Distributor or the investor's  sales  representative  will require a  certification  from the  investor  that it is a  Qualified  Investor  and meets other  requirements  for investment,  and that the investor  will not transfer its Interest  except in the limited  circumstances  permitted under the Funds'  Declaration  of Trust.  The form of investor  certification  that each  investor will be asked to sign is  contained  in  Appendix  A of this  prospectus.  An  investor's  certification  must  be  received  by the
Distributor, along with its payment as described above, otherwise an investor's order will not be accepted.

Calculation  of Net Asset  Value.  The Fund sells its shares at their  offering  price,  which is equal to the "net asset  value"  per share.  The net asset  value of the Fund will be  computed  as of the close of  business  on the following  days:  (i) the last day of each fiscal year (March 31), (ii) the last day of each taxable year (December
31),  (iii) the day  preceding  the date as of which any  shares of the Fund are  purchased,  or (iv) any day as of which the Fund  repurchases  any  shares.  The Fund's net asset  value is the value of the Fund's  assets  less its liabilities.  In  computing  net asset value,  the Fund will value  shares in Portfolio  Funds at their fair value, which the Board has  determined  will  ordinarily  be the values of those  shares as  determined  by the  Portfolio
Managers of the Portfolio Funds in accordance with policies  established by the Portfolio  Funds.  Other securities and assets of the Fund (including  securities and other  investments held by Portfolio  Accounts) will be valued at market  value,  if market  quotations  are readily  available.  Securities  and assets of the Fund for which market quotations  are not readily  available  will be valued at fair value as determined by in good faith by the Board or in  accordance  with  procedures  adopted by the Board.  Expenses of the Fund and its  liabilities  (including  the amount of any borrowings) are taken into account for purposes of computing net asset value.

         Prospective  investors  should be aware that there can be no  assurance  that the fair values of shares in
Portfolio  Funds as determined  under the  procedures  described  above will in all cases be accurate to the extent that the Fund,  the Board and the Investment  Manager do not generally  have access to all necessary  financial and other  information  relating  to the  Portfolio  Funds to  determine  independently  the net asset  values of those funds. The Board's results in accurately fair valuing  securities  whose market value is not readily  ascertainable as a result of a significant  event are subject to inaccuracies  and the Boards'  valuation of portfolio  positions could have an adverse effect on the Fund's net assets if the Board's  judgments  regarding  appropriate  valuations should prove incorrect.

REPURCHASES OF SHARES AND TRANSFERS

NO RIGHT OF REDEMPTION

                  No  shareholder  will have the right to  require  the Fund to redeem  shares.  There is no public market for shares,  and none is expected to develop.  With very  limited  exceptions,  shares are not  transferable and liquidity will be provided only through  limited  repurchase  offers that will be made from time to time by the
Fund.  Any  transfer of shares in violation of the Fund's  Declaration  of Trust will not be permitted  and will be void.  Consequently,  shareholders  may not be  able to  liquidate  their  investment  other  than as a  result  of repurchases  of  shares  by the Fund,  as  described  below.  For  information  on the  Fund's  policies  regarding transfers of shares, see "Repurchases and Transfers of Shares--Transfers of Shares" in the SAI.

REPURCHASES OF SHARES

         The Fund from time to time will offer to  repurchase  outstanding  shares  pursuant to written  tenders by shareholders.  Repurchase  offers  will be made at such times and on such terms as may be  determined  by the Board in its sole  discretion,  and  generally  will be offers to  repurchase a specified  dollar  amount of  outstanding
Shares.  A redemption  fee equal to 1.00% of the value of shares  repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of  repurchase  is less than one year  following  the date of the shareholder's  initial  investment in the Fund. If applicable,  the redemption fee will be deducted  before payment of the proceeds of a repurchase.

         Board  Considerations.  In  determining  whether the Fund  should  repurchase  shares  pursuant to written tenders,  the Board will consider the  recommendations  of the Adviser.  The Adviser expects that it will recommend to the Board that the Fund offer to repurchase  shares as of  __________,  and  thereafter,  four times year, as of the last  business day of March,  June,  September  and December.  The Fund  anticipates  that the Board will limit each  repurchase to no more than 25% of the Fund's total assets,  although the limit for any one  repurchase may be lower.  The  Declaration  of Trust  provides  that the Fund will be dissolved if the Shares for which a shareholder that has submitted a written  request for  repurchase,  in accordance  with the terms of the  Declaration of Trust, have  not been  repurchased  by the Fund  within  a period  of two  years  after  the  shareholder's  request.  See
"Repurchases and Transfers of Shares--Repurchase Offers" in the SAI.

                 The Board will also consider the following factors, among others, in making its determination:

o        whether any shareholders have requested to tender shares to the Fund;

o        the liquidity of the Fund's assets;

o        the investment plans and working capital requirements of the Fund;

o        the relative economies of scale with respect to the size of the Fund;

o        the history of the Fund in repurchasing shares or portions thereof;

o        the economic condition of the securities markets; and

o        the anticipated tax consequences of any proposed repurchases of shares or portions thereof.

                  The Board will determine that the Fund repurchase  shares from  shareholders  pursuant to written tenders  only on terms the Board  determines  to be fair to the Fund and  shareholders.  When the Board  determines that the Fund will make a repurchase  offer,  notice of that offer will be provided to each shareholder  describing the terms of the offer,  and  containing  information  that  shareholders  should  consider in deciding  whether to tender  Shares for  repurchase.  Shareholders  who are deciding  whether to tender  shares during the period that a repurchase  offer is open may ascertain  the estimated net asset value of their shares from the Adviser  during the period the offer remains open.

         Cash Payment vs. In-Kind Securities  Distribution.  When shares are repurchased by the Fund,  shareholders will generally receive cash distributions equal to the value of the shares  repurchased,  less the Early Redemption
Fee, if  applicable.  However,  in the sole  discretion of the Fund,  the proceeds of  repurchases of shares may be paid by the in-kind  distribution of securities  held by the Fund, or partly in cash and partly  in-kind.  The Fund does not expect to distribute  securities  in-kind except in unusual  circumstances,  such as in the unlikely event that the Fund does not have  sufficient  cash to pay for shares that are  repurchased  or if making a cash  payment would result in a material  adverse  effect on the Fund or on  shareholders  not tendering  shares for  repurchase.
See "Risk  Factors--General  Risks."  Repurchases  will be effective after receipt and acceptance by the Fund of all eligible written tenders of Shares.

         Gain or Loss on Sale of Shares.  A shareholder  that tenders  shares and who is subject to federal,  state or local  income tax will gerally  have a taxable  event when the shares are  repurchased.  Gain,  if any,  will be recognized by a tendering  shareholder only as and after the total proceeds received by the shareholder  exceed the shareholder's  adjusted tax basis in the shares.  A loss, if any, will be recognized only after the shareholder has received full payment under the promissory note that will be given to the  shareholder  prior to the Fund's payment of the repurchase amount.

REPURCHASE PROCEDURES

         Due to liquidity  restraints  associated with the Fund's  investments in Portfolio Funds and the fact that the Fund may have to effect  withdrawals  from those funds to pay for shares  being  repurchased,  it is  presently expected that, under the procedures  applicable to the repurchase of shares,  shares will be valued for purposes of determining their repurchase price as of a date  approximately one month after the date by which  shareholders must submit a repurchase  request (the  "Valuation  Date") and that the Fund will  generally pay the value of the shares repurchased  (or as  discussed  below,  95% of such value if all shares  owned by a  shareholder  are  repurchased)
approximately  one month after the Valuation  Date.  This amount will be subject to adjustment  upon  completion of the annual  audit of the Fund's  financial  statements  for the fiscal  year in which the  repurchase  is  effected
(which it is expected  will be  completed  within 60 days after the end of each fiscal  year).  If all shares owned by a shareholder are  repurchased,  the  shareholder  will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly  after  completion of the Fund's audit and will be subject to audit adjustment.

                  Under these  procedures,  shareholders  will have to decide  whether to tender  their  Shares for repurchase  without  the  benefit  of  having  current  information  regarding  the  value of  shares  as of a date proximate to the  Valuation  Date. In addition,  there will be a substantial  period of time between the date as of which  shareholders  must tender  shares and the date they can expect to receive  payment for their shares from the
Fund.  However,  promptly after the expiration of a repurchase  offer,  shareholders  whose shares are accepted for repurchase will be given  non-interest  bearing,  non-transferable  promissory  notes by the Fund  representing the
Fund's  obligation  to  pay  for  repurchased  shares.  Payments  for  repurchased  shares  may  be  delayed  under circumstances  where the Fund has  determined to redeem its shares in Portfolio  Funds to make such  payments,  but has experienced delays in receiving payments from the Portfolio Funds.

                  A  shareholder  who  tenders  for  repurchase  only a portion of his shares  will be  required to
maintain  a minimum  account  balance  of   $500,000.  If a  shareholder  tenders a portion  of his  Shares and the repurchase of that portion would cause the shareholder's  account balance to fall below this required minimum,  the
Fund  reserves  the right to reduce the  portion of the shares to be  purchased  from the  shareholder  so that the required minimum balance is maintained.

                  Repurchases  of shares by the Fund are  subject to  certain  regulatory  requirements  imposed by
SEC rules.

Special  Considerations and Risks of Repurchases.  In addition to the limitations and risks discussed  elsewhere in this Prospectus,  there are a number of other factors  affecting share  Repurchases that investors should consider, as summarized below:

o        Early  Redemption Fee . You may be subject to an Early  Redemption  Fee on shares that are  repurchased if the date as of which the shares are to be valued for  purposes  of  repurchase  is less than one year following the date of the shareholder's initial investment in the Fund.

o        Decrease in Fund Assets.  Although the Board believes that the Fund's policy of making  repurchase  offers will generally  benefit  shareholders  by providing  liquidity,  the repurchase of shares could cause the Fund's total assets to decrease  unless offset by new sales of shares.  The Fund's  expense ratio might  therefore  increase as a result of  repurchases.  Repurchase  offers  might also  decrease the
              Fund's  investment  flexibility,  in part because of the Fund's need to hold liquid assets to satisfy repurchase  requests.  The impact may depend on the number of shares  that the Fund  repurchases  and the ability of the Fund to sell additional shares.

o        Asset  Coverage for  Borrowings.  Repurchases  of shares may  significantly  reduce the asset coverage for any Fund  borrowings.  The Fund may not  repurchase  shares if the  repurchase  results  in its asset coverage  levels  falling  below the  requirements  of the  Investment  Company Act. As a result,  in order to be able to  repurchase  shares  tendered,  the Fund may be  forced to repay all or a part of its outstanding borrowings to maintain the required asset coverage.

o        Forced Sale of Portfolio  Securities.  To complete a repurchase  offer, the Fund might be required to sell portfolio  securities  to raise cash.  This might cause the Fund to realize gains or losses at a time when the Manager would  otherwise not want the Fund to do so. It might  increase  portfolio  turnover and the Fund's  portfolio  transaction  expenses,  reducing  the Fund's net income to  distribute  to shareholders.

o        Dividends,  Capital Gains and Taxes.  Certain  shareholders  may incur state tax liability upon the Fund's repurchase of their shares. See "Dividends, Capital Gains and Taxes."

MANDATORY REDEMPTION BY THE FUND

The  Declaration  of Trust  provides  that the Fund may redeem shares under  certain  circumstances,  including if:
ownership of the shares will cause the Fund to be in violation of certain laws;  continued  ownership of the shares may adversely affect the Fund; any of the  representations  and warranties made by a shareholder in connection with the  acquisition  of the shares was not true when made or has ceased to be true;  or it would be in the best shares of the Fund to repurchase the shares.

Dividends, Capital Gains and Taxes

This  information is only a summary of certain federal income tax  information  about your  investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Dividends.  The amount of any  dividends  the Fund pays may vary over time,  depending  on market  conditions,  the composition of the Fund's  investment  portfolio,  the expenses borne by the Fund's shares,  and any  distributions made to the Fund by the underlying  Portfolio Funds or Portfolio  Accounts.  The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains  Distributions.  Portfolio  Funds may realize capital gains on the sale of portfolio  securities.  If it does,  the Fund may make  distributions  out of any net  short-term  or  long-term  capital  gains,  normally in
December of each year. The Fund may make  supplemental  distributions  of dividends and capital gains following the end of its fiscal  year.  There can be no assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

Choice  for  Receiving  Distributions.  When you open your  account,  specify on your  application  how you want to receive your dividends and distributions. You have two options:

o        Reinvest  All  Distributions  in the Fund.  You can elect to reinvest  all  dividends  and  capital  gains distributions in additional shares of the Fund.

o        Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends and capital gains distributions.

Taxes.  The Fund  intends to qualify as a regulated  investment  company  under the  Internal  Revenue  Code.  That means  that in each year it  qualifies,  it will pay no  federal  income tax on the  earnings  or capital  gains it distributes to its shareholders.  This avoids a "double tax" on that income and capital gains,  since  shareholders normally  will be taxed on the  dividends  and capital  gains they receive from the Fund (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

You should be aware of the following tax implications of investing in the Fund:

o        Whether  tax-exempt  investors  receive  them  in cash or  reinvest  them,  dividends  and  capital  gains distributions may be subject to state and local taxes.
o        Dividends paid from net investment  income and  short-term  capital gains are taxable as ordinary  income.
              Distributions  of the Fund's  long-term  capital  gains are taxable as long-term  capital  gains.  It does not matter how long you have held your shares.
o        Every year the Fund will send you and the IRS a  statement  showing  the amount of any  taxable  dividends and other  distributions  the Fund paid to you in the previous  year.  The tax  information  the Fund sends you will separately identify any long-term capital gains distribution the Fund paid to you.
o        Because  the Fund's  share  prices  fluctuate,  you may have a capital  gain or loss when your  shares are repurchased  or you exchange  them. A capital  gain or loss is the  difference  between the price you paid for the shares and the price you received  when they were  accepted for  repurchase or exchange.
              Generally,  when  shares  of the Fund you have  tendered  are  repurchased,  you must  recognize  any capital gain or loss on those shares.
o        If you buy shares on the date or just before the date the Fund  declares a capital gains  distribution,  a portion of the purchase price for the shares will be returned to you as a taxable distribution.
o        You should review the more detailed  discussion of federal income tax  considerations  in the Statement of
              Additional Information.

Returns of Capital Can Occur.  In certain  cases,  distributions  made by the Fund may be  considered a non-taxable return of capital to shareholders.  The Fund will identify returns of capital in shareholder notices.

Additional Information About the Fund

The Fund's Voting Shares.  Each share of the Fund represents an interest in the Fund  proportionately  equal to the shares of each other share of the same  class.  Each class of shares of the Fund pays its own  dividends  and other distributions,  and pays certain  expenses which may be different  from those of other classes.  The Fund currently has one class of shares.

         Each  share  of  each  class  has  one  vote  at  shareholder  meetings,  with  fractional  shares  voting proportionally,  on matters submitted to the vote of shareholders.  There are no cumulative  voting rights.  Shares of all  classes  are voted in the  aggregate  and not by class,  except  when voting by class is required by law or when matters affect a particular  class or classes.  Each class may have separate voting rights on matters in which the shares of that class are different from the shares of another class.

         The Fund's  classes of shares do not have  pre-emptive  or  conversion or  redemption  provisions.  In the event of a  liquidation  of the Fund,  shareholders  are  entitled  to share pro rata in the net assets of the Fund available for distribution to shareholders of a class after all expenses and debts have been paid.

Table of Contents of the Statement of Additional Information dated _______, 2002
-------------------------------------------------------------------------------------------------------------------

This is the Table of Contents of the Fund's  Statement  of  Additional  Information  dated  ___________,  2002.  It should be read together with the Prospectus.  You can obtain the Statement of Additional  Information by writing to the Fund's Transfer Agent,  OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the
Transfer Agent at the toll-free number shown on the back cover.

Contents
-------------------------------------------------------------------------------------------------------------------
                                                                                                          Page

INVESTMENT POLICIES AND PRACTICES...............................................................................

REPURCHASES AND TRANSFERS OF SHARES...........................................................................

BOARD OF TRUSTESS ............................................................................................

INVESTMENT ADVISORY SERVICES..................................................................................

CONFLICTS OF INTEREST.........................................................................................

TAX ASPECTS...................................................................................................

ERISA CONSIDERATIONS..........................................................................................

BROKERAGE.....................................................................................................

VALUATION OF ASSETS...........................................................................................

ACCOUNTANTS AND LEGAL COUNSEL.................................................................................

CUSTODIAN.....................................................................................................

CONTROL PERSONS...............................................................................................

SUMMARY OF DECLARATION OF TRUST...................................................................

FUND ADVERTISING AND SALES MATERIAL...........................................................................

FINANCIAL STATEMENTS..........................................................................................

APPENDIX A: INDUSTRY CLASSIFICATIONS.......................................................     A-1

APPENDIX A

INVESTOR CERTIFICATION

       I hereby certify that I am: (A) a natural person,  who either  individually or together with my spouse has a net worth* in excess of $1.5 million (the "Net Worth  Requirement");  (B) an  irrevocable  trust that meets the Net
Worth  Requirement;  (C) a revocable  trust and each grantor of the trust meets the Net Worth  Requirement;  (D) an employee  benefit plan (a "Plan") that meets the Net Worth  Requirement;  (E) a  participant-directed  Plan and the person making the investment meets the Net Worth  Requirement;  (F) a corporation,  partnership,  limited liability company or other  entity that meets the Net Worth  Requirement  that is not (i) a  registered  investment  company,
(ii) an entity which is excluded from the  definition of  Investment  Company under Section 3(a) of the  Investment
Company Act of 1940 based on Section  3(c)(1)  because it is a  non-publicly  offered  entity whose  securities are beneficially  owned by not more  than 100  persons,  or (iii) a  business  development  company;  or (G) an  entity referred to in clause F(i), (ii) or (iii) above,  not formed for the specific  purpose of investing in the Fund and each equity owner meets the Net Worth Requirement.  I am exempt from Federal income tax.

          I understand  that it may be a violation  of state and Federal law for me to provide  this  certification if I know that it is not true. I have read the  prospectus of the Fund,  including the investor  qualification  and investor  suitability  provisions  contained  therein.  I  understand  that an  investment  in the Fund  involves a considerable  amount of risk and that some or all of the  investment  may be lost. I understand  that an investment in the Fund is suitable  only for  investors who can bear the risks  associated  with the limited  liquidity of the investment and should be viewed as a long-term investment.

          I am aware of the Fund's limited  provisions for  transferability  and withdrawal and have carefully read and understand the "Redemptions, Repurchases of Shares and Transfers" provisions in the prospectus.

          I am NOT (A) a non-resident alien or (B) a foreign  corporation,  foreign  partnership,  foreign trust or foreign estate (as those terms are defined in the Code) for purposes of U.S.  Federal income  taxation.  I agree to notify the Fund  within 60 days of the date that I become a foreign  person or entity.  I further  certify  that my name, U.S. tax  identification  number,  home address (in the case of an individual)  and business  address (in the case of an  entity),  as they  appear  in your  records,  are true and  correct.  I further  certify  that I am NOT subject  to  backup  withholding  because  either  (1) I am exempt  from  backup  withholding,  (2) I have not been notified by the Internal  Revenue Service ("IRS") that I am subject to backup  withholding as a result of a failure to report  all  interest  or  dividends,**  or (3) the IRS has  notified  me that I am no longer  subject to backup withholding.  I make these  certifications  under penalty of perjury and  understand  that they may be disclosed to the IRS by the Fund and that any false  statement  contained  in this  paragraph  could be  punished by fine and/or imprisonment.

          If I am the  fiduciary  executing  this Investor  Certificate  on behalf of a Plan (the  "Fiduciary"),  I represent and warrant that I have  considered the following  with respect to the Plan's  investment in the Fund and have  determined  that,  in review of such  considerations,  the  investment  is  consistent  with the  Fiduciary's responsibilities  under the  Employee  Retirement  Income  Security  Act of 1974,  as  amended  ("ERISA"):  (i) the fiduciary  investment  standards  under  ERISA in the  context of the  Plan's  particular  circumstances;  (ii) the permissibility  of an investment in the Fund under the documents  governing the Plan and the  Fiduciary;  and (iii)
the risks  associated  with an investment in the Fund and the fact that I will be unable to redeem the  investment.
However,  the Fund may  repurchase  the  investment at certain times and under certain  conditions set forth in the prospectus.

          By signing below, I understand  that the Fund and its  affiliates  are relying on the  certification  and agreements  made herein in determining my  qualification  and  suitability as an investor in the Fund. I understand that an  investment  in the Fund is not  appropriate  for,  and may not be acquired  by, any person who cannot make this  certification,  and agree to indemnify  OppenheimerFunds,  Inc. and its affiliates and hold harmless from any liability that you may incur as a result of this certification being untrue in any respect.

* As used herein,  "net worth" means the excess of total assets at fair market value,  including  home,  over total liabilities.  For the purpose of determining  "net worth," the principal  residence owned by an individual shall be valued at either (A) cost, including the cost of improvements,  net of current  encumbrances upon the property,  or
(B) the appraised  value of the property as  determined by an  institutional  lender,  net of current  encumbrances upon the property.
** The  Investor  must  cross  out item (2) if it has been  notified  by the IRS that it is  currently  subject  to backup withholding because it has failed to report all interest and dividends on its tax return.

NOTE:  If the shareholders of a joint account are not spouses, both shareholders must sign this certification.

---------------------------                                   --------------------------------

APPENDIX B
INVESTMENT MANAGER PERFORMANCE INFORMATION

         Tremont  Partners,  Inc. (the  "Investment  Manager")  employs an investment  program for the Fund that is substantially  the same as the  investment  program  that it employs in managing a private  investment  Partnership
(the "Private  Fund").  The investment  objective and policies of the Fund are  substantially  the same as those of the Private Fund.  Similar to the investment  program of the Fund, the Investment  Manager selects on behalf of the
Private  Fund  various  alternative  asset  managers  with which it will  invest the  Private  Fund's  assets.  The personnel of the  Investment  Manager who will be  responsible  for managing the  investment  portfolio of the Fund manage the  investment  portfolio of the Private Fund.  Shares in the Private Fund are not currently  being offered to investors.

         Because of the  similarity  of investment  programs,  as a general  matter,  the  Investment  Manager will consider  participation by the Fund in all appropriate  investment  opportunities  that are under  consideration by the  Investment  Manager for the Private  Fund.  The  Investment  Manager  will  evaluate  for the Fund and for the
Private Fund a variety of factors that may be relevant in determining whether a particular  investment  opportunity or strategy is  appropriate  and  feasible for the Fund or the Private Fund at a  particular  time.  Because  these considerations  may  differ  for the  Fund  and  the  Private  Fund in the  context  of any  particular  investment opportunity and at any particular  time, the investment  activities and future  investment  performance of the Fund and the Private Fund will differ.  See "CONFLICTS OF INTEREST."

         The  following  table sets forth the  performance  record of the Private  Fund for the periods  indicated, adjusted to show the performance  net of the fees and estimated  expenses of the Fund. The Private Fund is the only non-proprietary,  fully invested account managed by the Investment  Manager that has an investment  history of more than six months and an investment  program that is  substantially  similar to that of the Fund.  The table does not reflect the investment  performance  of the Fund.  The table should be read in conjunction  with the notes thereto.
PAST  PERFORMANCE  DOES NOT  GUARANTEE  FUTURE  RESULTS.  Prospective  investors  should  recognize  that there are certain  differences  between  the  investment  policies  of the Fund and the  Private  Fund and that  their  fees, expenses  and  incentive  allocations  differ.  Unlike  the  Fund,  the  Private  Fund is not  subject  to  certain investment  limitations  imposed by applicable  securities laws which, if applicable,  may have adversely  affected the Private Fund's performance.  Future performance of the Fund and of the Private Fund will differ.

THIS TABLE MUST BE READ IN CONJUNCTION WITH THE ACCOMPANYING FOOTNOTES APPEARING BELOW.

                                Private Fund           Private Fund Pro Forma Year
                        Pro Forma Net Return (1), (2)    to Date Return (1), (2),
                                                                   (3)
            1998
            ----
          September
           October
          November
          December

            1999
            ----
           January
          February
            March
            April
             May
            June
            July
           August
          September
           October
          November
          December

            2000
            ----
           January
          February
            March
            April
             May
            June
            July
           August
          September
           October
          November
          December

            2001
            ----
           January
          February
            March
            April
             May
            June
            July
           August
          September
           October
          November
          December
       2002
       ----
       January
       February
       March

The above returns for the Private Fund are pro forma and reflect the impact of the fees and  estimated expenses of the Fund.

                                         Notes To Performance Information

The table above is based on the Private Fund's  investment  performance  and is not the  investment  performance of the Fund.  The  information  contained in the table was prepared by Tremont  Partners,  Inc. based on the following facts and assumptions:

         1.       The Private  Fund  commenced  operations  on September 1, 1998 and has a December 31 fiscal year.
The  information  for the Private Fund is based on gross  investment  returns  derived  from its audited  financial statements  from September 1, 1998 through  December 31, 2000, and on unaudited  financial  statements from January
1, 2001 through December 31, 2001. PAST PERFORMANCE IS NOT A GUARANTY OF FUTURE RESULTS.

2.       The Net Returns shown above have been computed  based on the gross  investment  performance of the Private
Fund net of all fees,  estimated  expenses  and  charges  that would have been borne by the Fund or its  investors, including:  a monthly  management fee calculated at the annual rate of 1.25% of the aggregate  value of outstanding shares as of the last day of the month (before any  repurchases of shares);  and other expenses  estimated at ____%
annually  based on end of month net assets.  The gross  investment  performance  of the Private  Fund is net of all fees,  expenses and  incentive  allocations  borne  directly and  indirectly  by the Private Fund as an investor in other  investment  funds.  The above  returns  reflect  the  results  that would have been  achieved,  based on the foregoing assumptions, by an investor who invested in the Private Fund on September 1, 1998.

3.       The Annual Returns shown above  represent the percentage  change in an investor's  account  balance in the
Private Fund for a calendar  year based on an  investor's  account  balance at the inception of the Private Fund or at the beginning of each subsequent calendar year, as applicable, through the end of the applicable calendar year.

OFI Tremont Core Strategies Hedge Fund
6803 South Tucson Way
Englewood, Colorado  80112
1.800.525.7048

Adviser
OFI Institutional, Inc.
498 Seventh Avenue
New York, New York  10018

Investment Manager
Tremont Partners, Inc.
555 Theodore Fremd Avenue
Rye, New York 10580

Distributor
OppenheimerFunds Distributor, Inc.
498 Seventh Avenue
New York, New York 10018

Transfer Agent

Custodian Bank

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019

Fund Counsel
Mayer, Brown, Rowe & Mawe
1675 Broadway
New York, NY 10019

Special Fund Counsel
Schulte, Roth & Zabel LLP
919 Third Avenue
New York, NY 10022

INFORMATION AND SERVICES
For More Information on OFI Tremont Core Strategies Hedge Fund
The following additional information about the Fund is available without charge upon request:

Statement of Additional  Information.  This document  includes  additional  information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this Prospectus  (which means it is legally part of this Prospectus).

Annual and Semi-Annual  Reports.  Additional  information about the Fund's investments and performance is available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual Report includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's  performance  during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:
-------------------------------------------------------------------------------------------------------------

By Telephone:

-------------------------------------------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free: 1.800.858.9826
-------------------------------------------------------------------------------------------------------------

By Mail:

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Write to:

-------------------------------------------------------------------------------------------------------------
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
-------------------------------------------------------------------------------------------------------------

On the Internet:

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

You can send us a request by e-mail or read or down-load documents on the OppenheimerFunds web site:

-------------------------------------------------------------------------------------------------------------
www.oppenheimerfunds.com
   Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the
   SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information  about the Fund are available on the EDGAR  database  on the SEC's  Internet  web site at  HTTP://WWW.SEC.GOV.  Copies may be  obtained  after
                                                                ------------------
   payment of a  duplicating  fee by  electronic  request at the SEC's  e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any  information  about the Fund or to make any  representations  about the Fund other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any  person in any state or other jurisdiction where it is unlawful to make such an offer.
                                                              The Fund's shares are distributed by:
                                                              OppenheimerFunds Distributor, Inc.

The Fund's SEC File No. is 811-_______
PRO___.. ___/02  Printed on recycled paper.

------------
1  The minimum initial  investment in the Fund by an investor is $1,000,000.  Subsequent  investments must be at least $100,000.

                                       OFI Tremont Core Stategies Hedge Fund

                                                September __, 2002

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                498 Seventh Avenue
                                                New York, NY 10018
                                                  (212) 323-0200
                                             toll-free (800) 858-9826

                  This  Statement of Additional  Information  ("SAI") is not a prospectus.  This SAI relates to and should be read in conjunction  with the prospectus of OFI Tremont Core  Strategies  Hedge Fund (the "Fund"),  dated
September ___,  2002. A copy of the  prospectus may be obtained by contacting the Fund at the telephone  numbers or address set forth above.

                  This SAI is not an offer to sell these  securities  and is not  soliciting  an offer to buy these securities in any state where the offer or sale is not permitted.

                                                 TABLE OF CONTENTS

SUMMARY OF DECLARATION OF TRUST ...................................................................................
FUND ADVERTISING AND SALES MATERIAL..............................................................................44
FINANCIAL STATEMENTS.............................................................................................46

                                         INVESTMENT POLICIES AND PRACTICES
                  The  investment  objective  and  principal  investment  strategies  of the  Fund,  as well as the principal  risks  associated  with the  Fund's  investment  strategies,  are set forth in the  prospectus.  Certain additional investment information is set forth below.

FUNDAMENTAL POLICIES

                  The Fund's stated  fundamental  policies,  which may only be changed by the affirmative vote of a majority of the  outstanding  voting  securities of the Fund  ("shares"),  are listed  below.  Within the limits of these  fundamental  policies,  the Fund's  management has reserved freedom of action.  As defined by the Investment
Company Act of 1940, as amended (the "Investment  Company Act"), the vote of a "majority of the outstanding  voting securities  of the Fund" means the vote, at an annual or special  meeting of  securityholders  duly called,  (a) of
67% or more of the voting  securities  present at such meeting,  if the holders of more than 50% of the outstanding voting  securities  of the Fund are present or  represented  by proxy;  or (b) of more than 50% of the  outstanding voting securities of the Fund, whichever is less.  The Fund may not:

o        Issue senior  securities,  except to the extent  permitted by Section 18 of the Investment  Company Act or as otherwise permitted by the Securities Exchange Commission (the "SEC").

o        Borrow money,  except to the extent permitted by Section 18 of the Investment  Company Act or as otherwise permitted by the SEC.

o        Underwrite  securities of other issuers,  except  insofar as the Fund may be deemed an  underwriter  under the  Securities  Act of 1933, as amended,  in  connection  with the  disposition  of its portfolio securities.

o        Make loans, except through purchasing fixed-income securities,  lending portfolio securities,  or entering into repurchase  agreements in a manner consistent with the Fund's  investment  policies or as otherwise permitted under the Investment Company Act.

o        Purchase,  hold or deal in real estate,  except that the Fund may invest in securities that are secured by real estate,  or issued by  companies  that invest or deal in real estate or real estate investment trusts.

o        Invest in  commodities  or  commodity  contracts,  except  that the Fund may  purchase  and sell  non-U.S.
                           currency,  options,  futures and forward contracts,  including those related to indexes, and options on indexes.

o        Invest  25% or more  of the  value  of its  total  assets  in the  securities  (other  than  U.S.
                           Government  securities)  of issuers  engaged in any single  industry or group of related industries;  provided,  however,  that the Fund will  invest 25% or more of the value of its total assets in Portfolio  Funds that pursue market  neutral  investment  strategies
                           (except  temporarily during any period of adverse market conditions  affecting Portfolio
                           Funds  that  pursue  such  strategies),  but will not invest 25% or more of the value of its total assets in Portfolio  Funds that, in the aggregate,  have  investment  programs that focus on investing in any single industry or group of related industries.

                  With respect to these  investment  restrictions  and other policies  described in this SAI or the prospectus  (except the Fund's  policies on borrowings  and senior  securities  set forth  above),  if a percentage restriction  is adhered to at the time of an investment  or  transaction,  a later change in  percentage  resulting from a change in the values of investments or the value of the Fund's total assets,  unless otherwise stated,  will not constitute a violation of such restriction or policy.  The Fund's  investment  policies and restrictions do not apply to the activities and  transactions  of investment  funds in which assets of the Fund are invested,  but will apply to investments made by the Fund (or any account consisting solely of Fund assets).

                  The Fund's  investment  objective  is  fundamental  and may not be changed  without the vote of a majority (as defined by the Investment Company Act) of the Fund's outstanding voting securities.

CERTAIN PORTFOLIO SECURITIES AND OTHER OPERATING POLICIES

                  As discussed  in the  prospectus,  the Fund will invest  primarily  in private  investment  funds
("Portfolio  Funds") that are managed by  alternative  asset  managers  ("Portfolio  Managers")  that employ a wide range of specialized  investment  strategies that each individually offers the potential for attractive  investment returns  and which,  when  blended  together  within  the  Fund's  portfolio,  are  designed  to produce an overall investment exposure that has a low correlation to the general  performance of equity,  debt and other markets.  The
Fund may also on  occasion  retain a  Portfolio  Manager to manage a  designated  segment  of the Fund's  assets (a
"Portfolio  Account") in  accordance  with the  Portfolio  Manager's  investment  program.  Additional  information regarding the types of securities and financial  instruments in which  Portfolio  Managers may invest the assets of
Portfolio  Funds and Portfolio  Accounts,  and certain of the investment  techniques  that may be used by Portfolio
Managers, is set forth below.

EQUITY SECURITIES

                  The investment  portfolios of Portfolio Funds and Portfolio  Accounts will include long and short positions in common stocks,  preferred  stocks and convertible  securities of U.S. and foreign  issuers.  The value of equity securities  depends on business,  economic and other factors  affecting those issuers.  Equity securities fluctuate  in value,  often  based on  factors  unrelated  to the value of the issuer of the  securities,  and such fluctuations can be pronounced.

                  Portfolio  Managers  may  generally  invest  Portfolio  Funds and  Portfolio  Accounts  in equity securities  without  restriction.  These  investments may include  securities issued by companies having relatively small market  capitalization,  including "micro cap" companies.  The prices of the securities of smaller  companies may be subject to more abrupt or erratic market movements than larger,  more established  companies,  because these securities  typically are traded in lower volume and the issuers  typically are more subject to changes in earnings and  prospects.  These  securities  are also  subject  to other  risks that are less  prominent  in the case of the securities of larger companies.

FIXED-INCOME SECURITIES

                  Portfolio  Funds and  Portfolio  Accounts  may invest in  fixed-income  securities.  A  Portfolio
Manager will invest in these  securities  when their yield and potential for capital  appreciation  are  considered sufficiently  attractive  and  also  may  invest  in  these  securities  for  defensive  purposes  and to  maintain liquidity.  Fixed-income  securities  include bonds,  notes and debentures issued by U.S. and foreign  corporations and  governments.  These  securities may pay fixed,  variable or floating  rates of interest,  and may include zero coupon  obligations.  Fixed-income  securities are subject to the risk of the issuer's  inability to meet principal and interest  payments on its obligations  (i.e.,  credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity,  market perception of the  creditworthiness or financial condition of the issuer and general market liquidity  (i.e.,  market risk).  Certain  portfolio  securities,  such as those with interest  rates that  fluctuate  directly or indirectly  based on multiples of a stated  index,  are designed to be highly  sensitive to changes in interest  rates and can subject the holders  thereof to  significant  reductions of yield and possible loss of principal.

                  Portfolio  Funds and Portfolio  Accounts may invest in both investment  grade and  non-investment
grade  debt  securities   (commonly   referred  to  as  "junk  bonds").   Investment   grade  debt  securities  are
securities that have received a rating from at least one nationally  recognized  statistical rating organization (a
"Rating  Agency") in one of the four highest rating  categories  or, if not rated by any Rating  Agency,  have been determined by a Portfolio Manager to be of comparable quality.

                  A Portfolio Fund's or Portfolio  Account's  investments in non-investment  grade debt securities, including convertible debt securities,  are considered by the Rating Agencies to be predominantly  speculative with respect to the issuer's  capacity to pay interest  and repay  principal.  Non-investment  grade  securities  in the lowest  rating  categories  may  involve a  substantial  risk of default or may be in default.  Adverse  changes in economic  conditions or developments  regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of  non-investment  grade  securities to make  principal  and interest  payments than is the case for higher grade  securities.  In addition,  the market for lower grade  securities may be thinner and less liquid than the market for higher grade securities.

NON-U.S. SECURITIES

                  Portfolio  Funds and  Portfolio  Accounts  may invest in equity and  fixed-income  securities  of
non-U.S.  issuers and in  depositary  receipts,  such as American  Depositary  Receipts  ("ADRs"),  that  represent indirect interests in securities of non-U.S.  issuers.  Non-U.S.  securities in which Portfolio Funds and Portfolio
Accounts may invest may be listed on non-U.S.  securities exchanges or traded in non-U.S.  over-the-counter markets or may be purchased in private  placements  and not be publicly  traded.  Investments  in non-U.S.  securities  are affected  by risk  factors  generally  not  thought  to be  present  in the U.S.  These  factors  are listed in the prospectus under "Risk Factors--Non-U.S. Investments."

                  As a general  matter,  Portfolio  Funds and Portfolio  Accounts are not required to hedge against
non-U.S.  currency risks,  including the risk of changing currency exchange rates,  which could reduce the value of
non-U.S.  currency denominated portfolio securities  irrespective of the underlying investment.  However, from time to time,  a Portfolio  Fund or Portfolio  Account may enter into  forward  currency  exchange  contracts  ("forward contracts") for hedging purposes and non-hedging  purposes to pursue its investment  objective.  Forward  contracts are transactions  involving the Portfolio Fund's or Portfolio  Account's  obligation to purchase or sell a specific currency at a future date at a specified  price.  Forward  contracts may be used by the Portfolio Fund or Portfolio
Account for hedging  purposes to protect  against  uncertainty in the level of future  non-U.S.  currency  exchange rates,  such as when the  Portfolio  Fund or  Portfolio  Account  anticipates  purchasing  or  selling  a  non-U.S.
security.  This technique  would allow the Portfolio Fund or Portfolio  Account to "lock in" the U.S.  dollar price of the security.  Forward  contracts  also may be used to attempt to protect the value of the  Portfolio  Fund's or
Portfolio  Account's  existing  holdings of  non-U.S.  securities.  There may be,  however,  imperfect  correlation between the  Portfolio  Fund's or  Portfolio  Account's  non-U.S.  securities  holdings  and the forward  contracts entered  into with  respect to such  holdings.  Forward  contracts  also may be used for  non-hedging  purposes  to pursue the Fund's or a Portfolio Fund's investment  objective,  such as when a Portfolio  Manager  anticipates that particular non-U.S.  currencies will appreciate or depreciate in value, even though securities  denominated in such currencies are not then held in the Fund's or Portfolio Fund's investment portfolio.

                  ADRs  involve  substantially  the same risks as  investing  directly  in  securities  of non-U.S.
issuers,  as  discussed  above.  ADRs are  receipts  typically  issued by a U.S.  bank or trust  company  that show evidence of underlying  securities issued by a non-U.S.  corporation.  Issuers of unsponsored  Depository  Receipts are not  obligated  to  disclose  material  information  in the United  States,  and  therefore,  there may be less information available regarding such issuers.

MONEY MARKET INSTRUMENTS

                  The Fund,  Portfolio Funds and Portfolio  Accounts may invest during periods of adverse market or economic  conditions  for defensive  purposes some or all of their assets in high quality money market  instruments and other short-term  obligations,  money market mutual funds or repurchase agreements with banks or broker-dealers or may hold cash or cash equivalents in such amounts as Tremont Partners,  Inc., the Fund's investment  manager, or
Portfolio  Managers  deem  appropriate  under the  circumstances.  The Fund or  Portfolio  Funds also may invest in these  instruments  for liquidity  purposes  pending  allocation of their  respective  offering  proceeds and other circumstances.  Money market instruments are high quality,  short-term  fixed-income  obligations,  which generally have  remaining  maturities of one year or less,  and may include U.S.  Government  Securities,  commercial  paper, certificates  of deposit and  bankers'  acceptances  issued by domestic  branches of United  States  banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

REPURCHASE AGREEMENTS

                  Repurchase  agreements  are  agreements  under  which the Fund,  a  Portfolio  Fund or  Portfolio
Account  purchases  securities  from a bank that is a member of the Federal  Reserve  System,  a foreign  bank or a securities  dealer that agrees to  repurchase  the  securities  from the Company at a higher  price on a designated future date. If the seller under a repurchase  agreement  becomes  insolvent or otherwise  fails to repurchase  the securities,  the Fund,  Portfolio  Fund or  Portfolio  Account  would have the right to sell the  securities.  This right,  however,  may be  restricted,  or the value of the  securities  may decline  before the  securities  can be liquidated.  In the event of the  commencement of bankruptcy or insolvency  proceedings  with respect to the seller of the securities before the repurchase of the securities under a repurchase  agreement is accomplished,  the Fund,
Portfolio Fund or Portfolio  Account might  encounter a delay and incur costs,  including a decline in the value of the  securities,  before being able to sell the securities.  Repurchase  agreements that are subject to foreign law may not enjoy  protections  comparable to those provided to certain  repurchase  agreements  under U.S.  bankruptcy law, and they therefore may involve  greater risks.  The Fund has adopted  specific  policies  designed to minimize certain of the risks of loss from its use of repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

                  Reverse  repurchase  agreements involve the sale of a security to a bank or securities dealer and the simultaneous  agreement to repurchase the security for a fixed price,  reflecting a market rate of interest, on a specific date.  These  transactions  involve a risk that the other party to a reverse  repurchase  agreement will be unable or unwilling to complete the  transaction  as scheduled,  which may result in losses to a Portfolio  Fund or  Portfolio  Account.  Reverse  repurchase  agreements  are a form  of  leverage  which  also  may  increase  the volatility of a Portfolio Fund's or Portfolio Account's investment portfolio.

SPECIAL INVESTMENT TECHNIQUES

                  Portfolio  Funds and  Portfolio  Accounts may use a variety of special  investment  techniques as more fully  discussed  below to hedge a portion  of their  investment  portfolios  against  various  risks or other factors  that  generally  affect the  values of  securities.  They may also use these  techniques  for  non-hedging
purposes  in  pursuing  their  investment   objectives.   These  techniques  may  involve  the  use  of  derivative
transactions.  The  techniques  Portfolio  Funds and  Portfolio  Accounts  may employ  may change  over time as new instruments  and  techniques  are  introduced  or as a result of  regulatory  developments.  Certain of the special investment  techniques  that  Portfolio  Funds or  Portfolio  Accounts may use are  speculative  and involve a high degree of risk,  particularly when used for non-hedging  purposes.  It is possible that any hedging transaction may not perform as  anticipated  and that a Portfolio  Fund or Portfolio  Account may suffer  losses as a result of its hedging activities.

                  DERIVATIVES.  Portfolio  Funds  and  Portfolio  Accounts  may  engage in  transactions  involving options,  futures and other  derivative  financial  instruments.  Derivatives  can be volatile and involve  various types and degrees of risk,  depending upon the characteristics of the particular  derivative and the portfolio as a whole.  Derivatives  permit  Portfolio  Funds and Portfolio  Accounts to increase or decrease the level of risk, or change the character of the risk, to which their  portfolios  are exposed in much the same way as they can increase or decrease the level of risk, or change the character of the risk, of their  portfolios by making  investments  in specific securities.

                  Derivatives  may entail  investment  exposures  that are greater  than their cost would  suggest, meaning  that a small  investment  in  derivatives  could have a large  potential  impact on a Portfolio  Fund's or
Portfolio Account's performance.

                  If a Portfolio Fund or Portfolio  Account  invests in derivatives at inopportune  times or judges market  conditions  incorrectly,  such investments may lower the Portfolio Fund's or Portfolio  Account's return or result in a loss.  A Portfolio  Fund or Portfolio  Account also could  experience  losses if its  derivatives  were poorly  correlated  with its other  investments,  or if the  Portfolio  Fund or  Portfolio  Account  were unable to liquidate its position  because of an illiquid  secondary  market.  The market for many derivatives is, or suddenly can become,  illiquid.  Changes in liquidity  may result in  significant,  rapid and  unpredictable  changes in the prices for derivatives.

                  OPTIONS AND FUTURES.  The  Portfolio  Managers may utilize  options and futures  contracts.  They also may use so-called  "synthetic" options (notional  principal  contracts with  characteristics of an OTC option)
or other derivative  instruments  written by  broker-dealers or other permissible  financial  intermediaries.  Such transactions may be effected on securities exchanges,  in the over-the-counter  market, or negotiated directly with
counterparties.   When  such   transactions   are   purchased   over-the-counter   or   negotiated   directly  with
counterparties,  a Portfolio  Fund or  Portfolio  Account  bears the risk that the  counterparty  will be unable or unwilling to perform its obligations  under the option  contract.  Such  transactions  may also be illiquid and, in such cases,  a Portfolio  Manager  may have  difficulty  closing  out its  position.  Over-the-counter  options and synthetic  transactions  purchased  and sold by  Portfolio  Funds and  Portfolio  Accounts  may include  options on baskets of specific securities.

                  The Portfolio  Managers may purchase call and put options on specific  securities,  and may write and sell covered or uncovered call and put options for hedging  purposes and  non-hedging  purposes to pursue their investment  objectives.  A put  option  gives the  purchaser  of the option the right to sell,  and  obligates  the writer to buy,  the  underlying  security at a stated  exercise  price at any time prior to the  expiration  of the option.  Similarly,  a call option gives the  purchaser of the option the right to buy, and obligates the writer to sell, the  underlying  security at a stated  exercise  price at any time prior to the  expiration of the option.  A covered  call  option is a call  option  with  respect to which a  Portfolio  Fund or  Portfolio  Account  owns the underlying  security.  The sale of such an option exposes a Portfolio Fund or Portfolio  Account during the term of the option to possible loss of opportunity to realize  appreciation in the market price of the underlying  security or to  possible  continued  holding  of a  security  that  might  otherwise  have  been  sold  to  protect  against depreciation  in the market  price of the  security.  A covered  put option is a put option  with  respect to which cash or liquid  securities have been placed in a segregated  account on a Portfolio  Fund's or Portfolio  Account's books.  The sale of such an option  exposes  the seller  during the term of the option to a decline in price of the underlying  security while also depriving the seller of the  opportunity to invest the segregated  assets.  Options sold by the Portfolio Funds and Portfolio Accounts need not be covered.

                  A  Portfolio  Fund or  Portfolio  Account  may close  out a  position  when  writing  options  by purchasing an option on the same security with the same exercise  price and  expiration  date as the option that it has previously  written on the security.  The Portfolio Fund or Portfolio  Account will realize a profit or loss if the amount paid to purchase an option is less or more,  as the case may be, than the amount  received from the sale thereof.  To close out a position as a  purchaser  of an option,  a Portfolio  Manager  would  ordinarily  effect a similar  "closing  sale  transaction,"  which  involves  liquidating  position  by selling  the  option  previously purchased, although the Portfolio Manager could exercise the option should it deem it advantageous to do so.

                  Synthetic  options  transactions  involve the use of two financial  instruments  that,  together, have the economic effect of an options  transaction.  The risks of synthetic  options are generally  similar to the risks of actual options,  with the addition of increased  market risk,  liquidity risk,  counterparty  credit risk, legal risk and operations risk.

                  The  use of  derivatives  that  are  subject  to  regulation  by the  Commodity  Futures  Trading
Commission  (the "CFTC") by Portfolio  Funds and Portfolio  Accounts  could cause the Fund to be a commodity  pool, which would  require the Fund to comply with certain  rules of the CFTC.  However,  the Fund intends to conduct its operations  to avoid  regulation as a commodity  pool. In this regard,  the Fund's pro rata share of the sum of the amount of initial margin deposits on futures contracts  entered into by Portfolio Funds and Portfolio  Accounts and premiums  paid for unexpired  options with respect to such  contracts,  other than for bona fide hedging  purposes, may not exceed 5% of the liquidation value of the Fund's assets,  after taking into account  unrealized profits and unrealized  losses  on such  contracts  and  options;  provided,  however,  that in the case of an  option  that is in-the-money  at the time of purchase,  the  in-the-money  amount may be excluded in calculating the 5% limitation.
The Fund intends to monitor use of futures and related  options by Portfolio  Funds and Portfolio  Accounts to help assure  compliance with this limitation.  If applicable CFTC rules change,  such percentage  limitations may change or different conditions may be applied to the Fund's use of certain derivatives.

                  Portfolio  Funds and  Portfolio  Accounts  may enter  into  futures  contracts  in U.S.  domestic markets or on exchanges  located outside the United States.  Foreign  markets may offer  advantages such as trading opportunities or arbitrage  possibilities not available in the United States.  Foreign markets,  however,  may have greater risk potential than domestic  markets.  For example,  some foreign  exchanges are principal markets so that no common  clearing  facility  exists and an investor may look only to the broker for  performance of the contract.
In addition,  any profits that might be realized in trading could be eliminated by adverse  changes in the exchange rate,  or a loss could be incurred as a result of those  changes.  Transactions  on foreign  exchanges  may include both  commodities  which are traded on  domestic  exchanges  and those  which are not.  Unlike  trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

                  Engaging in these  transactions  involves risk of loss, which could adversely affect the value of the Fund's net  assets.  No  assurance  can be given that a liquid  market  will exist for any  particular  futures contract at any  particular  time.  Many  futures  exchanges  and boards of trade  limit the amount of  fluctuation permitted  in futures  contract  prices  during a single  trading  day.  Once the daily limit has been reached in a particular  contract,  no trades may be made that day at a price beyond that limit or trading may be suspended  for specified  periods  during  the  trading  day.  Futures  contract  prices  could  move  to the  limit  for  several consecutive  trading days with little or no trading,  thereby  preventing  prompt  liquidation of futures positions and potentially subjecting a Portfolio Fund or Portfolio Account to substantial losses.

                  Successful use of futures also is subject to a Portfolio  Manager's  ability to correctly predict movements in the direction of the relevant  market,  and, to the extent the transaction is entered into for hedging purposes,  to ascertain the appropriate  correlation  between the transaction  being hedged and the price movements of the futures contract.

                  Some or all of the Portfolio  Managers may purchase and sell stock index futures  contracts for a
Portfolio Fund or Portfolio  Account.  A stock index future obligates a Portfolio Fund or Portfolio  Account to pay or receive an amount of cash equal to a fixed dollar  amount  specified in the futures  contract  multiplied by the difference  between the settlement  price of the contract on the  contract's  last trading day and the value of the index based on the stock prices of the  securities  that comprise it at the opening of trading in those  securities on the next business day.

                  Some or all of the Portfolio  Managers may purchase and sell interest rate futures  contracts for a Portfolio Fund or Portfolio  Account.  An interest rate future obligates  represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

                  Some or all of the  Portfolio  Managers  may  purchase  and sell  currency  futures.  A  currency future  creates an obligation  to purchase or sell an amount of a specific  currency at a future date at a specific price.

                  OPTIONS ON SECURITIES  INDEXES.  Some or all of the Portfolio  Managers may purchase and sell for the Portfolio  Funds and Portfolio  Accounts  call and put options on stock indexes  listed on national  securities exchanges or traded in the  over-the-counter  market for hedging purposes and non-hedging  purposes to pursue their investment  objectives.  A stock index  fluctuates  with changes in the market values of the stocks included in the index.  Accordingly,  successful  use by a  Portfolio  Manager of options on stock  indexes  will be subject to the
Portfolio  Manager's ability to predict correctly  movements in the direction of the stock market generally or of a particular  industry or market segment.  This requires  different skills and techniques than predicting  changes in the price of individual stocks.

                  WARRANTS AND RIGHTS.  Warrants are derivative  instruments that permit, but do not obligate,  the holder to subscribe  for other  securities  or  commodities.  Rights are similar to warrants,  but normally  have a shorter  duration and are offered or distributed  to  shareholders  of a company.  Warrants and rights do not carry with them the right to dividends or voting  rights with respect to the  securities  that they entitle the holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants and rights may be considered  more  speculative  than certain other types of equity-like  securities.  In addition,  the values of warrants and rights do not  necessarily  change with the values of the  underlying  securities or  commodities  and these instruments cease to have value if they are not exercised prior to their expiration dates.

                  SWAP  AGREEMENTS.  The  Portfolio  Managers  may enter  into  equity,  interest  rate,  index and currency  rate swap  agreements  on behalf of  Portfolio  Funds and  Portfolio  Accounts.  These  transactions  are entered into in an attempt to obtain a particular  return when it is considered  desirable to do so,  possibly at a lower cost than if an investment was made directly in the asset that yielded the desired  return.  Swap  agreements are two-party  contracts entered into primarily by institutional  investors for periods ranging from a few weeks to more than a year. In a standard swap  transaction,  two parties agree to exchange the returns (or  differentials in rates of return) earned or realized on particular predetermined  investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be  exchanged  or  "swapped"  between  the  parties  are  generally calculated  with respect to a "notional  amount," i.e.,  the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular  foreign  currency,  or in a "basket" of securities representing a particular  index.  Forms of swap agreements  include interest rate caps, under which, in return for a premium,  one party agrees to make payments to the other to the extent  interest rates exceed a specified rate or
"cap";  interest rate floors,  under which, in return for a premium, one party agrees to make payments to the other to the extent  interest  rates fall below a specified  level or "floor";  and interest rate collars,  under which a party  sells a cap and  purchases  a floor or vice  versa in an attempt to protect  itself  against  interest  rate movements exceeding given minimum or maximum levels.

                  Most swap  agreements  entered into by a Portfolio  Fund or Portfolio  Account  would require the calculation  of the  obligations  of the parties to the  agreements  on a "net  basis."  Consequently,  a Portfolio
Fund's or Portfolio  Account's current  obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received  under the agreement  based on the relative  values of the positions  held by each party to the  agreement  (the "net  amount").  The risk of loss with respect to swaps is limited to the net amount  of  interest  payments  that a party is  contractually  obligated  to make.  If the  other  party to a swap defaults,  a Portfolio  Fund's or Portfolio  Account's  risk of loss consists of the net amount of payments that it contractually is entitled to receive.

                  To achieve  investment  returns  equivalent  to those  achieved by a  Portfolio  Manager in whose investment  vehicles  the Fund  could not  invest  directly,  perhaps  because  of its  investment  minimum  or its unavailability  for direct  investment,  the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating  interest rate, such as LIBOR,  and to receive the total return of the  reference  investment  vehicle  over a stated time  period.  The Fund may seek to achieve the same  investment result  through the use of other  derivatives  in similar  circumstances.  The Federal income tax treatment of swap agreements and other  derivatives  used in the above manner is unclear.  The Fund does not currently  intend to use swaps or other derivatives in this manner.

LENDING PORTFOLIO SECURITIES

                  A  Portfolio  Fund or  Portfolio  Account  may lend  securities  from its  portfolio  to brokers, dealers and other  financial  institutions  needing to borrow  securities  to complete  certain  transactions.  The
Portfolio  Fund or  Portfolio  Account  continues  to be entitled to  payments  in amounts  equal to the  interest, dividends or other  distributions  payable on the loaned  securities  which affords the Portfolio Fund or Portfolio
Account an  opportunity  to earn  interest on the amount of the loan and on the loaned  securities'  collateral.  A
Portfolio  Fund or Portfolio  Account  generally  will  receive  collateral  consisting  of cash,  U.S.  Government
Securities  or  irrevocable  letters of credit which will be maintained at all times in an amount equal to at least
100% of the  current  market  value of the  loaned  securities.  The  Portfolio  Fund or  Portfolio  Account  might experience risk of loss if the institution with which it has engaged in a portfolio loan  transaction  breaches its agreement with the Portfolio Fund or Portfolio Account.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES

                  To reduce the risk of changes in  securities  prices and  interest  rates,  a  Portfolio  Fund or
Portfolio Account may purchase  securities on a forward  commitment,  when-issued or delayed delivery basis,  which means  delivery and payment take place a number of days after the date of the  commitment to purchase.  The payment obligation  and the interest rate  receivable  with respect to such  purchases are fixed when the Portfolio Fund or
Portfolio  Account enters into the  commitment,  but the Portfolio Fund or Portfolio  Account does not make payment until it  receives  delivery  from the  counterparty.  After a  Portfolio  Fund or  Portfolio  Account  commits  to purchase  such  securities,  but  before  delivery  and  settlement,  it may sell the  securities  if it is  deemed advisable.

                  Securities  purchased  on a forward  commitment  or  when-issued  or delayed  delivery  basis are subject to changes in value,  generally  changing in the same way, i.e.,  appreciating  when interest rates decline and  depreciating  when interest  rates rise,  based upon the public's  perception of the  creditworthiness  of the issuer and changes,  real or  anticipated,  in the level of interest  rates.  Securities  so purchased may expose a
Portfolio Fund or Portfolio  Account to risks because they may experience such  fluctuations  prior to their actual delivery.  Purchasing  securities on a when-issued or delayed  delivery basis can involve the additional  risk that the yield  available in the market when the delivery  takes place  actually may be higher than that obtained in the transaction itself.  Purchasing  securities on a forward  commitment,  when-issued or delayed delivery basis when a
Portfolio  Fund or  Portfolio  Account is fully or almost  fully  invested  results in a form of  leverage  and may result in greater  potential  fluctuation in the value of the net assets of a Portfolio Fund or Portfolio  Account.
In addition,  there is a risk that  securities  purchased on a  when-issued  or delayed  delivery  basis may not be delivered  and that the purchaser of securities  sold by a Portfolio  Fund or Portfolio  Account on a forward basis will not honor its purchase obligation.  In such cases, the Portfolio Fund or Portfolio Account may incur a loss.

                            REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES
REPURCHASE OFFERS

                  As  discussed in the  prospectus,  offers to  repurchase  shares will be made by the Fund at such times and on such  terms as may be  determined  by the Board of  Trustees  of the Fund (the  "Board"),  in its sole discretion  in  accordance  with the  provisions  of  applicable  law.  In  determining  whether  the  Fund  should repurchase  shares from  shareholders  pursuant to written tenders,  the Board will consider the  recommendation of
OFI Institutional  Asset Management,  Inc. ("OFI  Institutional"),  the Fund's investment  adviser.  The Board also will  consider  various  factors,  including  but not  limited  to those  listed in the  prospectus,  in making its determinations.

                  The Board will cause the Fund to make offers to repurchase shares from  shareholders  pursuant to written  tenders  only on  terms it  determines  to be fair to the Fund  and to all  shareholders.  When the  Board determines that the Fund will repurchase shares,  notice will be provided to each shareholder  describing the terms thereof,  and containing  information  shareholders  should consider in deciding  whether and how to participate in such  repurchase  opportunity.  Shareholders  who are deciding  whether to tender  shares  during the period that a repurchase  offer is open may  ascertain  an  estimated  net asset  value of their  shares  from OFI  Institutional during such period. If a repurchase offer is  oversubscribed  by shareholders,  the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder.

                  As  discussed  in the  prospectus,  the Fund  will  issue  notes  to  tendering  shareholders  in connection  with the repurchase of shares.  Upon its acceptance of tendered  shares for  repurchase,  the Fund will maintain  daily on its  books a  segregated  account  consisting  of (i)  cash,  (ii)  liquid  securities  or (iii)
interests in Portfolio  Funds that the Fund has requested be withdrawn (or any  combination of the  foregoing),  in an amount equal to the  aggregate  estimated  unpaid  dollar  amount of the notes issued by the Fund in  connection with the repurchase offer.

                  Payment for  repurchased  shares may require the Fund to  liquidate  portfolio  holdings  earlier than Tremont would  otherwise  liquidate  these  holdings,  potentially  resulting in losses,  and may increase the
Fund's  portfolio  turnover.  Tremont  intends to take measures  (subject to such policies as may be established by the  Board of  Managers)  to  attempt  to avoid or  minimize  potential  losses  and  turnover  resulting  from the repurchase of shares.

MANDATORY REDEMPTIONS

                  As  noted  in  the   prospectus,   the  Fund  has  the  right  to  redeem  shares  under  certain circumstances.  Such mandatory redemptions may be made if:

o        shares have been  transferred  or shares have  vested in any person by  operation  of law as the result of the death, dissolution, bankruptcy or incompetency of a shareholder;

o        ownership  of  shares  will  cause  the Fund to be in  violation  of, or  subject  the Fund to  additional registration  or regulation  under,  the  securities,  commodities  or other laws of the
                           U.S. or any other relevant jurisdiction;

o        continued  ownership of such shares may be harmful or injurious to the business or  reputation of the Fund or OFI  Institutional,  or may subject the Fund or any  shareholders to an undue risk of adverse tax or other fiscal consequences;

o        any of the  representations  and warranties  made by a shareholder in connection  with the  acquisition of shares was not true when made or has ceased to be true; or

o        it would be in the best interests of the Fund to redeem shares or portion thereof.

TRANSFERS OF SHARES

                  No  shareholder  will be permitted to transfer  shares of the Fund unless after such transfer the value of the shares remaining is at least equal to Fund's minimum investment requirement.

                                                 BOARD OF TRUSTEES

                  The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees have appointed an Audit Committee, comprised of Messrs. Wold, Wickler and Abdow, all of whom are independent Trustees.  The Board of Trustees does not have a standing nominating or compensation committee.

         The Audit Committee furnishes the Board with recommendations regarding the selection of the independent auditor.  Other functions of the Audit Committee include: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditor regarding the adequacy of the
Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Fund's independent auditors and its Non-Affiliated Trustees.

         Based on the Audit Committee's recommendation, the Board of Trustees of the Fund, including a majority of the Non-Affiliated Trustees, at a meeting held __________, 2002,  selected Ernst & Young LLP ("Ernst & Young")
as auditors of the Fund.  Ernst & Young also serves as auditors for certain other funds for which the Manager acts as investment advisor.

Trustees and Officers of the Fund.  The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed below.  Each of the Trustees except Mr. Murphy and Mr. Walcott are independent trustees, as defined in the Investment Company Act.  Mr. Murphy is an "interested trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Walcott is an "interested trustee" by virtue of his former position as an officer of the Manager's parent company.  Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event his affiliation with the Manager is terminated, he will resign as a trustee of the Fund and the other Board IV Funds for which he is a trustee or director.  All information is as of December 31, 2001.  All of the Trustees are
Trustees or Managers of the following Oppenheimer funds (referred to as "Board IV Funds"):

                                     Oppenheimer Tremont Market Neutral Fund LLC
                                      Oppenheimer Tremont Opportunity Fund LLC
                                            Oppenheimer Real Estate Fund
                                       OFI Tremont Low Correlation Hedge Fund
                                       OFI Tremont Core Strategies Hedge Fund

         Messrs. Murphy, Farrar, Wixted and Zack and Mses. Feld and Ives who are officers of the Fund, respectively hold the same offices with the other Oppenheimer funds.  Ms. Lee is also an officer of the Fund.  As of the date of this Statement of Additional Information, the Trustees and the officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent
Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board IV funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

Independent Trustees

-------------------------- ------------------------------------------------------ ----------------- ------------------
                                                                                                    Aggregate Dollar
Name, Address,1 Age,                                                                                 Range of Shares
Position(s) Held with      Principal Occupation(s) During Past 5 Years / Other    Dollar Range of    Owned in any of
Fund and Length of Time    Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in     the Board IV
Served2                    in Fund Complex Overseen by Trustee                        the Fund      Funds3
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Ronald J. Abdow, Trustee   President, Abdow Corporation (operator of                     $0                $0
since February 2002,       restaurants): Trustee, Abdow G&R Trust and Abdow Co.
Age70.                     (owners and operators of restaurant properties);
                           Partner, Abdow Partnership, Abdow Auburn Associates
                           and Abdow Hazard Associates (owners and operators of
                           restaurant properties); Chairman, Western Mass
                           Development Corp; Chairman, American International
                           College; Trustee (since 1993) of MML Series
                           Investment Fund and Trustee (since 1994) of
                           MassMutual Institutional Funds  (open-end investment
                           companies). Trustee/manager of three investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Joseph M. Wikler,          Self-employed as an investment consultant; a
Trustee (since February    director of Lakes Environmental Association (since
2002),                     1996), and Medintec (since 1992) and Cathco (since
Age 60.                    1995) (medical device companies); and a member of
                           the investment committee of the Associated Jewish             $0                $0
                           Charities of Baltimore (since 1994); formerly a
                           director of Fortis/Hartford mutual funds (1994 -
                           December 2001). Trustee/manager of three investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Peter I. Wold, Trustee     President of Wold Properties, Inc. (an oil and gas            $0                $0
(since February 2002),     exploration and production company); Vice President,
Age 53.                    Secretary and Treasurer of Wold Trona Company, Inc.
                           (soda ash processing and production); Vice President
                           of Wold Talc Company, Inc. (talc mining); Managing
                           Member, Hole-in-the-Wall Ranch (cattle ranching);
                           formerly Director and Chairman of the Board, Denver
                           Branch of the Federal Reserve Bank of Kansas City
                           (1993-1999) and Director of PacifiCorp. (1995 -
                           1999), an electric utility. Trustee/manager of three
                           investment companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------

Interested Trustee

-------------------------- ------------------------------------------------------ ----------------- ------------------
Name, Address,4 Age,       Principal Occupation(s) During Past 5 Years / Other    Dollar Range of   Aggregate Dollar
Position(s) Held with      Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in    Range of Shares
Fund and Length of Time    in Fund Complex Overseen by Trustee                        the Fund       Owned in any of
Served5                                                                                              the Oppenheimer
                                                                                                    Funds6
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Eustis Walcott, Trustee    Principal with Ardsley Associates (since August               $0                $0
since February 2002, Age   2000) (consulting firm); formerly Senior Vice
64.                        President, MassMutual Financial Group (May 1990 -
                           July 2000). Trustee/manager of three investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------

Interested Trustee and Officer

-------------------------- ------------------------------------------------------ ----------------- ------------------
Name, Address,7 Age,       Principal Occupation(s) During Past 5 Years / Other    Dollar Range of   Aggregate Dollar
                                                                                                     Range of Shares
Position(s) Held with                                                                                Owned in any of
Fund and Length of Time    Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in    the Oppenheimer
Served8                    in Fund Complex Overseen by Trustee                        the Fund      Funds9
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
                           Chairman, Chief Executive Officer and director                $0             $50,001 -
John V. Murphy,            (since June 30, 2001) and President (since September
President and Trustee      2000) of the Manager; President and a trustee of
and Chairman of the Board  other Oppenheimer funds; President and a director
Trustee since February     (since July 2001) of Oppenheimer Acquisition Corp.,
2002                       the Manager's parent holding company, and of
Age: 52                    Oppenheimer Partnership Holdings, Inc. (since July
                           2001), a holding company subsidiary of the Manager;
                           Chairman and a director (since July 2001) of
                           Shareholder Services, Inc. and of Shareholder
                           Financial Services, Inc., transfer agent
                           subsidiaries of the Manager; President (since
                           November 1, 2001) and a director (since July 2001)
                           of Oppenheimer Real Asset Management, Inc., an
                           investment advisor subsidiary of the Manager;
                           President and a director (since July 2001) of
                           OppenheimerFunds Legacy Program, a charitable trust
                           program established by the Manager; a director
                           (since November 2001) of Trinity Investment
                           Management Corp. and Tremont Advisers, Inc.,
                           investment advisory affiliates of the Manager, and
                           of OAM Institutional, Inc. (since November 2001), an
                           investment advisory subsidiary of the Manager, and
                           of HarbourView Asset Management Corporation and OFI
                           Private Investments, Inc. (since July 2001),
                           investment advisor subsidiaries of the Manager;
                           formerly President and trustee (from November 1999                           $100,000
                           to November 2001) of MML Series Investment Fund and
                           MassMutual Institutional Funds, open-end investment
                           companies; Chief Operating Officer (from September
                           2000 to July 2001) of the Manager; Executive Vice
                           President of Massachusetts Mutual Life Insurance
                           Company (from February 1997 to August 2000); a
                           director (from 1999 to 2000) of C.M. Life Insurance
                           Company; President, Chief Executive Officer and a
                           director (from 1999 to 2000) of MML Bay State Life
                           Insurance Company; Executive Vice President,
                           director and Chief Operating Officer (from 1995 to
                           1997) of David L. Babson & Company, Inc., an
                           investment advisor; Senior Vice President and
                           director (from 1995 to 1997) of Potomac Babson Inc.,
                           an investment advisor subsidiary of David L. Babson
                           & Company, Inc.; Senior Vice President (from 1995 to
                           1997) and director (from 1995 to 1999) of DBL
                           Acquisition Corporation, a holding company for
                           investment advisers; a director (from 1989 to 1998)
                           of Emerald Isle Bancorp and Hibernia Savings Bank,
                           wholly-owned subsidiary of Emerald Isle Bancorp; and
                           Chief Operating Officer (from 1993 to 1996) of
                           Concert Capital Management, Inc., an investment
                           advisor. Director/trustee/manager of 62 investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------

Officers of the Fund

----------------------------------------------- ----------------------------------------------------------------------
Name, Address,10 Age, Position(s) Held with     Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served11
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Brian W. Wixted, Treasurer, Principal           Senior Vice President and Treasurer (since March 1999) of the
Financial and Accounting Officer since          Manager; Treasurer (since March 1999) of HarbourView Asset
February 2002                                   Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 42                                         Asset Management Corporation, Shareholder Financial Services, Inc.
                                                and Oppenheimer Partnership Holdings, Inc., of OFI Private
                                                Investments, Inc. (since March 2000) and of OppenheimerFunds
                                                International Ltd. and Oppenheimer Millennium Funds plc (since May
                                                2000); Treasurer and Chief Financial Officer (since May 2000) of
                                                Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of
                                                Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust
                                                Company - Mutual Fund Services Division (March 1995 - March 1999);
                                                Vice President and Chief Financial Officer of CS First Boston
                                                Investment Management Corp. (September 1991 - March 1995).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Robert G. Zack, Secretary                       Senior Vice President (since May 1985) and Acting General Counsel
since February 2002                             (since November 2001) of the Manager; Assistant Secretary of
Age: 53                                         Shareholder Services, Inc. (since May 1985), Shareholder Financial
                                                Services, Inc. (since November 1989); OppenheimerFunds International
                                                Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Dina C. Lee, Assistant Secretary                Assistant Vice President and Assistant Counsel of the Manager (since since February 2002
                                                December 2000); Formerly an attorney and Assistant Secretary of Van
Age: 31                                         Eck Global (until December 2000).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary          Vice President and Senior Counsel of the Manager (since July 1999);
since February 2002                             an officer of other Oppenheimer funds; formerly a Vice President and
Age: 43                                         Associate Counsel of the Manager (June 1990 - July 1999).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary           Vice President and Assistant Counsel of the Manager (since June
since February 2002                             1998); an officer of other Oppenheimer funds; formerly an Assistant
Age: 36                                         Vice President and Assistant Counsel of the Manager (August 1997 -
                                                June 1998); and Assistant Counsel of the Manager (August 1994-August
                                                1997).
----------------------------------------------- ----------------------------------------------------------------------
         |X| Remuneration of Trustees. The officers of the Fund and one Trustee of the Fund (Mr. Murphy) who are
affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees are paid an annual retainer of $________ for serving as a Trustee or Manager of all Board IV funds, and per meeting fees of $500.
As of the date of this Statement of Additional Information the Fund has paid no compensation to the Trustees because the Fund is a new fund with no prior operations.

                  The  Trustees  serve on the Board for terms of  indefinite  duration.  A  Trustee's  position  in that capacity will terminate if the Trustee is removed,  resigns or is subject to various  disabling events such as death or  incapacity.  A Trustee may resign upon 90 days' prior written  notice to the other  Trustees,  and may be removed  either by vote of two-thirds  of the Trustees not subject to the removal vote or vote of the  shareholders holding  not less  than  two-thirds  of the total  number of votes  eligible  to be cast by all  shareholders.  The
Trustees will render  assistance to  shareholders on the question of the removal of Trustees in the manner required by Section  16(c) of the  Investment  Company  Act. In the event of any vacancy in the  position of a Trustee,  the remaining  Trustees may appoint an individual to serve as a Trustee,  so long as immediately after such appointment at least  two-thirds  of the Trustees then serving  would have been elected by the  shareholders.  The Trustees may call a meeting of  shareholders  to fill any vacancy in the  position  of a Trustee,  and must do so within 60 days after any date on which  Trustees  who were  elected by the  shareholders  cease to  constitute  a majority  of the
Trustees then  serving.  If no Trustee  remains to manage the business of the Fund,  OFI  Institutional  may manage and  control  the Fund,  but must  convene a  meeting  of  shareholders  within 60 days for the  purpose  of either electing new Trustees or dissolving the Fund.

                                           INVESTMENT ADVISORY SERVICES
THE INVESTMENT ADVISER

                  OFI Institutional Asset Management,  Inc. ("OFI  Institutional")  serves as the Fund's investment adviser,  subject  to the  ultimate  supervision  of and  subject to any  policies  established  by the Board.  OFI
Institutional Asset Management,  Inc. is a wholly-owned  subsidiary of  OppenheimerFunds,  Inc., which is a in turn is a wholly-owned  subsidiary of Oppenheimer  Acquisition  Corporation,  which in turn is a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual").

                  Pursuant to the terms of an investment  advisory  agreement entered into between the Fund and OFI
Institutional  dated as of _________,  2002 (the  "Advisory  Agreement"),  OFI  Institutional  is  responsible  for developing,  implementing  and  supervising  the  Fund's  investment  program  and in  connection  therewith  shall regularly provide  investment advice and  recommendations  to the Fund with respect to its investments,  investment policies  and  purchases  and sales of  securities  for the Fund and  arranging  for the  purchase and sale of such securities.

                  OFI  Institutional  is authorized,  subject to the approval of the Board and Trustees,  to retain one of its  affiliates to provide any or all of the  investment  advisory  services  required to be provided to the
Fund or to assist OFI  Institutional  in providing  these services,  subject to the requirement  that OFI supervise the rendering of any such services to the Fund by its affiliates.

                  As  compensation  for services  required to be provided by OFI  Institutional  under the Advisory
Agreement,  the Fund will pay OFI  Institutional a monthly fee (the  "Management  Fee") computed at the annual rate of 1.50% of the  aggregate  value of  outstanding  shares  determined  as of the last day of the month  (before any repurchases of shares, as defined below).

                  The  Advisory  Agreement  was  approved by the Board  (including  a majority  of the  Independent
Trustees),  at a meeting  held in person on  ____________,  2002,  and was  approved  on  ___________,  2002 by OFI
Institutional,  the then sole  shareholder  of the Fund.  It has an initial  term of two years from the date of its execution,  and may be continued in effect from year to year  thereafter if such  continuance is approved  annually by the Board or by vote of a majority of the  outstanding  voting  securities of the Fund;  provided that in either event the  continuance  is also  approved  by a majority  of the  Independent  Trustees by vote cast in person at a meeting called for the purpose of voting on such approval.  The Advisory  Agreement is terminable  without penalty, on 60 days' prior written notice:  by the Board; by vote of a majority of the outstanding  voting securities of the
Fund; or by OFI  Institutional.  The Advisory  Agreement also provides that it will terminate  automatically in the event of its "assignment," as defined by the Investment Company Act and the rules thereunder.

                  The Advisory  Agreement  provides that in the absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the
Advisory  Agreement,  OFI  Institutional is not liable for any loss the Fund sustains for any investment,  adoption of any investment  policy, or the purchase,  sale or retention of any security.  In addition,  it provides that OFI
Institutional  may  act as  investment  adviser  for  any  other  person,  firm or  corporation  and  use the  name
"Oppenheimer"  in  connection  with  other  investment  companies  for which it may act as  investment  adviser  or general  distributor.  If  OFI  Institutional  shall  no  longer  act  as  investment  adviser  of  the  Fund,  OFI
Institutional may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

                  OFI  Institutional or its designee maintains the Fund's accounts, books and other documents required to be maintained under the Investment Company Act at OppenheimerFunds, Inc., 498 Seventh Avenue, New
York, New York  10018.

THE INVESTMENT MANAGER

                  As authorized by the Advisory  Agreement,  Tremont Partners,  Inc.  ("Tremont"),  an affiliate of
OFI Institutional,  has been assigned  responsibility for providing  day-to-day  investment  management services to the Fund,  subject to the supervision of OFI Institutional.  Tremont is primarily  responsible for the selection of
Portfolio  Managers and the allocation of the assets of the Fund for investment  among the Portfolio  Managers.  In addition,  Tremont is  responsible  for  investing  the cash portion of the Fund's assets not invested in Portfolio
Funds  or  through  Portfolio  Accounts.  Tremont  is  a  majority  owned  subsidiary  of  Oppenheimer  Acquisition
Corporation, which in turn is a wholly owned subsidiary of MassMutual.

                  Tremont provides  services to the Fund pursuant to the terms of a sub-advisory  agreement entered into  between OFI  Institutional  and Tremont  dated as of November  20, 2001 (the  "Sub-Advisory  Agreement").  In
consideration of the services  provided by Tremont,  OFI  Institutional  pays a monthly fee to Tremont equal to 50%
of the amount of the Management Fee earned by OFI Institutional pursuant to the Advisory Agreement.

                  The  Sub-Advisory  Agreement was approved by the Board  (including a majority of the  Independent
Managers),  at a  meeting  held  in  person  on  ____________,  2002,  and was  approved  on  ___________,  2002 by
Institutional,  the then sole  shareholder  of the Fund.  It has an initial  term of two years from the date of its execution,  and may be continued in effect from year to year  thereafter if such  continuance is approved  annually by the Board or by vote of a majority of the  outstanding  voting  securities of the Fund;  provided that in either event the  continuance  is also  approved  by a majority  of the  Independent  Trustees by vote cast in person at a meeting  called for the purpose of voting on such  approval.  The  Sub-Advisory  Agreement  is  terminable  without penalty,  on 60 days'  prior  written  notice:  by the  Board;  by vote of a  majority  of the  outstanding  voting securities of the Fund; by OFI  Institutional;  or by Tremont.  The  Sub-Advisory  Agreement  also provides that it will terminate  automatically in the event of its  "assignment,"  as defined by the Investment  Company Act and the rules thereunder.

                  The  Sub-Advisory  Agreement  provides  that in the  absence of willful  misfeasance,  bad faith, gross  negligence in the  performance of its duties or reckless  disregard of its  obligations and duties under the
Advisory  Agreement,  Tremont is not liable to the Fund or to Institutional  for any loss the Fund sustains for any investment,  adoption of any investment  policy, or the purchase,  sale or retention of any security.  In addition, it provides that Tremont may act as investment  adviser for any other person,  firm or corporation and use the name
"Tremont" in connection  with other  investment  companies for which it may act as investment  adviser.  If Tremont shall no longer act as investment  manager of the Fund,  Tremont may withdraw the right of the Fund to use the name
"Tremont" as part of its name.

FUND EXPENSES

                  The Fund will bear all costs and  expenses  incurred in its business  and  operations  other than those  specifically  required  to be borne by OFI  Institutional  pursuant  to the  Advisory  Agreement.  Costs and expenses borne by the Fund include, but are not limited to, the following:
o        all costs and expenses  directly related to investment  transactions and positions for the Fund's account, including,  but not limited to,  brokerage  commissions,  research  fees,  interest  and commitment  fees on loans and debit  balances,  borrowing  charges  on  securities  sold short,  dividends on  securities  sold but not yet  purchased,  custodial  fees,  margin fees,  transfer  taxes and premiums,  taxes  withheld on foreign  dividends and indirect expenses from investments in Portfolio Funds;
o        all costs and expenses  associated  with the operation and  registration  of the Fund,  offering costs and the costs of compliance with, any applicable Federal and state laws;
o        all costs and  expenses  associated  with the  organization  and  operation of separate  investment  funds managed by Portfolio Managers retained by the Fund;
o        the costs and  expenses of holding  meetings  of the Board and any  meetings  of  shareholders,  including costs associated with the preparation and dissemination of proxy materials;
o        the fees  and  disbursements  of Fund  counsel,  legal  counsel  to the  Independent  Trustees,  Managers, independent  accountants for the Fund and other  consultants and  professionals  engaged on behalf of the Fund;
o        the Management Fee;
o        the fees payable to custodians and other persons providing administrative services to the Fund;
o        the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund or the Board;
o        all costs and  expenses  of  preparing,  setting in type,  printing  and  distributing  reports  and other communications to shareholders; and
o        such other types of expenses as may be approved from time to time by the Board of Trustees.

                  The Portfolio Funds will bear all expenses  incurred in connection with their  operations.  These expenses are similar to those  incurred by the Fund.  The  Portfolio  Managers  generally  will charge  asset-based fees to and receive  performance-based  allocations  from the Portfolio  Funds,  which  effectively will reduce the investment  returns of the Portfolio  Funds and the amount of any  distributions  from the  Portfolio  Funds to the
Fund.  These expenses, fees and allocations will be in addition to those incurred by the Fund itself.

CODES OF ETHICS

                  The Fund,  OFI  Institutional,  Tremont and  OppenheimerFunds  Distributor,  Inc.  ("OFDI"),  the
Fund's  distributor,  have each  adopted  codes of ethics.  The codes are  designed to detect and prevent  improper personal  trading by their personnel,  including  investment  personnel,  that might compete with or otherwise take advantage  of the Fund's  portfolio  transactions.  Covered  persons  include the  Trustees  and the  officers  and directors  of OFI  Institutional  and  Tremont,  as well as  employees  of OFI  Institutional  and  Tremont  having knowledge of the  investments  and investment  intentions of the Fund.  The codes of ethics permit persons  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the codes of ethics is carefully monitored and enforced.

                  The codes of ethics are  included  as exhibits to the Fund's  registration  statement  filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's  Public  Reference  Room in
Washington,  D.C.  Information on the operation of the Public  Reference Room may be obtained by calling the SEC at
1-202-942-8090.  The  codes  of  ethics  are  available  on the  EDGAR  database  on the  SEC's  Internet  site  at
http://www.sec.gov,  and also may be  obtained,  after  paying a  duplicating  fee,  by  electronic  request at the following E-mail address:  publicinfo@sec.gov,  or by writing the SEC's Public Reference Section,  Washington, D.C.
20549-0102.

                                               CONFLICTS OF INTEREST
OFI INSTITUTIONAL

                  OFI Institutional and its affiliates manage the assets of registered  investment  companies other than the Fund and  provide  investment  advisory  services  to other  accounts.  The Fund has no  interest in these activities.  OFI Institutional  and its officers or employees who assist in providing  services to the Fund will be engaged  in  substantial  activities  other  than on  behalf  of the Fund and may have  conflicts  of  interest  in allocating  their time and  activity  between  the Fund and other  registered  investment  companies  and  accounts managed by OFI  Institutional.  OFI  Institutional and its officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

TREMONT

                  Tremont also provides  investment  advisory and other services,  directly and through affiliates, to various  entities  and  accounts  other than the Fund  ("Tremont  Accounts").  The Fund has no interest in these activities.  Tremont and the investment  professionals who, on behalf of Tremont,  will provide investment advisory services  to the Fund will be  engaged  in  substantial  activities  other  than on  behalf  of the Fund,  may have differing  economic  interests in respect of such  activities,  and may have  conflicts  of interest in  allocating their time and activity  between the Fund and the Tremont  Accounts.  Such persons will devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

PARTICIPATION IN INVESTMENT OPPORTUNITIES

                  Tremont  expects to employ an investment  program for the Fund that is  substantially  similar to the investment  program employed by it for certain Tremont  Accounts,  including a private  investment  partnership that has an  investment  program that is  substantially  the same as the Fund's  investment  program.  As a general matter,  Tremont will consider  participation  by the Fund in all  appropriate  investment  opportunities  that are under  consideration for those other Tremont Accounts.  There may be  circumstances,  however,  under which Tremont will cause one or more Tremont Accounts to commit a larger  percentage of their respective  assets to an investment opportunity  than to which  Tremont  will commit the Fund's  assets.  There also may be  circumstances  under which
Tremont will  consider  participation  by Tremont  Accounts in investment  opportunities  in which Tremont does not intend to invest on behalf of the Fund, or vice versa.

                  Tremont will  evaluate  for the Fund and for each  Tremont  Account a variety of factors that may be relevant in determining  whether a particular  investment  opportunity  or strategy is appropriate  and feasible for the Fund or a Tremont  Account at a particular  time,  including,  but not limited to, the  following:  (1) the nature of the investment  opportunity  taken in the context of the other investments at the time; (2) the liquidity of the  investment  relative  to the  needs of the  particular  entity  or  account;  (3) the  availability  of the opportunity  (i.e., size of obtainable  position);  (4) the transaction  costs involved;  and (5) the investment or regulatory  limitations  applicable to the particular entity or account.  Because these  considerations  may differ for the Fund and the Tremont  Accounts in the context of any  particular  investment  opportunity,  the  investment activities of the Fund and the Tremont  Accounts may differ from time to time.  In addition,  the fees and expenses of the Fund will differ from those of the Tremont  Accounts.  Accordingly,  the future  performance of the Fund and the Tremont Accounts will vary.

                  When  Tremont  determines  that it would  be  appropriate  for the  Fund and one or more  Tremont
Accounts to  participate in an investment  transaction  in the same Portfolio Fund or other  investment at the same time,  it will  attempt to  aggregate,  place and allocate  orders on a basis that Tremont  believes to be fair and equitable,  consistent with its  responsibilities  under  applicable law.  Decisions in this regard are necessarily subjective  and  there is no  requirement  that the Fund  participate,  or  participate  to the same  extent as the
Tremont  Accounts,  in all  investments  or  trades.  However,  no  participating  entity or account  will  receive preferential  treatment  over any other and  Tremont  will take  steps to ensure  that no  participating  entity or account  will  be  systematically  disadvantaged  by the  aggregation,  placement  and  allocation  of  orders  and investments.

                  Situations may occur,  however,  where the Fund could be disadvantaged  because of the investment activities  conducted by Tremont for the Tremont  Accounts.  Such  situations  may be based on, among other things, the following:  (1) legal restrictions or other limitations  (including  limitations  imposed by Portfolio Managers with respect to Portfolio  Funds) on the combined size of positions  that may be taken for the Fund and the Tremont
Accounts,  thereby limiting the size of the Fund's position or the availability of the investment opportunity;  (2)
the difficulty of  liquidating  an investment for the Fund and the Tremont  Accounts where the market cannot absorb the sale of the combined  positions;  and (3) the determination  that a particular  investment is warranted only if hedged  with an  option  or  other  instrument  and  there  is a  limited  availability  of such  options  or other instruments.  In  particular,  the Fund may be legally  restricted  from  entering into a "joint  transaction"  (as defined in the  Investment  Company  Act) with the Tremont  Accounts  with respect to the  securities  of an issuer without first obtaining exemptive relief from the SEC.  See "Other Matters" below.

                  Directors,  officers,  employees and  affiliates of Tremont may buy and sell  securities or other investments  for their own  accounts  and may have  actual or  potential  conflicts  of  interest  with  respect to investments  made  on  behalf  of the  Fund.  As a  result  of  differing  trading  and  investment  strategies  or constraints,  positions may be taken by directors,  officers,  employees and  affiliates of Tremont,  or by Tremont for the Tremont  Accounts,  that are the same,  different or made at a different time than positions  taken for the
Fund.

OTHER MATTERS

                  Except in accordance  with applicable law, OFI  Institutional,  Tremont and their  affiliates are not  permitted to buy  securities  or other  property  from,  or sell  securities  or other  property to, the Fund.
However,  subject to certain  conditions imposed by applicable rules under the Investment Company Act, the Fund may effect certain  principal  transactions in securities  with one or more accounts  managed by OFI  Institutional  or
Tremont,  except  for  accounts  as to which OFI  Institutional,  Tremont  or any of their  affiliates  serves as a general  partner or as to which they may be deemed to be an affiliated  person (or an  affiliated  person of such a person),  other than an affiliation that results solely from OFI Institutional,  Tremont or one of their affiliates serving as an investment adviser to the account.  These  transactions would be made in circumstances  where Tremont has determined it would be appropriate  for the Fund to purchase (or sell),  and Tremont or OFI  Institutional  has determined it would be appropriate  for another  account to sell (or purchase),  the same security or instrument on the same day.

                  Future investment  activities of OFI  Institutional,  Tremont and their affiliates,  and of their respective directors, officers or employees, may give rise to additional conflicts of interest.

                                                    TAX ASPECTS

                  This  summary of certain  aspects of the Federal  income tax  treatment of the Fund is based upon the  Internal  Revenue  Code of 1986,  as amended (the  "Code"),  judicial  decisions,  Treasury  Regulations  (the
"Regulations")  and rulings in  existence  on the date  hereof,  all of which are subject to change.  This  summary does not  discuss  the  impact of  various  proposals  to amend the Code  which  could  change  certain  of the tax consequences  of an investment  in the Fund.  This summary also does not discuss all of the tax  consequences  that may be relevant to a particular  investor or to certain  investors  subject to special  treatment under the Federal income tax laws, such as insurance companies.

                  EACH  PROSPECTIVE  SHAREHOLDER  SHOULD  CONSULT  WITH  ITS OWN TAX  ADVISER  IN  ORDER  FULLY  TO
UNDERSTAND THE FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

                  In  addition  to the  particular  matters  set forth in this  section,  tax-exempt  organizations should review  carefully  those  sections of the  prospectus  and the SAI regarding  liquidity and other  financial matters to ascertain  whether the investment  objectives of the Fund are consistent  with their overall  investment plans.  Each prospective  tax-exempt  shareholder is urged to consult its own counsel  regarding the acquisition of shares.

Tax Treatment of Fund Operations
--------------------------------

         Qualification as a Regulated Investment Company.     As a regulated investment company, the Fund is not
         -------------------------------------------------
subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses and net short-term capital gain in excess of long-term capital loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). The Internal Revenue Code contains a number of complex tests relating to qualification that the
Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the
Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Excise Tax on Regulated Investment  Companies.  Under the Internal Revenue Code, by December 31 each year,
         ---------------------------------------------
the Fund must  distribute 98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains  realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently anticipated that the Fund will meet those  requirements.  To meet this  requirement,  in certain  circumstances the
Fund might be required to liquidate  portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the  excise  tax on the  undistributed  amounts.  That  would  reduce  the  amount of income or  capital  gains available for distribution to shareholders.

Tax Consequences to a Withdrawing Shareholder
----------------------------------------------

         If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In  general,  any gain or loss  arising  from the  redemption  of shares  of the Fund  will be  considered capital gain or loss,  if the shares were held as a capital  asset.  It will be  long-term  capital gain or loss if the shares were held for more than one year.  However,  any capital  loss  arising  from the  redemption  of shares held for six  months or less will be  treated as a  long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special  holding  period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the  deductibility  of capital  losses in any year.

Tax Treatment of Fund Investments
---------------------------------

                  In General.  The Fund expects to act as a trader or investor,  and not as a dealer,  with respect to its  securities  transactions.  A trader and an investor are persons who buy and sell  securities  for their own accounts.  A dealer,  on the other hand, is a person who purchases  securities for resale to customers  rather than for investment or speculation.

                  Generally,  the gains and losses  realized by a trader or an  investor on the sale of  securities are capital  gains and losses.  Thus,  subject to the  treatment  of certain  currency  exchange  gains as ordinary income  (see  "Currency  Fluctuations  - 'Section  988' Gains or Losses"  below)  and  certain  other  transactions described  below,  the Fund expects that its gains and losses from its  securities  transactions  typically will be capital gains and capital  losses.  These capital  gains and losses may be long-term or  short-term  depending,  in general,  upon the length of time the Fund maintains a particular  investment position and, in some cases, upon the nature of the  transaction.  Property held for more than one year generally will be eligible for long-term  capital gain or loss  treatment.  The  application of certain rules relating to Section 1256 Contracts  (defined below) may serve to alter the manner in which the Fund's holding  period for a security is determined or may otherwise  affect the  characterization  as  short-term  or long-term,  and also the timing of the  realization,  of certain gains or losses.  Moreover,  the  straddle  rules and short sale rules may require  the  capitalization  of certain  related expenses of the Fund.12

                  The maximum ordinary income tax rate for individuals is 38.6%13 and,  in  general,   the  maximum
individual income tax rate for long-term capital gains is 20%14 (unless  the   taxpayer   elects  to  be  taxed  at
ordinary rates - see  "Limitation on  Deductibility  of Interest and Short Sale Expenses"  below),  although in all cases the actual rates may be higher due to the phase out of certain tax  deductions,  exemptions and credits.  The excess of capital  losses over capital gains may be offset against the ordinary  income of an individual  taxpayer, subject to an annual  deduction  limitation of $3,000.  For  corporate  taxpayers,  the maximum  income tax rate is
35%.  Capital losses of a corporate  taxpayer may be offset only against  capital gains,  but unused capital losses may be carried back three years (subject to certain limitations) and carried forward five years.

                  The Fund may realize  ordinary  income from  dividends  and  accruals of interest on  securities.
The Fund may hold debt  obligations  with  "original  issue  discount." In such case, the Fund would be required to include  amounts  in  taxable  income on a  current  basis  even  though  receipt  of such  amounts  may occur in a subsequent  year. The Fund may also acquire debt  obligations  with "market  discount." Upon disposition of such an obligation,  the Fund  generally  would be required to treat gain realized as interest  income to the extent of the market  discount  which accrued  during the period the debt  obligation  was held by the Fund. The Fund may realize ordinary  income or loss with respect to its  investments in  partnerships  engaged in a trade or business.  Income or  loss  from  transactions  involving  certain  derivative  instruments,  such as swap  transactions,  will  also generally  constitute  ordinary  income or loss. In addition,  amounts,  if any,  payable by the Fund in connection with equity  swaps,  interest  rate swaps,  caps,  floors and collars  likely  would be  considered  "miscellaneous itemized  deductions"  which,  for a noncorporate  Member,  may be subject to restrictions on their  deductibility.
See  "Deductibility  of  Fund  Investment   Expenditures  by  Noncorporate   Shareholders"  below.  Moreover,  gain
recognized from certain "conversion transactions" will be treated as ordinary income.15

                  Currency  Fluctuations - "Section 988" Gains or Losses.  To the extent that its  investments  are made in  securities  denominated  in a foreign  currency,  gain or loss  realized  by the Fund  frequently  will be affected  by the  fluctuation  in the  value of such  foreign  currencies  relative  to the  value  of the  dollar.
Generally,  gains or losses with  respect to the Fund's  investments  in common  stock of foreign  issuers  will be taxed as capital gains or losses at the time of the  disposition of such stock.  However,  under Section 988 of the
Code,  gains and losses of the Fund on the acquisition and disposition of foreign  currency (e.g.,  the purchase of foreign  currency  and  subsequent  use of the  currency to acquire  stock)  will be treated as ordinary  income or loss.  Moreover,  under Section 988,  gains or losses on disposition  of debt  securities  denominated in a foreign currency  to the extent  attributable  to  fluctuation  in the value of the  foreign  currency  between the date of acquisition  of the debt  security  and the  date of  disposition  will be  treated  as  ordinary  income  or loss.
Similarly,  gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Fund accrues interest or other  receivables or accrues expenses or other  liabilities  denominated in a foreign currency and the time the Fund  actually  collects  such  receivables  or pays such  liabilities  may be treated as ordinary income or ordinary loss.

                  As indicated above, the Fund may acquire foreign currency forward  contracts,  enter into foreign currency  futures  contracts and acquire put and call options on foreign  currencies.  Generally,  foreign currency regulated  futures  contracts  and option  contracts  that qualify as "Section 1256  Contracts"  (see "Section 1256
Contracts"  below),  will not be subject to ordinary  income or loss treatment under Section 988.  However,  if the
Fund acquires currency futures  contracts or option contracts that are not Section 1256 Contracts,  or any currency forward  contracts,  any gain or loss  realized  by the Fund with  respect to such  instruments  will be  ordinary, unless (i) the  contract  is a capital  asset in the hands of the Fund and is not a part of a straddle  transaction and (ii) an election is made (by the close of the day the  transaction  is entered  into) to treat the gain or loss attributable to such contract as capital gain or loss.

                  Section 1256  Contracts.  In the case of Section 1256  Contracts,  the Code  generally  applies a
"mark to market"  system of taxing  unrealized  gains and  losses on such  contracts  and  otherwise  provides  for special rules of taxation.  A Section 1256 Contract includes certain regulated futures  contracts,  certain foreign currency forward contracts,  and certain options contracts.  Under these rules,  Section 1256 Contracts held by the
Fund at the end of each taxable  year of the Fund are treated for Federal  income tax purposes as if they were sold by the Fund for their fair market value on the last  business day of such taxable  year.  The net gain or loss,  if any,  resulting  from such deemed sales (known as "marking to market"),  together  with any gain or loss  resulting from actual  sales of Section  1256  Contracts,  must be taken into  account by the Fund in  computing  its taxable income for such  year.  If a Section  1256  Contract  held by the Fund at the end of a taxable  year is sold in the following  year,  the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the "mark to market" rules.

                  Capital  gains and losses  from such  Section  1256  Contracts  generally  are  characterized  as short-term  capital  gains or losses to the extent of 40% thereof and as long-term  capital  gains or losses to the extent of 60%  thereof.  Such gains and losses will be taxed under the general  rules  described  above.  Gains and losses from certain foreign  currency  transactions  will be treated as ordinary income and losses.  (See "Currency
Fluctuations  - 'Section  988' Gains or Losses.") If an individual  taxpayer  incurs a net capital loss for a year, the portion  thereof,  if any,  which  consists of a net loss on Section 1256 Contracts may, at the election of the taxpayer,  be carried  back three years.  Losses so carried  back may be deducted  only against net capital gain to the extent that such gain includes gains on Section 1256 Contracts.

                                               ERISA CONSIDERATIONS

                  Persons  who are  fiduciaries  with  respect to an  employee  benefit  plan or other  arrangement subject to the  Employee  Retirement  Income  Security  Act of 1974,  as  amended  (an  "ERISA  Plan" and  "ERISA,"
respectively),  and  persons who are  fiduciaries  with  respect to an IRA or Keogh  Plan,  which is not subject to
ERISA but is subject to the  prohibited  transaction  rules of Section 4975 of the Code (together with ERISA Plans,
"Benefit Plans") should consider,  among other things,  the matters described below before  determining  whether to invest in the Fund.

                  ERISA imposes certain general and specific  responsibilities  on persons who are fiduciaries with respect  to an ERISA  Plan,  including  prudence,  diversification,  an  obligation  not to engage in a  prohibited transaction  and other  standards.  In  determining  whether a particular  investment is  appropriate  for an ERISA
Plan,  Department  of Labor  ("DOL")  regulations  provide that a fiduciary of an ERISA Plan must give  appropriate consideration  to, among other things,  the role that the investment  plays in the ERISA Plan's  portfolio,  taking into  consideration  whether  the  investment  is designed  reasonably  to further the ERISA  Plan's  purposes,  an examination  of the risk and return  factors,  the  portfolio's  composition  with regard to  diversification,  the liquidity  and  current  return of the total  portfolio  relative to the  anticipated  cash flow needs of the ERISA
Plan,  the income tax  consequences  of the investment  (see "Tax  Aspects--Certain  Issues  Pertaining to Specific
Exempt  Organizations")  and the  projected  return of the total  portfolio  relative to the ERISA  Plan's  funding objectives.  Before investing the assets of an ERISA Plan in the Fund, a fiduciary  should  determine  whether such an investment is consistent  with its fiduciary  responsibilities  and the foregoing  regulations.  For example,  a fiduciary  should  consider  whether  an  investment  in the  Fund may be too  illiquid  or too  speculative  for a particular  ERISA  Plan,  and  whether  the  assets of the  ERISA  Plan  would be  sufficiently  diversified.  If a fiduciary  with  respect to any such ERISA Plan  breaches its or his  responsibilities  with regard to selecting an investment  or an  investment  course of action for such ERISA Plan,  the  fiduciary  itself or himself may be held liable for losses incurred by the ERISA Plan as a result of such breach.

                  Because the Fund is  registered as an investment  company under the  Investment  Company Act, the underlying  assets of the Fund should not be  considered  to be "plan  assets" of the ERISA Plans  investing in the
Fund for purposes of ERISA's (or the Code's)  fiduciary  responsibility  and prohibited  transaction  rules.  Thus,
OFI  Institutional  and Tremont will not be  fiduciaries  within the meaning of ERISA by reason of their  authority with respect to the Fund.

                  A Benefit Plan which  proposes to invest in the Fund will be required to  represent  that it, and any  fiduciaries  responsible  for such  Plan's  investments,  are aware of and  understand  the Fund's  investment objective,  policies and strategies,  that the decision to invest plan assets in the Fund was made with appropriate consideration  of relevant  investment  factors with regard to the Benefit Plan and is  consistent  with the duties and  responsibilities  imposed upon fiduciaries  with regard to their  investment  decisions under ERISA and/or the
Code.

                  Certain  prospective  Benefit  Plan  Members  may  currently  maintain   relationships  with  OFI
Institutional,  Tremont  or their  affiliates.  Each of such  persons  may be deemed to be a party in  interest  to and/or a fiduciary of any Benefit Plan to which it provides  investment  management,  investment  advisory or other services.  ERISA  prohibits (and the Code  penalizes) the use of ERISA and Benefit Plan assets for the benefit of a party in interest and also  prohibits (or  penalizes) an ERISA or Benefit Plan fiduciary from using its position to cause such Plan to make an  investment  from  which it or certain  third  parties  in which such  fiduciary  has an interest  would receive a fee or other  consideration.  ERISA and Benefit Plan Members  should consult with counsel to determine if  participation  in the Fund is a transaction  that is prohibited by ERISA or the Code.  Fiduciaries of ERISA or Benefit Plan  Members  will be required to  represent  that the decision to invest in the Fund was made by them as fiduciaries that are independent of such affiliated  persons,  that such fiduciaries are duly authorized to make such investment  decision and that they have not relied on any  individualized  advice or recommendation of such affiliated persons, as a primary basis for the decision to invest in the Fund.

                  The provisions of ERISA and the Code are subject to extensive and continuing  administrative  and judicial  interpretation  and  review.  The  discussion  of  ERISA  and the  Code  contained  in  this  SAI and the prospectus is general and may be affected by future  publication  of  regulations  and rulings.  Potential  Benefit
Plan Members  should  consult  their legal  advisers  regarding  the  consequences  under ERISA and the Code of the acquisition and ownership of shares.

                                                     BROKERAGE

                  Each  Portfolio  Manager  is  directly  responsible  for  placing  orders  for the  execution  of portfolio  transactions  for the  Portfolio  Fund or Portfolio  Account that it manages and for the  allocation  of brokerage.  Transactions  on U.S.  stock  exchanges  and on some  foreign  stock  exchanges  involve the payment of negotiated  brokerage  commissions.  On the great majority of foreign stock  exchanges,  commissions  are fixed. No stated  commission is generally  applicable to securities  traded in  over-the-counter  markets,  but the prices of those securities include undisclosed commissions or mark-ups.

                  In  selecting  brokers  and  dealers to execute  transactions  on behalf of a  Portfolio  Fund or
Portfolio  Account,  each  Portfolio  Manager will  generally  seek to obtain the best price and  execution for the transactions,  taking into account  factors such as price,  size of order,  difficulty of execution and operational facilities  of a brokerage  firm,  the scope and quality of  brokerage  services  provided,  and the firm's risk in positioning  a block of  securities.  Although it is  expected  that each  Portfolio  Manager  generally  will seek reasonably  competitive  commission  rates,  a Portfolio  Manager will not  necessarily  pay the lowest  commission available on each  transaction.  The Portfolio  Managers will  typically have no obligation to deal with any broker or group of brokers in executing  transactions in portfolio  securities.  Brokerage  practices adopted by Portfolio
Managers  with respect to Portfolio  Funds may vary and will be governed by each  Portfolio  Fund's  organizational documents.

                  Consistent  with the  principle  of seeking  best price and  execution,  a Portfolio  Manager may place orders for a Portfolio  Fund or Portfolio  Account  with brokers that provide the  Portfolio  Manager and its affiliates with  supplemental  research,  market and statistical  information,  including advice as to the value of securities,  the  advisability  of  investing  in,  purchasing  or  selling  securities,  and the  availability  of securities  or  purchasers  or sellers of  securities,  and  furnishing  analyses and reports  concerning  issuers, industries,  securities,  economic  factors and trends,  portfolio  strategy and the  performance of accounts.  The expenses of the  Portfolio  Managers are not  necessarily  reduced as a result of the receipt of this  supplemental information,  which may be useful to the Portfolio  Managers or their  affiliates in providing  services to clients other than the Portfolio Funds and the Portfolio  Accounts they manage.  In addition,  not all of the  supplemental information is necessarily used by a Portfolio  Manager in connection with the Portfolio Fund or Portfolio  Account it manages.  Conversely,  the  information  provided to a Portfolio  Manager by brokers and dealers  through  which other  clients of the Portfolio  Manager or its  affiliates  effect  securities  transactions  may be useful to the
Portfolio Manager in providing services to the Portfolio Fund or a Portfolio Account.

                  It is anticipated that Portfolio  Managers  (including each Portfolio  Manager retained to manage a Portfolio  Account) will generally follow  brokerage  placement  practices  similar to those described above. The brokerage  placement  practices  described  above  will  also be  followed  by  Tremont  to the  extent  it  places transactions for the Fund.  However,  certain  Portfolio  Managers (other than those managing  Portfolio  Accounts)
may have policies that permit the use of brokerage  commissions of a Portfolio Fund to obtain  products or services that are not research related and that may benefit the Portfolio Manager.

                                                VALUATION OF ASSETS
                  The Board of Trustees has  established  procedures  for the  valuation of the Fund's  securities.
In  general  those procedures are as follows:

                  Equity  securities,  puts,  calls and futures traded on a U.S.  securities  exchange or on NASDAQ are valued as follows:

                           (1) if last  sale  information  is  regularly  reported,  they  are  valued  at the last reported  sale  price on the  principal  exchange  on which  they are  traded  or on
                               NASDAQ, as applicable, on that day, or

                           (2) if last sale  information is not available on a valuation  date,  they are valued at the last  reported  sale  price  preceding  the  valuation  date if it is within the spread of the closing  "bid" and "asked"  prices on the  valuation  date or, if not, at the closing "bid" price on the valuation date.

                  Equity  securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:

                           (1) at the last sale price  available  to the pricing  service  approved by the Board of
                               Managers, or

                           (2) at the last sale price obtained by  OppenheimerFunds,  Inc.  ("OFI") from the report of the  principal  exchange  on which the  security  is  traded at its last  trading session on or immediately before the valuation date, or

                           (3) at the mean  between  the "bid"  and  "asked"  prices  obtained  from the  principal exchange  on which the  security is traded or, on the basis of  reasonable  inquiry, from two market makers in the security.

                  The  following  securities  are  valued  at  the  mean  between  the  "bid"  and  "asked"  prices determined  by a pricing  service  approved  by the Board of Managers or obtained by OFI from two active market makers in the security on the basis of reasonable inquiry:

                           (1) debt instruments that have a maturity of more than 397 days when issued,

                           (2) debt  instruments  that had a  maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days,

                           (3)  non-money  market  debt  instruments  that had a maturity  of 397 days or less when issued and which have a remaining maturity of 60 days or less, and
                           (4) puts, calls and futures that are not traded on an exchange or on NASDAQ.

                  Money  market debt  securities  that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less are valued at cost,  adjusted for amortization of premiums and accretion of discounts.

                  Securities (including restricted securities) not having  readily-available  market quotations are valued at fair value  determined under  procedures  established by the Board of Managers.  If OFI is unable to locate two market  makers  willing to give  quotes,  a security may be priced at the mean  between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked"  price is  available).  The Fund's  interests in  Portfolio  Funds will not have  readily  available  market  quotations  and will be valued at their "fair value," as  determined  under  procedures  established  by the Board of Managers.  As described in the  prospectus,  with respect to its  interests in Portfolio  Funds,  the Fund will normally rely on valuation  information  provided by Portfolio Managers as being the "fair value"
                  of such  investments.  The Board of Managers,  however,  will consider such information  provided by Portfolio  Managers,  as well as other  available  information,  and may possibly  conclude in unusual  circumstances  that the information  provided by a Portfolio  Manager does not represent the "fair value" of the Fund's interests in Portfolio Funds.

                  In the case of U.S.  government  securities,  mortgage-backed  securities,  corporate  bonds  and foreign government  securities,  when last sale information is not generally  available,  OFI may use pricing  services  approved by the Board of  Managers.  The pricing  service may use "matrix"
                  comparisons  to the  prices  for  comparable  instruments  on the basis of  quality,  yield,  and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  OFI will  monitor the  accuracy of the pricing  services.  That monitoring may include  comparing  prices used for portfolio  valuation to actual sales prices of selected securities.

                  The closing prices in the London foreign  exchange  market on a particular  business day that are provided by a bank,  dealer or pricing  service that OFI has  determined  to be reliable are used to value foreign  currency,  including forward foreign currency  contracts,  and to determine the
                  U.S. dollar value of securities that are denominated or quoted in foreign currency.

                                           ACCOUNTANTS AND LEGAL COUNSEL
                  Ernst & Young  LLP  serves  as the  independent  auditors  of the Fund.  Its  principal  business address is 787 Seventh Avenue, New York, NY  10019.

                  Schulte  Roth & Zabel LLP,  New York,  New York,  acts as Special Fund  Counsel.  Mayer,  Brown &
Platt, New York, New York, acts as Fund Counsel and Independent Manager Counsel.

                                                     CUSTODIAN
                  ___________________(the  "Custodian")  serves as the  custodian  of the  Fund's  assets,  and may maintain  custody  of the Fund's  assets  with  domestic  and  non-U.S.  subcustodians  (which may be banks,  trust companies,  securities  depositories and clearing agencies) approved by the Board.  Assets of the Fund are not held by OFI  Institutional  or  Tremont  or  commingled  with the assets of other  accounts  except to the  extent  that securities  are held in the name of a custodian in a securities  depository,  clearing  agency or omnibus  customer account of such custodian.  The Custodian's principal business address is ____________________________.

                                                  CONTROL PERSONS
                  OppenheimerFunds,  Inc.  ("OFI"),  the  immediate  parent  of  OFI  Institutional,  has  invested
$__________ in the Fund in order to provide the Fund's initial  capital,  and has been the sole  shareholder of the
Fund.  OFI and Tremont will invest an additional  $_____________  and $________,  respectively,  in the Fund at the closing of the initial  offering for investment  purposes.  Shares held by OFI and Tremont may constitute more than
25% of the Fund's shares when the Fund's  operations  commence upon the closing of the initial  offering of shares, depending on the aggregate  investments  made in the Fund by other  persons.  By virtue of their  ownership of more than 25% of the Fund's outstanding  shares,  OFI and MassMutual (which controls OFI and Tremont),  may be deemed to control the Fund and  (depending  on the value of shares then held by other  shareholders)  may be in a position to control the  outcome of voting on matters as to which  shareholders  are  entitled  to vote.  OFI is a  corporation organized under the laws of Colorado and maintains its principal  office at 498 Seventh Avenue,  New York, New York
10018.  MassMutual  is  a  mutual  life  insurance  company  organized  under  the  laws  of  the  Commonwealth  of
Massachusetts and maintains its principal office at 1295 State Street, Springfield, Massachusetts 01111.

                  As of the  commencement  of the  Fund's  operations,  OFI and  MassMutual  were the only  persons owning of record or beneficially 5% or more of the Fund's outstanding shares.

                                          SUMMARY OF DECLARATION OF TRUST
                  The  following is a summary  description  of  additional  items and of select  provisions  of the
Declaration  of Trust that are not described  elsewhere in this SAI or in the Fund's  prospectus.  The  description of such  items  and  provisions  is not  definitive  and  reference  should  be made  to the  complete  text of the
Declaration of Trust filed as an exhibit to the Fund's Registration Statement.

LIABILITY OF SHAREHOLDERS;  DUTY OF CARE

All persons  extending  credit to, doing business with,  contracting  with or having or asserting any claim against the  Fund or the  Trustees  shall  look  only to the  assets  of the  Fund  for  payment  under  any  such  credit, transaction,  contract or claim; and neither the shareholders  nor the Trustees,  nor any of their agents,  whether past,  present or future,  shall be personally  liable,  Notice of such  disclaimer and agreement  thereto shall be given in each agreement, obligation or instrument entered into or executed by Fund or the Trustees.

Under the Declaration of Trust,  there is expressly  disclaimed  shareholder and Trustee liability for the acts and obligations  of the Fund.  Nothing  in the  Declaration  of Trust  shall,  however,  protect a Trustee  or  officer against  any  liability  to which  such  Trustee  or  officer  would  otherwise  be  subject  by reason of  willful misfeasance,  bad faith,  gross  negligence  or  reckless  disregard  of the duties  involved in the conduct of the office of Trustee or of such officer hereunder.

                                         TERM, DISSOLUTION AND LIQUIDATION

The Fund will be dissolved:

o        upon the  affirmative  vote to dissolve  the Fund by both (i) the Board and (ii)  shareholders  holding at least two-thirds of the total number of votes eligible to be cast by all shareholders;

o        upon the  expiration  of any  two-year  period that  commences  on the date on which any  shareholder  has submitted a written  notice to the Fund  requesting  the  repurchase  of his shares,  in accordance  with  the  Declaration  of  Trust,  if the  Fund  has  not  repurchased  the shareholders shares;

o        at the election of OFI Institutional;

o        upon the failure of shareholders to elect successor  Trustees at a meeting called by OFI  Institutional no
                           Trustee remains to continue the business of the Fund; or

o        as required by operation of law.

                  Upon the  occurrence  of any  event of  dissolution,  the Board or OFI  Institutional,  acting as liquidator under appointment by the Board (or another  liquidator,  if the Board does not appoint OFI Institutional to act as  liquidator  or is unable to perform this  function),  is charged with winding up the affairs of the Fund and liquidating its assets.

                  Upon the  dissolution  of the Fund,  its assets are to be  distributed  (1) first to satisfy  the debts,  liabilities and obligations of the Fund, other than debts to shareholders,  including actual or anticipated liquidation  expenses,  and (2) then to satisfy  debts,  liabilities  and  obligations  owing to the  shareholders.
Assets  may be  distributed  in-kind  on a pro  rata  basis if the  Board  or  liquidator  determines  that  such a distribution would be in the interests of the shareholders in facilitating an orderly liquidation.

VOTING

                  Each  Member  has the right to cast a number of votes  equal to the  number of shares  owned at a meeting  of  shareholders  called by the Board or by  shareholders  holding  not less than  one-third  of the total number of votes  eligible to be cast.  Shareholders  will be  entitled to vote on any matter on which  shareholders of a registered  investment  company  organized as a business trust would  normally be entitled to vote,  including the  election of  Trustees,  approval  of the Fund's  investment  advisory  agreement,  and  approval of the Fund's auditors,  and on  certain  other  matters,  to the  extent  that the  Investment  Company  Act  requires a vote of shareholders  on any such  matters.  Except for the  exercise of their  voting  privileges,  shareholders  in their capacity as such are not entitled to participate in the management or control of the Fund's  business,  and may not act for or bind the Fund.

REPORTS TO SHAREHOLDERS

                  The Fund will furnish to shareholders  as soon as practicable  after the end of each taxable year such  information  as is  necessary  for  shareholders  to  complete  Federal and state  income tax or  information returns,  along with any other tax  information  required by law. The Fund will send to  shareholders a semi-annual and an  audited  annual  report  within 60 days after the close of the  period  for which it is being  made,  or as otherwise  required by the Investment  Company Act.  Quarterly  reports from OFI Institutional or Tremont regarding the Fund's operations during each fiscal quarter also will be sent to shareholders.

FISCAL YEAR

                 For accounting purposes, the Fund's fiscal year is the 12-month period ending on _______.  The first fiscal year of the Fund will commence on the date of the initial closing and will end on ___________.  For tax purposes, the Fund intends to adopt the 12-month period ending December 31 of each year as its taxable year.
However, in certain circumstances the Fund may be required to adopt a taxable year ending on another date.  A taxable year ending on such other date may therefore be required temporarily until the Fund has attracted additional investors with calendar years for tax purposes, at which time the Fund may be eligible to change its taxable year-end to December 31.

                                        FUND ADVERTISING AND SALES MATERIAL
                  Advertisements  and  sales  literature  relating  to the Fund and  reports  to  shareholders  may include  quotations  of  investment  performance.  In these  materials,  the Fund's  performance  will  normally be portrayed  as the net  return to an  investor  in the Fund  during  each  month or  quarter of the period for which
investment  performance  is  being  shown.   Cumulative  performance  and  year-to-date   performance  computed  by
aggregating  quarterly  or monthly  return  data may also be used.  Investment  returns  will be  reported on a net basis, after all fees and expenses.  Other methods may also be used to portray the Fund's investment performance.

                  The  Fund's  investment  performance  will  vary  from  time to time,  and past  results  are not necessarily representative of future results.

                  Comparative  performance  information,  as well as any published ratings,  rankings and analyses, reports and articles  discussing  the Fund,  may also be used to advertise or market the Fund,  including  data and materials  prepared by recognized  sources of such  information.  Such  information may include  comparisons of the
Fund's  investment  performance  to the  performance of recognized  market  indices and indices,  including but not limited to the  CSFB/Tremont  Hedge Fund Index, an index prepared in part by Tremont  Advisers,  Inc., an affiliate of OFI and Tremont.  Comparisons  may also be made to economic and  financial  trends and data that may be relevant for investors to consider in determining whether to invest in the Fund.

                                               FINANCIAL STATEMENTS

                  The following comprise the financial statements of the Fund:

o        Independent Auditors' Report.

o        Statement of Assets and Liabilities.

o        Notes to the Financial Statements.

--------------
1 The address of each Trustee is 6803 S. Tucson Way, Englewood, CO 80112-3924.
2 Each Trustee serves for an indefinite term, until his resignation, death or removal.
3 The inception date of the Tremont Market Neutral Fund LLC and Tremont Opportunity Fund LLC was January 2, 2002.
4 The address of Mr. Walcott is 6803 S. Tucson Way, Englewood, CO 80112-3924.
5 Each Trustee serves for an indefinite term, until his resignation, death or removal.
6 Includes shares owned by Mr. Walcott in other Oppenheimer Funds for which he serves as director or trustee.
7 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
8 Each Trustee serves for an indefinite term, until his resignation, death or removal.
9 Includes shares owned by Mr. Murphy in other Oppenheimer Funds for which he serves as director or trustee.
10 The address of each Officer is 498 Seventh Avenue, New York, NY 10018 except for Messrs. Farrar and Wixted and
Ms. Ives, whose address is 6803 S. Tucson Way, Englewood, CO 80112-3924.
11 Each Officer serves for an indefinite term, until his or her resignation, death or removal.
12  Generally, in the absence of Regulations requiring it, the Fund will not treat positions held through different investment Portfolio Accounts or Portfolio Funds as offsetting positions for purposes of the straddle rules.
13  Under recently enacted legislation, this rate is reduced in stages until calendar year 2006 when the maximum rate will be 35%.  However, this legislation contains a "sunset" provision that will result in the top rate being restored to 39.6% in 2011.
14  The maximum individual long-term capital gains tax rate is 18% for certain property purchased after
December 31, 2000 and held for more than five years.
15  Generally, a conversion transaction is one of several enumerated transactions where substantially all of the taxpayer's return is attributable to the time value of the net investment in the transaction.  The enumerated transactions are (i) the holding of any property (whether or not actively traded) and entering into a contract to sell such property (or substantially identical property) at a price determined in accordance with such contract, but only if such property was acquired and such contract was entered into on a substantially contemporaneous basis, (ii) certain straddles, (iii) generally any other transaction that is marketed or sold on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain or (iv) any other transaction specified in Regulations.

PART C

OFI TREMONT CORE STRATEGIES HEDGE FUND

OTHER INFORMATION
Item 24. Financial Statements and Exhibits

(1)      Financial Statements:
As Registrant currently has no assets, financial statements are omitted.  The registrant will be initially capitalized with $100,000 and will file a Balance Sheet and Report of Independent Auditors thereon by pre-effective amendment

(2)      Exhibits:

(a)      Declaration of Trust dated as of May 24, 2002: Filed herewith.

(b)      Not applicable.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)      Not applicable.

(g)      (i)      Investment Advisory Agreement - to be filed by pre-effective amendment.

         (ii)     Investment Sub-Advisory Agreement - to be filed by pre-effective amendment.

(h)      (i)      Distributor's Agreement - to be filed by pre-effective amendment.

         (ii)     Form of Selling Agreement between OppenheimerFunds Distributor, Inc. and selected dealers :
Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Tremont Market
Neutral Fund LLC  (Reg. No. 333-71716, 12/7/01) and incorporated herein by reference.

(i)      Not applicable.

(j)      Custody Agreement - to be filed by pre-effective amendment.

(k)      (i)      Escrow Agreement - to be filed by pre-effective amendment.

         (ii)     Form of  Administration Agreement between the Fund and OFI Institutional Asset Management, Inc.

--  to be filed by pre-effective amendment.

(l)      Opinion and Consent of  Mayer, Brown, Rowe & Maw -- to be filed by pre-effective amendment.

(m)      Not applicable.

(n)      Opinion and Consent of Independent Accountants - to be filed by pre-effective amendment.

(o)      Not applicable.

(p)      Investment Letter from OFI Institutional Investment Management, Inc. to  Registrant: - to be filed by pre-effective amendment.

(q)      Not applicable.

(r)      Code of Ethics of the Oppenheime/Tremont Funds dated as November 19, 2001 under Rule 17j-1 of the
Investment Company Act of 1940: Filed herewith.

Item 25. Marketing Arrangements

[Not applicable]

Item 26. Other Expenses of Issuance and Distribution

Registration fees $[     ]
Legal fees        [     ]
NASD fees         [     ]
Blue Sky fees     [     ]
Accounting fees   [     ]
Printing [     ]
Miscellaneous     [     ]
                  -------

         Total    $[     ]

Item 27. Persons Controlled by or Under Common Control with the Registrant

None.

Item 28. Number of Holders of Securities
As of August __, 2002, the number of record holders of each class of securities of the registrant, is shown below:

                  (1)                                           (2)

                  Title of Class                                Number of Recordholders
                  --------------                                -----------------------

                  Shares of beneficial interest

Item 29. Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 24 (1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of the Adviser

(a)      OFI Institutional Asset Management, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Part B hereof and listed in Item 30(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each executive officer and director of OFI Institutional Asset Management, Inc, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

                 -------------------------------------------------- -------------------------------------------------
                 Name and Current Position with OFI Institutional   Other Business and Connections
                 Asset Management, Inc.                             During the Past Two Years
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 Janette Aprilante,                                 Assistant Vice President of OppenheimerFunds,
                 Assistant Vice President                           Inc. (since December 2001); OppenheimerFunds,
                                                                    Inc. Legal Dept. Administrator (since ____).
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 O. Leonard Darling,                                Vice Chairman, Executive Vice
                 Chairman of the Board, Senior Managing Director    President and Chief Investment
                 & Director                                         Officer and Director of OppenheimerFunds, Inc.
                                                                    (since ___) ; Chairman of the Board and a
                                                                    director (since June 1999) and Senior Managing
                                                                    Director (since December 1998) of HarbourView
                                                                    Asset Management Corporation; a director (since
                                                                    March 2000) of OFI Private Investments, Inc.; a
                                                                    director of OAM Institutional, Inc. (since
                                                                    February 2001); Trustee (1993) of Awhtolia
                                                                    College - Greece; formerly Chief Executive
                                                                    Officer of HarbourView Asset Management
                                                                    Corporation (December 1998 - June 1999).
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 Jeremy H. Griffiths,                               Executive Vice President, Chief Financial
                 Executive Vice President                           Officer and Director of OppenheimerFunds, Inc.
                                                                    (since ____); Chief Financial Officer,
                                                                    Treasurer and director of Oppenheimer
                                                                    Acquisition Corp.; Executive Vice President of
                                                                    HarbourView Asset Management Corporation;
                                                                    President. Chief Executive Officer and director
                                                                    of Oppenheimer Trust Company; director of
                                                                    Trinity Investment Management Corp.,
                                                                    Secretary/Treasurer and director of
                                                                    OppenheimerFunds Legacy Program (charitable
                                                                    trust program); Executive Vice President of OFI
                                                                    Private Investments, Inc. and a Member and
                                                                    Fellow of the Institute of Chartered
                                                                    Accountants.
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 Merryl I. Hoffman,                                 Vice President & Senior Counsel of
                 Vice President and Senior Counsel                  OppenheimerFunds, Inc. (since July 1999);
                                                                    Secretary of Oppenheimer Trust Company.
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 John A. Huttlin,                                   Vice President of OppenheimerFunds, Inc. (since
                 Vice President & Director of the International     ____).
                 Division
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 William Jaume,                                     Vice President of OppenheimerFunds, Inc. (since
                 Senior Vice President and Chief Compliance         ____); Senior Vice President of (since April
                 Officer                                            2000) of HarbourView Asset Management
                                                                    Corporation; COO and CCO of OAM Institutional,
                                                                    Inc. (since February 2001).
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 Charles L. McKenzie,                               Senior Vice President of OppenheimerFunds,
                 Senior Vice President                              Inc., HarbourView Asset Management Corporation
                                                                    and OAM Institutional, Inc.

                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 John Murphy,                                       President, Chief Operating
                 Director                                           Officer and Director of OppenheimerFunds, Inc.
                                                                    (since _________); Executive Vice President of
                                                                    [Massachusetts Mutual Life Insurance Company,
                                                                    President of MassMutual Institutional Funds and
                                                                    the MML Series Funds (since 1997); a director
                                                                    of David L. Babson Acquisition Corp.]
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 David C. Schultz,                                  Senior Vice President of OppenheimerFunds, Inc.
                 Chief Executive Officer, President & Senior        (since _____); Chief Executive Officer,
                 Managing Director & Director                       President and director of HarbourView Asset
                                                                    Management Corporation and OAM Institutional,
                                                                    Inc.
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 Diederik Werdmolder,                               Senior Vice President of OppenheimerFunds, Inc.
                 Senior Vice President & Managing Director of the   (since ____); Vice President of
                 International Division                             OppenheimerFunds, Inc. (from ___ to ___).
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 Brian W. Wixted,                                   Treasurer (since March 1999) of
                 Senior Vice President and                          OppenheimerFunds,Inc., Harbour View Asset
                 Treasurer                                          Management Corporation, Shareholder Services,
                                                                    Inc., Oppenheimer Real Asset Management
                                                                    Corporation, Shareholder Financial Services,
                                                                    Inc. and Oppenheimer Partnership Holdings,
                                                                    Inc., of OFI Private Investments,Inc.(since
                                                                    March 2000) and of Oppenheimer
                                                                    FundsInternational Ltd. and of Oppenheimer
                                                                    Millennium Funds plc (since May 2000), of OAM
                                                                    Institutional,Inc.(since February
                                                                    2001);Treasurer and Chief Financial
                                                                    Officer(since May 2000) of Oppenheimer Trust
                                                                    Company; Assistant Treasurer (since March 1999)
                                                                    of Oppenheimer Acquisition Corp.and of
                                                                    Centennial Asset Management Corporation; an
                                                                    Officer of other Oppenheimer funds.
                 -------------------------------------------------- -------------------------------------------------
                 -------------------------------------------------- -------------------------------------------------
                 Robert G. Zack,                                    General Counsel of OppenheimerFunds, Inc (since
                  Senior Vice President and General Counsel         March 2002); Senior Vice President of
                                                                    OppenheimerFunds, Inc. (since ___);  Counsel
                                                                    and Assistant Secretary of Shareholder
                                                                    Services, Inc., Shareholder Financial Services,
                                                                    Inc., Oppenheimer Funds International Ltd. and
                                                                    Oppenheimer Millennium Funds plc; an officer of
                                                                    other Oppenheimer funds.
                 -------------------------------------------------- -------------------------------------------------

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the
Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer  Funds ("Board I")

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money MarketFund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer   U.S.   Government Trust

Quest/Rochester Funds ("Board III")

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc. Rochester Fund Municipals

Denver-based Oppenheimer Funds ("Board II")

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Capital Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund Oppenheimer Real Asset Fund
Oppenheimer Select Managers
Oppenheimer Senior Floating Rate Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.

Board IV

Oppenheimer Real Estate Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is 498
Seventh Avenue, New York, New York 10018. The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder
Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and
Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31.          Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Oppenheimer Funds, Inc.
at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 32.          Management Services

Not applicable

Item 33.          Undertakings

I.       The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1)
subsequent to the effective date of its registration statement, the net asset value of the Fund declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value of the Fund increases to an amount greater than its net proceeds as stated in the prospectus.

II.      The Registrant hereby undertakes:

(a)      to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i)      to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii)     to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement.  Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule
424(b) under the Securities Act of 1933 if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the "Calculation of Registration Fee"
table in the effective registration statement; and

(iii)    to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)      that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the Interests offered therein, and the offering of the Interests at that time shall be deemed be the initial bona fide offering thereof; and

(c)      to remove from registration by means of a post-effective amendment any of the Interests being registered which remain unsold at the termination of the offering.

III.     The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of
Additional Information.